As filed with the Securities and Exchange Commission on December 21, 2005

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 81	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

BlackRock Liquidity Funds

(Exact Name of Registrant As Specified In Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 797-2000

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Administration Shares

PROSPECTUS

February     , 2006

BLACKROCK

LIQUIDITY

FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Administration Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Administration Shares. Administration Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes,, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Administration Shares of each Fund by showing how the performance of Administration Shares of each Fund has varied from year to year; and by showing the average annual return for Administration Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Administration Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund

Administration Shares

[BAR CHART]

2003 – 0.96%

2004 – 1.16%

2005 –             %

January, 2002 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (April 2, 2002)
TempFund Administration Shares	%	%

7-Day Yield As of December 31, 2005
TempFund Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

TempCash

Dollar Shares1

[BAR CHART]

1996 – 5.19%

1997 – 5.37%

1998 – 5.30%

1999 – 4.88%

2000 – 6.23%

2001 – 3.93%

2002 – 1.55%

2003 – 0.85%

2004 – 1.04%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
TempCash Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

FedFund

Dollar Shares1

[BAR CHART]

1996 – 5.09%

1997 – 5.22%

1998 – 5.13%

1999 – 4.76%

2000 – 6.03%

2001 – 3.81%

2002 – 1.45%

2003 – 0.77%

2004 – 0.95%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
FedFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
FedFund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

T-Fund

Administration Shares

[BAR CHART]

2003 – 0.89%

2004 – 1.03%

2005 –             %

January, 2003 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (April 2, 2002)
T-Fund Administration Shares	%	%

7-Day Yield As of December 31, 2005
T-Fund Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

Federal Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 5.01%

1997 – 5.13%

1998 – 5.07%

1999 – 4.73%

2000 – 6.02%

2001 – 3.77%

2002 – 1.44%

2003 – 0.73%

2004 – 0.92%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Federal Trust Fund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Treasury Trust Fund

Administration Shares

[BAR CHART]

2003 – 0.81%1

2004 – 0.97%1

2005 –             %

January, 2003 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (May 30, 2002)
Treasury Trust Fund Administration Shares	%[1]	%[1]

7-Day Yield As of December 31, 2005
Treasury Trust Fund Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	No Treasury Trust Administration Shares were outstanding during the period October 3, 2003 through May 24, 2004. For this period, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

MuniFund

Administration Shares

[BAR CHART]

2003 – 0.81%1

2004 – 0.94%1

2005 –             %

January, 2003 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (April 18, 2002)
MuniFund Administration Shares	%[1]	%[1]

7-Day Yield As of December 31, 2005
MuniFund Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	No MuniFund Administration Shares were outstanding during the period October 7, 2003 through May 16, 2004. For this period, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

MuniCash

Dollar Shares1

[BAR CHART]

1996 – 3.26%

1997 – 3.40%

1998 – 3.22%

1999 – 2.93%

2000 – 3.84%

2001 – 2.63%

2002 – 1.25%

2003 – 0.76%

2004 – 0.85%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniCash Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

California Money Fund

Administration Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (June 17, 2004)
California Money Fund Administration Shares	%	%

7-Day Yield As of December 31, 2005
California Money Fund Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

New York Money Fund

Administration Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (June 17, 2004)
New York Money Fund Administration Shares	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Administration Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.19%
Other Expenses	0.12%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.31%

Fee Waiver and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses[1]	0.28%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.22%
Other Expenses	0.12%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.34%

Fee Waiver and Expense Reimbursement	(0.06)%
Net Annual Fund Operating Expenses[1]	0.28%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.26%
Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.39%

Fee Waiver and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses[1]	0.30%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.26%
Other Expenses	0.12%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.38%

Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.30%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.28%
Other Expenses	0.20%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.10%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver and Expense Reimbursement	(0.18)%
Net Annual Fund Operating Expenses[1]	0.30%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.28%
Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.41%

Fee Waiver and Expense Reimbursement	(0.11)%
Net Annual Fund Operating Expenses[1]	0.30%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.30%
Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.43%

Fee Waiver and Expense Reimbursement	(0.13)%
Net Annual Fund Operating Expenses[1]	0.30%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.32%
Other Expenses	0.12%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.44%

Fee Waiver and Expense Reimbursement	(0.14)%
Net Annual Fund Operating Expenses[1]	0.30%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.38%
Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.51%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1]	0.30%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares
Management Fees[2]	0.38%
Other Expenses	0.14%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.04%

Total Annual Fund Operating Expenses	0.52%

Fee Waiver and Expense Reimbursement	(0.22)%
Net Annual Fund Operating Expenses[1]	0.30%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$29	$97	$171	$390
TempCash	$29	$103	$185	$425
FedFund	$31	$116	$210	$484
T-Fund	$31	$114	$205	$473
Federal Trust Fund	$31	$136	$251	$586
Treasury Trust Fund	$31	$121	$219	$507
MuniFund	$31	$125	$228	$530
MuniCash	$31	$127	$232	$541
California Money Fund	$31	$142	$264	$620
New York Money Fund	$31	$145	$269	$632

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund and TempCash. Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempFund and TempCash. Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund and TempCash. Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempFund and TempCash. Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund and TempCash. Each Fund may invest in loan participations.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash. In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $              billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February     , 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
TempCash	0.08%	0.08%
FedFund	0.10%	0.07%
T-Fund	0.10%	0.08%
Federal Trust Fund	0.08%	0.02%
Treasury Trust Fund	0.11%	0.06%
MuniFund	0.085%	0.085%
MuniCash	0.09%	0.09%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2007.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350); through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Administration Shares.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	12:30 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Administration Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	12:30 p.m.
MuniCash**	12:30 p.m.
California Money Fund***	1:00 p.m.
New York Money Fund**	12:30 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, and New York Money Fund Administration Shares placed between 12:00 Noon and 12:30 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Administration Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional

Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administration Shares.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Administration Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Administration Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the past five years or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                                     , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Administration Shares

The table below sets forth selected financial data for a TempFund Administration Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period April 4, 2002[1] through October 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0267	$0.0099	$0.0103	$0.0095

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0267)	$(0.0099)	$(0.0103)	$(0.0095)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	2.70%	0.99%	1.04%	1.66%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,261,354	$1,200,346	$330	$124
Ratio of Expenses to Average Daily Net Assets	0.28%	0.28%	0.28%	0.28%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.28%	0.28%	0.28%	0.28%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.31%	0.31%	0.30%	0.29%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.71%	1.25%	1.00%	1.62%[2]

[1]	Commencement of Operations.
[2]	Annualized.

TempCash Dollar Shares

TempCash Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0253	$0.0087	$0.0093	$0.0168	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0253)	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.56%	0.88%	0.93%	1.70%	4.67%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$595,873	$531,509	$433,227	$402,137	$447,082
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.49%	0.48%	0.50%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	2.63%	0.87%	0.94%	1.71%	4.56%

FedFund Dollar Shares

FedFund Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0244	$0.0080	$0.0085	$0.0158	$0.0444

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0244)	$(0.0080)	$(0.0085)	$(0.0158)	$(0.0444)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.47%	0.80%	0.85%	1.60%	4.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$372,460	$345,479	$397,344	$635,685	$814,186
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%	0.54%	0.53%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.49%	0.79%	0.87%	1.61%	4.18%

T-Fund Administration Shares

The table below sets forth selected financial data for a T-Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period April 9, 2002[1] through October 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0250	$0.0088	$0.0096	$0.0089

Less Distributions:
Dividends to Shareholders from Net Investment Income	$0.0250	$(0.0088)	$(0.0096)	$(0.0089)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	2.53%	0.89%	0.96%	1.58%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$19,832	$201	$142	$185,529
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%	0.30%	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%	0.30%	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.37%	0.39%	0.37%	0.37%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.98%	0.90%	0.98%	1.55%[2]

[1]	Commencement of operations.
[2]	Annualized.

Federal Trust Fund Dollar Shares

Federal Trust Fund Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0238	$0.0076	$0.0081	$0.0158	$0.0440

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.41%	0.77%	0.81%	1.59%	4.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$18,857	$7,835	$4,555	$4,675	$14,253
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.63%	0.60%	0.60%	0.53%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	2.55%	0.80%	0.80%	1.64%	4.39%

Treasury Trust Fund Administration Shares

The table below sets forth selected financial data for a Treasury Trust Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period May 25, 2004[1] through October 31, 2004	For the Period November 2, 2002 through October 31, 2003[1]	For the Period May 30, 2002[2] through October 31, 2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0234	$0.0043	$0.0083	$0.0063

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0234)	$(0.0043)	$(0.0083)	$(0.0063)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	2.37%	0.44%	0.91%[3]	1.49%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$154,211	$141,449	—	$33,255
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%[3]	0.30%[3]	0.30%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%[3]	0.30%[3]	0.30%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.40%[3]	0.42%[3]	0.42%[3]
Ratio of Net Investment Income to Average Daily Net Assets	2.36%	1.04%[3]	0.91%[3]	1.49%[3]

[1]	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.
[2]	Commencement of operations.
[3]	Annualized.

MuniFund Administration Shares

The table below sets forth selected financial data for a MuniFund Administration Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period May 17, 2004[1] through October 31, 2004	For the Period April 18, 2002[2] through October 31, 2002
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0189	$0.0044	$0.0069

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0189)	$(0.0044)	$(0.0069)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	1.91%	0.44%	1.28%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$516,607	$437,590	$13,051
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%[3]	0.30%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.29%	0.30%[3]	0.29%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.43%	0.43%[3]	0.47%[3]
Ratio of Net Investment Income to Average Daily Net Assets	1.90%	1.01%[3]	1.27%[3]

[1]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.
[2]	Commencement of operations.
[3]	Annualized.

MuniCash Dollar Shares

MuniCash Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0181	$0.0075	$0.0083	$0.0131	$0.0300

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0181)	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.83%	0.76%	0.84%	1.32%	3.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$59,322	$79,579	$90,241	$58,991	$40,306
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.58%	0.59%	0.61%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	1.79%	0.75%	0.81%	1.30%	3.19%

California Money Fund Administration Shares

The table below sets forth selected financial data for a California Money Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the period June 17, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0187	$0.0037

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0187)	$(0.0037)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.89%	0.37%
Ratios/Supplemental Data:

Net Assets, End of Period (000)	$3,898	$1,738

Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%[2]

Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%[2]

Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%	0.51%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.98%	1.00%[2]

[1]	Commencement of operations
[2]	Annualized.

New York Money Fund Administration Shares

The table below sets forth selected financial data for a New York Money Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period June 17, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0187	$0.0035

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0187)	$(0.0035)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.89%	0.35%
Ratios/Supplemental Data:

Net Assets, End of Period (000)	$16,394	$21,890

Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%[2]

Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%[2]

Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%	0.51%[2]

Ratio of Net Investment Income to Average Daily Net Assets	1.84%	0.94%[2]

[1]	Commencement of operations
[2]	Annualized.

How To Contact BlackRock Liquidity Funds

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1 800-821-6006

Administration Shares	Fund Code
TempFund	H1
TempCash	H6
FedFund	U4
T-Fund	N1
Federal Trust Fund	U6
Treasury Trust Fund	N6
MuniFund	K1
MuniCash	K6
California Money Fund	R1
New York Money Fund	R6

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Cash Management Shares Investment Portfolios Offered by BlackRock Liquidity Funds

PROSPECTUS

February     , 2006

BLACKROCK

LIQUIDITY

FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Cash Management Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Management Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Cash Management Shares. Cash Management Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively,

“Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Cash Management Shares of each Fund by showing how the performance of Cash Management Shares of each Fund has varied from year to year; and by showing the average annual return for Cash Management Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Cash Management Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund

Cash Management Shares

[BAR CHART]

2000 – 5.92%

2001 – 3.61%

2002 – 1.23%

2003 – 0.55%

2004 – 0.75%

2005 –             %

January, 2000 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	Since Inception (June 14, 1999)
TempFund Cash Management Shares	%	%	%

7-Day Yield As of December 31, 2005
TempFund Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

TempCash

Dollar Shares1

[BAR CHART]

1996 – 5.19%

1997 – 5.37%

1998 – 5.30%

1999 – 4.88%

2000 – 6.23%

2001 – 3.93%

2002 – 1.55%

2003 – 0.85%

2004 – 1.04%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
TempCash Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

FedFund

Dollar Shares1

[BAR CHART]

1996 – 5.09%

1997 – 5.22%

1998 – 5.13%

1999 – 4.76%

2000 – 6.03%

2001 – 3.81%

2002 – 1.45%

2003 – 0.77%

2004 – 0.95%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
FedFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
FedFund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

T-Fund

Cash Management Shares

[BAR CHART]

2000 – 5.64%

2001 – 3.38%

2002 – 1.15%

2003 – 0.49%

2004 – 0.63%

2005 –             %

January, 2000 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	Since Inception (May 17, 1999)
T-Fund Cash Management Shares	%	%	%

7-Day Yield As of December 31, 2005
T-Fund Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

Federal Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 5.01%

1997 – 5.13%

1998 – 5.07%

1999 – 4.73%

2000 – 6.02%

2001 – 3.77%

2002 – 1.44%

2003 – 0.73%

2004 – 0.92%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Federal Trust Fund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Treasury Trust Fund

Cash Management Shares

[BAR CHART]

2001 – 3.30%

2002 – 1.08%1

2003 – 0.41%1

2004 – 0.57%1

2005 –             %

December, 2001 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (December 11, 2000)
Treasury Trust Fund Cash Management Shares	%[1]	%[1]

7-Day Yield As of December 31, 2005
Treasury Trust Fund Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	There were no Treasury Trust Fund Cash Management Shares outstanding from October 16, 2002 through December 2, 2002; January 17, 2003 through May 29, 2003 and June 21, 2004 through November 16, 2004. For these periods, the performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

MuniFund

Cash Management Shares

[BAR CHART]

2000 – 3.44%

2001 – 2.17%1

2002 – 0.85%1

2003 – 0.41%1

2004 – 0.54%

2005 –             %

January, 2000 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	Since Inception (June 14, 1999)
MuniFund Cash Management Shares	%	%[1]	%[1]

7-Day Yield As of December 31, 2005
MuniFund Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	There were no MuniFund Cash Management Shares outstanding during the periods December 18, 2001 through January 10, 2002 and December 6, 2002 through January 9, 2003. For these periods, the performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

MuniCash

Dollar Shares1

[BAR CHART]

1996 – 3.26%

1997 – 3.40%

1998 – 3.22%

1999 – 2.93%

2000 – 3.84%

2001 – 2.63%

2002 – 1.00%

2003 – 0.51%

2004 – 0.60%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniCash Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	MuniCash Cash Management Shares do not have any shares outstanding nor do they have a full calendar year of performance for prior years. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

California Money Fund

Cash Management Shares

[BAR CHART]

2004 – 0.52%

2005 –             %

January, 2004 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (July 14, 2003)
California Money Fund Cash Management Shares	%	%

7-Day Yield As of December 31, 2005
California Money Fund Cash Management Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

New York Money Fund

Institutional Shares1

[BAR CHART]

1996 – 3.30%

1997 – 3.48%

1998 – 3.22%

1999 – 2.99%

2000 – 3.80%

2001 – 2.47%

2002 – 1.27%

2003 – 0.92%

2004 – 1.00%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
New York Money Fund Institutional Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Institutional Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Management Shares of the Fund do not yet have a full calendar year of performance, the performance shown is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten-year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.19%
Other Expenses	0.52%

Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.71%

Fee Waiver and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses[1]	0.68%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.22%
Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.74%

Fee Waiver and Expense Reimbursement	(0.06)%
Net Annual Fund Operating Expenses[1]	0.68%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.26%
Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.79%

Fee Waiver and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses[1]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.26%
Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.78%

Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.28%
Other Expenses	0.60%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.10%

Total Annual Fund Operating Expenses	0.88%

Fee Waiver and Expense Reimbursement	(0.18)%
Net Annual Fund Operating Expenses[1]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.28%
Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.81%

Fee Waiver and Expense Reimbursement	(0.11)%
Net Annual Fund Operating Expenses[1]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.30%
Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.83%

Fee Waiver and Expense Reimbursement	(0.13)%
Net Annual Fund Operating Expenses[1]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.32%
Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.84%

Fee Waiver and Expense Reimbursement	(0.14)%
Net Annual Fund Operating Expenses[1]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.38%
Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.91%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares
Management Fees[2]	0.38%
Other Expenses	0.54%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.04%
Total Annual Fund Operating Expenses	0.92%

Fee Waiver and Expense Reimbursement	(0.22)%
Net Annual Fund Operating Expenses[1]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Management Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Management Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Cash Management Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$69	$224	$392	$880
TempCash	$69	$231	$406	$913
FedFund	$72	$243	$430	$970
T-Fund	$72	$241	$425	$959
Federal Trust Fund	$72	$263	$470	$1,068
Treasury Trust Fund	$72	$248	$439	$991
MuniFund	$72	$252	$448	$1,013
MuniCash	$72	$254	$452	$1,024
California Money Fund	$72	$269	$483	$1,100
New York Money Fund	$72	$271	$488	$1,111

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund and TempCash. Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempFund and TempCash. Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’

acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund and TempCash. Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempFund and TempCash. Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund and TempCash. Each Fund may invest in loan participations.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash. In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February     , 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC

TempFund	0.10%	0.07%
TempCash	0.08%	0.08%
FedFund	0.10%	0.07%
T-Fund	0.10%	0.08%
Federal Trust Fund	0.08%	0.02%
Treasury Trust Fund	0.11%	0.06%
MuniFund	0.085%	0.085%
MuniCash	0.09%	0.09%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2007.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350); through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Management Shares.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	12:30 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Management Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	12:30 p.m.
MuniCash**	12:30 p.m.
California Money Fund***	1:00 p.m.
New York Money Fund**	12:30 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash and New York Money Fund Cash Management Shares placed between 12:00 Noon and 12:30 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Cash Management Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” The Funds reserve the right to vary or waive the minimum and subsequent investment requirements. An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Management Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Cash Management Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the past five years, or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                                 , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Cash Management Shares

The table below sets forth selected financial data for a TempFund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0227	$0.0059	$0.0063	$0.0136	$0.0427

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0227)	$(0.0059)	$(0.0063)	$(0.0136)	$(0.0427)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.29%	0.59%	0.63%	1.37%	4.35%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$282,475	$192,325	$147,693	$65,140	$58,043
Ratio of Expenses to Average Daily Net Assets	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.71%	0.71%	0.70%	0.68%	0.70%
Ratio of Net Investment Income to Average Daily Net Assets	2.38%	0.58%	0.57%	1.34%	3.93%

TempCash Dollar Shares

TempCash Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0253	$0.0087	$0.0093	$0.0168	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0253)	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.56%	0.88%	0.93%	1.70%	4.67%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$595,873	$531,509	$433,227	$402,137	$447,082
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.49%	0.48%	0.50%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	2.63%	0.87%	0.94%	1.71%	4.56%

FedFund Dollar Shares

FedFund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0244	$0.0080	$0.0085	$0.0158	$0.0444

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0244)	$(0.0080)	$(0.0085)	$(0.0158)	$(0.0444)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.47%	0.80%	0.85%	1.60%	4.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$372,460	$345,479	$397,344	$635,685	$814,186
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%	0.54%	0.53%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.49%	0.79%	0.87%	1.61%	4.18%

T-Fund Cash Management Shares

The table below sets forth selected financial data for a T-Fund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0210	$0.0048	$0.0056	$0.0129	$0.0404

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0210)	$(0.0048)	$(0.0056)	$(0.0129)	$(0.0404)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.12%	0.48%	0.56%	1.29%	4.11%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$126,531	$71,616	$73,714	$79,717	$45,678
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.70%	0.70%	0.70%	0.69%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.78%	0.78%	0.77%	0.76%	0.77%
Ratio of Net Investment Income to Average Daily Net Assets	2.21%	0.49%	0.56%	1.27%	3.99%

Federal Trust Fund Dollar Shares

Federal Trust Fund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0238	$0.0076	$0.0081	$0.0158	$0.0440

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.41%	0.77%	0.81%	1.59%	4.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$18,857	$7,835	$4,555	$4,675	$14,253
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.63%	0.60%	0.60%	0.53%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	2.55%	0.80%	0.80%	1.64%	4.39%

Treasury Trust Fund Cash Management Shares

The table below sets forth selected financial data for a Treasury Trust Fund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period November 1, 2003 through June 20, 2004[1]	For the Period December 3, 2002 through October 31, 2003[1]	For the Period November 1, 2001 through October 15, 2002[1]	For the Period December 11, 2000[2] through October 31, 2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net Investment Income	$0.0190	$0.0018	$0.0021	$0.0116	$0.0331

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0190)	$(0.0018)	$(0.0021)	$(0.0116)	$(0.0331)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.92%	0.18%[3]	0.39%[3]	1.16%[3]	3.78%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$21,929	$—	$6,924	$—	$8,363
Ratio of Expenses to Average Daily Net Assets	0.70%[3]	0.70%[3]	0.70%[3]	0.69%[3]	0.76%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%[3]	0.70%[3]	0.70%[3]	0.69%[3]	0.76%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.81%[3]	0.80%[3]	0.80%[3]	0.76%[3]	0.85%[3]
Ratio of Net Investment Income to Average Daily Net Assets	1.58%[3]	0.27%[3]	0.48%[3]	1.22%[3]	4.42%[3]

[1]	There were no Treasury Trust Fund Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002, January 17, 2003 to May 29, 2003 and June 21, 2004 to October 31, 2004.
[2]	Commencement of Operations.
[3]	Annualized.

MuniFund Cash Management Shares

The table below sets forth selected financial data for a MuniFund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003[1]	2002[1]	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net Investment Income	$0.0149	$0.0045	$0.0040	$0.0085	$0.0252

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0149)	$(0.0045)	$(0.0040)	$(0.0085)	$(0.0252)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$100

Total Return	1.51%	0.45%	0.45%[2]	0.91%[2]	2.55%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$35,774	$20,114	$22,423	$11,197	$4,763
Ratio of Expenses to Average Daily Net Assets	.070%	0.70%	0.70%[2]	0.70%[2]	0.70%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.69%	0.69%	0.69%[2]	0.69%[2]	0.69%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.83%	0.84%	0.85%[2]	0.87%[2]	0.89%
Ratio of Net Investment Income to Average Daily Net Assets	1.58%	0.43%	0.40%[2]	0.90%[2]	2.39%

[1]	There were no MuniFund Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9, 2003.
[2]	Annualized.

MuniCash Cash Management Shares

The table below sets forth selected financial data for a MuniCash Cash Management Share outstanding throughout each period presented.

	2005	Years Ended October 31, 2004	2003	For the Period November 1, 2001 through October 15, 2002[1]	For the Period March 2, 2001[2] through October 31, 2001
Net Asset Value, Beginning of Period	—	—	—	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	—	—	—	$0.0101	$0.0163

Less Distributions:
Dividends to Shareholders from Net Investment Income	—	—	—	$(0.0101)	$(0.0163)

Net Asset Value, End of Period	—	—	—	$1.00	$1.00

Total Return	—	—	—	1.01%[3]	2.47%[3]
Ratio/Supplemental Data
Net Assets, End of Period (000)	—	—	—	—	$5,118
Ratio of Expenses to Average Daily Net Assets	—	—	—	0.70%[3]	0.69%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	—	—	—	0.69%[3]	0.69%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	—	—	—	0.87%[3]	0.89%[3]
Ratio of Net Investment Income to Average Daily Net Assets	—	—	—	1.07%[3]	2.36%[3]

[1]	There were no MuniCash Cash Management Shares outstanding during the period October 16, 2002 to October 31, 2004.
[2]	Commencement of Operations.
[3]	Annualized.

California Money Fund Cash Management Shares

The table below sets forth selected financial data for a California Money Fund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31,		For the period July 14, 2003[1] through October 31, 2003
	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0147	$0.0042	$0.0008

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0147)	$(0.0042)	$(0.0008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	1.48%	0.42%	0.25%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$205	$120	$227
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%	0.69%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.70%	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.91%	0.90%	0.91%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.50%	0.40%	0.25%[2]

[1]	Commencement of Operations.
[2]	Annualized.

New York Money Fund Institutional Shares

New York Money Fund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0197	$0.0091	$0.0096	$0.0131	$0.0285

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0197)	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.99%	0.92%	0.96%	1.32%	2.89%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$271,454	$234,346	$347,960	$362,077	$369,989
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	.020%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.40%	0.40%	0.41%	0.44%
Ratio of Net Investment Income to Average Daily Net Assets	1.98%	0.90%	0.95%	1.31%	2.82%

How To Contact BlackRock Liquidity Funds

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Cash Management Shares	Fund Code
TempFund	H3
TempCash	H4
FedFund	U2
T-Fund	N3
Federal Trust Fund	U1
Treasury Trust Fund	N4
MuniFund	K3
MuniCash	K4
California Money Fund	R3
New York Money Fund	R4

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Cash Plus Shares

PROSPECTUS February , 2006
BLACKROCK LIQUIDITY FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Cash Plus Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Plus Shares of the BlackRock Liquidity Funds.

This Prospectus contains information about the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Cash Plus Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations (as defined below), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. “Municipal Obligations” are those obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal and New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

Cash Plus Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund (Institutional Shares for the New York Money Fund) by showing how the performance of such Shares of each Fund has varied from year to year; and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund (Institutional Shares for the New York Money Fund). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempCash

Dollar Shares1

[Bar Chart]

1996 – 5.19%

1997 – 5.37%

1998 – 5.30%

1999 – 4.88%

2000 – 6.23%

2001 – 3.93%

2002 – 1.55%

2003 – 0.85%

2004 – 1.04%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
TempCash Dollar Shares[1]	%

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

FedFund

Dollar Shares1

[Bar Chart]

1996 – 5.09%

1997 – 5.22%

1998 – 5.13%

1999 – 4.76%

2000 – 6.03%

2001 – 3.81%

2002 – 1.45%

2003 – 0.77%

2004 – 0.95%

2005 –             %

January, 1996– December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
FedFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
FedFund Dollar Shares[1]	%

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

MuniCash

Dollar Shares1

[Bar Chart]

1996 – 3.26%

1997 – 3.40%

1998 – 3.22%

1999 – 2.93%

2000 – 3.84%

2001 – 2.63%

2002 – 1.25%

2003 – 0.76%

2004 – 0.85%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniCash Dollar Shares[1]	%

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

California Money Fund

Dollar Shares1

[Bar Chart]

1996 – 2.96%

1997 – 3.14%

1998 – 2.88%

1999 – 2.57%

2000 – 3.12%

2001 – 2.09%

2002 – 1.04%

2003 – 0.64%

2004 – 0.77%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
California Money Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
California Money Fund Dollar Shares[1]	%

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

New York Money Fund

Institutional Shares1

[Bar Chart]

1996 – 3.30%

1997 – 3.48%

1998 – 3.22%

1999 – 2.99%

2000 – 3.80%

2001 – 2.47%

2002 – 1.27%

2003 – 0.92%

2004 – 1.00%

2005 –             %

January, 1996 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
New York Money Fund Institutional Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Institutional Shares[1]	%

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares
Management Fees[2]	0.22%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	1.09%

Fee Waiver and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses[1]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares
Management Fees[2]	0.26%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	1.14%

Fee Waiver and Expense Reimbursement	(0.14)%
Net Annual Fund Operating Expenses[1]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares
Management Fees[2]	0.32%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	1.19%

Fee Waiver and Expense Reimbursement	(0.19)%
Net Annual Fund Operating Expenses[1]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares
Management Fees[2]	0.38%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	1.26%

Fee Waiver and Expense Reimbursement	(0.26)%
Net Annual Fund Operating Expenses[1]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares
Management Fees[2]	0.38%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.04%

Total Annual Fund Operating Expenses	1.27%

Fee Waiver and Expense Reimbursement	(0.27)%
Net Annual Fund Operating Expenses[1]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Plus Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Plus Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Cash Plus Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$102	$336	$588	$1,310
FedFund	$102	$348	$614	$1,374
MuniCash	$102	$357	$632	$1,416
California Money Fund	$102	$374	$667	$1,500
New York Money Fund	$102	$372	$662	$1,489

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempCash, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash, MuniCash, California Money and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempCash. The Fund may invest in loan participations.

Municipal Obligations. MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to federal alternative minimum tax, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. In addition, the Fund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and FedFund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempCash and FedFund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempCash, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $              billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February     , 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempCash	0.08%	0.08%
FedFund	0.10%	0.07%
MuniCash	0.09%	0.09%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2007.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash and FedFund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350); through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Plus Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Your financial institution may impose earlier deadlines for purchase orders for Cash Plus Shares. Each of the Funds may at its discretion reject any purchase order for Cash Plus Shares.

Fund	Deadline (Eastern time)
TempCash	3:00 p.m.
FedFund	3:00 p.m.
MuniCash	12:00 p.m.
California Money Fund	12:00 p.m.
New York Money Fund	12:00 p.m.

Purchases of shares of each Fund may be effected through a Cash Plus account (an “Account”) through procedures and requirements established by your financial institution. Beneficial ownership of Cash Plus Shares will be recorded by your financial institution and will be reflected in Account statements. Your financial institution may impose minimum investment Account requirements. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an Account, your financial institution may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your financial institution, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your financial institution and the Funds. In addition, your financial institution may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his financial institution for details.

Redemption of Shares

Cash Plus Shares may be redeemed at any time through a representative of your financial institution. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Your financial institution may impose earlier deadlines for redemption orders for Cash Plus Shares. The Funds reserve the right to limit the amount of redemption orders that will be paid on the same day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	3:00 p.m.
FedFund	3:00 p.m.
MuniCash	12:00 p.m.
California Money Fund	12:00 p.m.
New York Money Fund	12:00 p.m.

The Funds shall have the right to redeem Cash Plus Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty-days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Cash Plus Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Your financial institution may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your financial institution reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Plus Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds entered into an agreement with your financial institution. The agreement requires your financial institution to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares of each of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund, held by your financial institution. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreement, your financial institution is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds entered into an agreement with your financial institution. The agreement requires your financial institution to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund’s payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by your financial institution, of which 25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreement, your financial institution is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

Cash Plus Shares do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund (Institutional Shares for New York Money Fund) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                                 , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Dollar Shares

TempCash Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0253	$0.0087	$0.0093	$0.0168	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0253)	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.56%	0.88%	0.93%	1.70%	4.67%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$595,873	$531,509	$433,227	$402,137	$447,082
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.49%	0.48%	0.50%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	2.63%	0.87%	0.94%	1.71%	4.56%

FedFund Dollar Shares

FedFund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0244	$0.0080	$0.0085	$0.0158	$0.0444

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0244)	$(0.0080)	$(0.0085)	$(0.0158)	$(0.0444)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.47%	0.80%	0.85%	1.60%	4.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$372,460	$345,479	$397,344	$635,685	$814,186
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%	0.54%	0.53%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.49%	0.79%	0.87%	1.61%	4.18%

MuniCash Dollar Shares

MuniCash Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0181	$0.0075	$0.0083	$0.0131	$0.0300

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0181)	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.83%	0.76%	0.84%	1.32%	3.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$59,322	$79,579	$90,241	$58,991	$40,306
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.58%	0.59%	0.61%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	1.79%	0.75%	0.81%	1.30%	3.19%

California Money Fund Dollar Shares

California Money Fund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0172	$0.0067	$0.0069	$0.0107	$0.0246

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0172	$(0.0067)	$(0.0069)	$(0.0107)	$(0.0246)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.74%	0.68%	0.69%	1.07%	2.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$26,293	$1,347	$15,463	$29,922	$27,460
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.66%	0.65%	0.67%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	1.84%	0.66%	0.71%	1.12%	2.45%

New York Money Fund Institutional Shares

New York Money Fund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0197	$0.0091	$0.0096	$0.0131	$0.0285

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0197)	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.99%	0.92%	0.96%	1.32%	2.89%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$271,454	$234,346	$347,960	$362,077	$369,989
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	.020%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.40%	0.40%	0.41%	0.44%
Ratio of Net Investment Income to Average Daily Net Assets	1.98%	0.90%	0.95%	1.31%	2.82%

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial institution.

For purchases and redemption orders, please call your financial institution.

Written correspondence may be sent to your financial institution.

For yield information call: 1-800-821-6006

Cash Plus Shares	Fund Code
TempCash	121
FedFund	130
MuniCash	148
California Money Fund	152
New York Money Fund	153

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Cash Reserve Shares

Investment Portfolios Offered by

BlackRock Liquidity Funds

PROSPECTUS

February     , 2006

BLACKROCK

LIQUIDITY

FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Cash Reserve Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Reserve Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Cash Reserve Shares. Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal and New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Cash Reserve Shares of each Fund by showing how the performance of Cash Reserve Shares of each Fund has varied from year to year; and by showing the average annual return for Cash Reserve Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Cash Reserve Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund

Cash Reserve Shares

[BAR CHART]

2000 – 6.19%1

2001 – 3.71%

2002 – 1.33%

2003 – 0.65%2

2004 – 0.85%2

2005 –             %

May, 2000 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	Since Inception (May 30, 2000)
TempFund Cash Reserve Shares[2]	%	%	%

7-Day Yield As of December 31, 2005
TempFund Cash Reserve Shares[2]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	TempFund Cash Reserve Shares commenced operations on May 30, 2000 and did not have a full calendar year of performance for the year ended December 31, 2000. The performance shown for the year ended December 31, 2000 is that of the Fund’s Dollar Shares. The Fund’s Dollar Shares and Cash Reserve Shares should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

[2]	No TempFund Cash Reserve Shares were outstanding during the periods August 7, 2003 through September 15, 2003 and December 16, 2003 through December 31, 2004. For these periods, the performance of the Fund’s Cash Reserve Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

TempCash

Dollar Shares1

[BAR CHART]

1996 – 5.19%

1997 – 5.37%

1998 – 5.30%

1999 – 4.88%

2000 – 6.23%

2001 – 3.93%

2002 – 1.55%

2003 – 0.85%

2004 – 1.04%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
TempCash Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

FedFund

Cash Reserve Shares

[BAR CHART]

2004 – 0.80%

2005 –             %

January, 2004 - December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (April 1, 2003)
FedFund Cash Reserve Shares	%	%

7-Day Yield As of December 31, 2005
FedFund Cash Reserve Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

T-Fund

Dollar Shares1

[BAR CHART]

1996 – 5.08%

1997 – 5.19%

1998 – 5.09%

1999 – 4.64%

2000 – 5.90%

2001 – 3.64%

2002 – 1.41%

2003 – 0.74%

2004 – 0.88%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
T-Fund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Federal Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 5.01%

1997 – 5.13%

1998 – 5.07%

1999 – 4.73%

2000 – 6.02%

2001 – 3.77%

2002 – 1.44%

2003 – 0.73%

2004 – 0.92%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Federal Trust Fund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Treasury Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 4.87%

1997 – 4.94%

1998 – 4.74%

1999 – 4.36%

2000 – 5.61%

2001 – 3.56%

2002 – 1.32%

2003 – 0.66%

2004 – 0.82%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Treasury Trust Fund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

MuniFund

Cash Reserve Shares

[BAR CHART]

2001 – 2.23%

2002 – 0.95%

2003 – 0.51%1

2004 – 0.64%1

2005 –             %

January, 2001 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Year	Since Inception (August 4, 2000)
MuniFund Cash Reserve Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniFund Cash Reserve Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	There were no MuniFund Cash Reserve Shares outstanding from August 7, 2003 through December 31, 2005. For this period, the performance of the Fund’s Cash Reserve Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

MuniCash

Dollar Shares1

[BAR CHART]

1996 – 3.26%

1997 – 3.40%

1998 – 3.22%

1999 – 2.93%

2000 – 3.84%

2001 – 2.63%

2002 – 1.25%

2003 – 0.76%

2004 – 0.85%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniCash Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

California Money Fund

Dollar Shares1

[BAR CHART]

1996 – 2.96%

1997 – 3.14%

1998 – 2.88%

1999 – 2.57%

2000 – 3.12%

2001 – 2.09%

2002 – 1.04%

2003 – 0.64%

2004 – 0.77%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
California Money Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
California Money Fund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

New York Money Fund

Institutional Shares1

[BAR CHART]

1996 – 3.30%

1997 – 3.48%

1998 – 3.22%

1999 – 2.99%

2000 – 3.80%

2001 – 2.47%

2002 – 1.27%

2003 – 0.92%

2004 – 1.00%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
New York Money Fund Institutional Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Institutional Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.19%
Other Expenses	0.42%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.61%

Fee Waiver and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses[1]	0.58%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.22%
Other Expenses	0.42%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.64%

Fee Waiver and Expense Reimbursement	(0.06)%
Net Annual Fund Operating Expenses[1]	0.58%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.26%
Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.69%

Fee Waiver and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.26%
Other Expenses	0.42%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%
Total Annual Fund Operating Expenses	0.68%

Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.28%
Other Expenses	0.50%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.10%

Total Annual Fund Operating Expenses	0.78%

Fee Waiver and Expense Reimbursement	(0.18)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.28%
Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.71%

Fee Waiver and Expense Reimbursement	(0.11)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.30%
Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.73%

Fee Waiver and Expense Reimbursement	(0.13)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.32%
Other Expenses	0.42%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.74%

Fee Waiver and Expense Reimbursement	(0.14)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.38%
Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.81%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.38%
Other Expenses	0.44%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.04%

Total Annual Fund Operating Expenses	0.82%

Fee Waiver and Expense Reimbursement	(0.22)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Reserve Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Reserve Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Cash Reserve Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$59	$192	$337	$759
TempCash	$59	$199	$351	$793
FedFund	$61	$212	$375	$850
T-Fund	$61	$210	$371	$839
Federal Trust Fund	$61	$231	$416	$949
Treasury Trust Fund	$61	$216	$384	$872
MuniFund	$61	$220	$393	$894
MuniCash	$61	$222	$398	$905
California Money Fund	$61	$238	$429	$982
New York Money Fund	$61	$240	$433	$993

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund and TempCash. Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempFund and TempCash. Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund and TempCash. Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempFund and TempCash. Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund and TempCash. Each Fund may invest in loan participations.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New

York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash. In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February     , 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
TempCash	0.08%	0.08%
FedFund	0.10%	0.07%
T-Fund	0.10%	0.08%
Federal Trust Fund	0.08%	0.02%
Treasury Trust Fund	0.11%	0.06%
MuniFund	0.085%	0.085%
MuniCash	0.09%	0.09%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2007.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase and redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Reserve Shares.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	12:30 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	12:30 p.m.
MuniCash**	12:30 p.m.
California Money Fund***	1:00 p.m.
New York Money Fund**	12:30 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash and New York Money Fund Cash Reserve Shares placed between 12:00 Noon and 12:30 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Cash Reserve Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid the same day.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Reserve Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue

Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

* * *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the past five years, or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                                     , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Cash Reserve Shares

The table below sets forth selected financial data for a TempFund Cash Reserve Share outstanding throughout each period presented.

	For the period October 4, 2005 through October 31, 2005	For the period November 1, 2003 through December 15, 2003[1]	Year Ended October 31,
			2003[1]	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0025	$0.0007	$0.0067	$0.0146	$0.0437

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0025)	$(0.0007)	$(0.0067)	$(0.0146)	$(0.0437)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.24%	0.07%	0.76%[3]	1.47%	4.46%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$3,723	$–	$6,622	$178,398	$208,114
Ratio of Expenses to Average Daily Net Assets	0.58%[3]	0.58%[3]	0.58%[3]	0.58%	0.58%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.58%[3]	0.58%[3]	0.58%[3]	0.58%	0.58%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.62%[3]	0.60%[3]	0.60%[3]	0.58%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets	3.36%	0.54%[3]	0.94%[3]	1.47%	4.42%

[1]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003, and December 16, 2003 to October 4, 2005.
[2]	Commencement of Operations.
[3]	Annualized.

TempCash Dollar Shares

TempCash Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0253	$0.0087	$0.0093	$0.0168	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0253)	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.56%	0.88%	0.93%	1.70%	4.67%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$595,873	$531,509	$433,227	$402,137	$447,082
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.49%	0.48%	0.50%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	2.63%	0.87%	0.94%	1.71%	4.56%

FedFund Cash Reserve Shares

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout each period presented.

	Year ended October 31,		For the Period April 1, 2003[1] through October 31, 2003
	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0229	$0.0065	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0229)	$(0.0065)	$(0.0034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	2.32%	0.65%	0.59%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,547	$9,276	$13,492
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.70%	0.69%	0.69%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.94%	0.62%	0.58%[2]

[1]	Commencement of Operations.
[2]	Annualized.

T-Fund Dollar Shares

T-Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0235	$0.0073	$0.0081	$0.0154	$0.0429

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.37%	0.74%	0.81%	1.55%	4.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$728,167	$1,481,069	$449,468	$448,592	$542,219
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.53%	0.52%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.43%	0.73%	0.79%	1.54%	4.34%

Federal Trust Fund Dollar Shares

Federal Trust Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0238	$0.0076	$0.0081	$0.0158	$0.0440

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.41%	0.77%	0.81%	1.59%	4.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$18,857	$7,835	$4,555	$4,675	$14,253
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.63%	0.60%	0.60%	0.53%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	2.55%	0.80%	0.80%	1.64%	4.39%

Treasury Trust Fund Dollar Shares

Treasury Trust Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0219	$0.0066	$0.0073	$0.0145	$0.0418

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0219)	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.21%	0.67%	0.74%	1.46%	4.26%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$206,999	$343,163	$270,930	$321,730	$379,989
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.56%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.09%	0.68%	0.75%	1.46%	4.17%

MuniFund Cash Reserve Shares

The table below sets forth selected financial data for a MuniFund Cash Reserve Share outstanding throughout each year presented.

	For the period November 1, 2002 through August 6, 2003[1]	Year Ended October 31,
		2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0047	$0.0102	$0.0262

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0047)	$(0.0102)	$(0.0262)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.57%[3]	1.03%	2.65%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	—	$8,626	$12,089
Ratio of Expenses to Average Daily Net Assets	0.60%[3]	0.60%	0.60%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.59%[3]	0.59%	0.59%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.75%[3]	0.77%	0.79%
Ratio of Net Investment Income to Average Daily Net Assets	0.63%[3]	1.03%	2.68%

[1]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2005.
[2]	Commencement of Operations.
[3]	Annualized.

MuniCash Dollar Shares

MuniCash Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0181	$0.0075	$0.0083	$0.0131	$0.0300

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0181)	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.83%	0.76%	0.84%	1.32%	3.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$59,322	$79,579	$90,241	$58,991	$40,306
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.58%	0.59%	0.61%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	1.79%	0.75%	0.81%	1.30%	3.19%

California Money Fund Dollar Shares

California Money Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0172	$0.0067	$0.0069	$0.0107	$0.0246

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0172)	$(0.0067)	$(0.0069)	$(0.0107)	$(0.0246)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.74%	0.68%	0.69%	1.07%	2.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$26,293	$1,347	$15,463	$29,922	$27,460
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.66%	0.65%	0.67%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	1.84%	0.66%	0.71%	1.12%	2.45%

New York Money Fund Institutional Shares

New York Money Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:

Net Investment Income	$0.0197	$0.0091	$0.0096	$0.0131	$0.0285

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0197)	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.99%	0.92%	0.96%	1.32%	2.89%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$271,454	$234,346	$347,960	$362,077	$369,989
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	.020%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.40%	0.40%	0.41%	0.44%
Ratio of Net Investment Income to Average Daily Net Assets	1.98%	0.90%	0.95%	1.31%	2.82%

How to Contact BlackRock Liquidity Funds

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Cash Reserve Shares	Fund Code
TempFund	H2
TempCash	H5
FedFund	U3
T-Fund	N2
Federal Trust Fund	U5
Treasury Trust Fund	N5
MuniFund	K2
MuniCash	K5
California Money Fund	R2
New York Money Fund	R5

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BRLF-P-005

Dollar Shares Investment Portfolios Offered by BlackRock Liquidity Funds

PROSPECTUS

February     , 2006

BLACKROCK

LIQUIDITY

FUNDS

The Securities and Exchange Commission

has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Dollar Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Dollar Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Dollar Shares. Dollar Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests at least: (i) 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Dollar Shares of each Fund by showing how the performance of Dollar Shares of each Fund has varied from year to year; and by showing the average annual return for Dollar Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund

Dollar Shares

[BAR CHART]

1996 – 5.17%

1997 – 5.35%

1998 – 5.27%

1999 – 4.90%

2000 – 6.19%

2001 – 3.87%

2002 – 1.48%

2003 – 0.81%

2004 – 1.01%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempFund Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
TempFund Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

TempCash

Dollar Shares

[BAR CHART]

1996 – 5.19%

1997 – 5.37%

1998 – 5.30%

1999 – 4.88%

2000 – 6.23%

2001 – 3.93%

2002 – 1.55%

2003 – 0.85%

2004 – 1.04%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempCash Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
TempCash Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

FedFund

Dollar Shares

[BAR CHART]

1996 – 5.09%

1997 – 5.22%

1998 – 5.13%

1999 – 4.76%

2000 – 6.03%

2001 – 3.81%

2002 – 1.45%

2003 – 0.77%

2004 – 0.95%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
FedFund Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
FedFund Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

T-Fund

Dollar Shares

[BAR CHART]

1996 – 5.08%

1997 – 5.19%

1998 – 5.09%

1999 – 4.64%

2000 – 5.90%

2001 – 3.64%

2002 – 1.41%

2003 – 0.74%

2004 – 0.88%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
T-Fund Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
T-Fund Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

Federal Trust Fund

Dollar Shares

[BAR CHART]

1996 – 5.01%

1997 – 5.13%

1998 – 5.07%

1999 – 4.73%

2000 – 6.02%

2001 – 3.77%

2002 – 1.44%

2003 – 0.73%

2004 – 0.92%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
Federal Trust Fund Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

Treasury Trust Fund

Dollar Shares

[BAR CHART]

1996 – 4.87%

1997 – 4.94%

1998 – 4.74%

1999 – 4.36%

2000 – 5.61%

2001 – 3.56%

2002 – 1.32%

2003 – 0.66%

2004 – 0.82%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
Treasury Trust Fund Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

MuniFund

Dollar Shares

[BAR CHART]

1996 – 3.02%

1997 – 3.20%

1998 – 3.03%

1999 – 2.85%

2000 – 3.70%

2001 – 2.39%

2002 – 1.10%

2003 – 0.66%

2004 – 0.79%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniFund Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
MuniFund Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

MuniCash

Dollar Shares

[BAR CHART]

1996 – 3.26%

1997 – 3.40%

1998 – 3.22%

1999 – 2.93%

2000 – 3.84%

2001 – 2.63%

2002 – 1.25%

2003 – 0.76%

2004 – 0.85%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniCash Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
MuniCash Dollar Shares	1.49%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

California Money Fund

Dollar Shares

[BAR CHART]

1996 – 2.96%

1997 – 3.14%

1998 – 2.88%

1999 – 2.57%

2000 – 3.12%

2001 – 2.09%

2002 – 1.04%

2003 – 0.64%

2004 – 0.77%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
California Money Fund Dollar Shares	%	%	%

7-Day Yield As of December 31, 2005
California Money Fund Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

New York Money Fund

Dollar Shares

[BAR CHART]

1996 – 3.05%1

1997 – 3.22%

1998 – 2.96%1

1999 – 2.73%1

2000 – 3.55%1

2001 – 2.21%

2002 – 1.02%

2003 – 0.66%

2004 – 0.75%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
New York Money Fund Dollar Shares	%	%[1]	%[1]

7-Day Yield As of December 31, 2005
New York Money Fund Dollar Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	There were no New York Money Fund Dollar Shares outstanding during the periods March 28, 1994 through April 14, 1996 and July 21, 1998 through April 10, 2000. For these periods the performance of the Dollar Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.19%
Other Expenses	0.27%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.02%
Total Annual Fund Operating Expenses	0.46%

Fee Waiver and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses[1]	0.43%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.22%
Other Expenses	0.27%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.02%
Total Annual Fund Operating Expenses	0.49%

Fee Waiver and Expense Reimbursement	(0.06)%
Net Annual Fund Operating Expenses[1]	0.43%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.26%
Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.03%
Total Annual Fund Operating Expenses	0.54%

Fee Waiver and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.26%
Other Expenses	0.27%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.02%
Total Annual Fund Operating Expenses	0.53%

Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.28%
Other Expenses	0.35%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.10%
Total Annual Fund Operating Expenses	0.63%

Fee Waiver and Expense Reimbursement	(0.18)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.28%
Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.03%
Total Annual Fund Operating Expenses	0.56%

Fee Waiver and Expense Reimbursement	(0.11)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

- 19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.30%
Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.58%

Fee Waiver and Expense Reimbursement	(0.13)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.32%
Other Expenses		0.27%
Shareholder Servicing Fees		0.25%
Miscellaneous	0.02%

Total Annual Fund Operating Expenses	0.59%

Fee Waiver and Expense Reimbursement	(0.14)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.38%
Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.66%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares
Management Fees[2]	0.38%
Other Expenses	0.29%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.04%

Total Annual Fund Operating Expenses	0.67%

Fee Waiver and Expense Reimbursement	(0.22)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Dollar Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Dollar Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Dollar Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$44	$145	$255	$576
TempCash	$44	$151	$268	$610
FedFund	$46	$164	$293	$668
T-Fund	$46	$162	$288	$657
Federal Trust Fund	$46	$184	$333	$769
Treasury Trust Fund	$46	$168	$302	$691
MuniFund	$46	$173	$311	$713
MuniCash	$46	$175	$315	$725
California Money Fund	$46	$190	$347	$803
New York Money Fund	$46	$192	$351	$814

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund and TempCash. Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempFund and TempCash. Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund and TempCash. Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempFund and TempCash. Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund and TempCash. Each Fund may invest in loan participations.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash. In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $              billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February     , 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
TempCash	0.08%	0.08%
FedFund	0.10%	0.07%
T-Fund	0.10%	0.08%
Federal Trust Fund	0.08%	0.02%
Treasury Trust Fund	0.11%	0.06%
MuniFund	0.085%	0.085%
MuniCash	0.09%	0.09%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2007.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, the Adviser and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Trust’s Statement of Additional Information.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Dollar Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Dollar Shares.

Fund	Deadline (Eastern time)
TempFund*†	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*†	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	12:30 p.m.

†	The deadline for purchase orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Dollar Shares is $5,000. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*†	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*†	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	12:30 p.m.
MuniCash**	12:30 p.m.
California Money Fund***	1:00 p.m.
New York Money Fund**	12:30 p.m.

†	The deadline for redemption orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash and New York Money Fund Dollar Shares placed between 12:00 Noon and 12:30 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Dollar Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Dollar Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dollar Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Dollar Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organization. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*         *         *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                             , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Dollar Shares

The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0252	$0.0084	$0.0088	$0.0161	$0.0452

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0252)	$(0.0084)	$(0.0088)	$(0.0161)	$(0.0452)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.54%	0.84%	0.89%	1.62%	4.61%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$4,212,168	$3,665,117	$3,818,036	$4,309,354	$5,677,232
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.46%	0.46%	0.45%	0.43%	0.45%
Ratio of Net Investment Income to Average Daily Net Assets	2.57%	0.83%	0.90%	1.63%	4.32%

TempCash Dollar Shares

The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations: Net Investment Income	$0.0253	$0.0087	$0.0093	$0.0168	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0253)	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.56%	0.88%	0.93%	1.70%	4.67%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$595,873	$531,509	$433,227	$402,137	$447,082
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.49%	0.48%	0.50%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	2.63%	0.87%	0.94%	1.71%	4.56%

FedFund Dollar Shares

The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0244	$0.0080	$0.0085	$0.0158	$0.0444

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0244)	$(0.0080)	$(0.0085)	$(0.0158)	$(0.0444)

Net Asset Value, End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.47%	0.80%	0.85%	1.60%	4.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$372,531	$345,479	$397,344	$635,685	$814,186
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%	0.54%	0.53%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.49%	0.79%	0.87%	1.61%	4.18%

T-Fund Dollar Shares

The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0235	$0.0073	$0.0081	$0.0154	$0.0429

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.37%	0.74%	0.81%	1.55%	4.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$728,167	$1,481,069	$449,468	$448,592	$542,219
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.53%	0.52%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.43%	0.73%	0.79%	1.54%	4.34%

Federal Trust Fund Dollar Shares

The table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0238	$0.0076	$0.0081	$0.0158	$0.0440

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.41%	0.77%	0.81%	1.59%	4.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$18,857	$7,835	$4,555	$4,675	$14,253
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.63%	0.60%	0.60%	0.53%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	2.55%	0.80%	0.80%	1.64%	4.39%

Treasury Trust Fund Dollar Shares

The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0219	$0.0066	$0.0073	$0.0145	$0.0418

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0219)	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.21%	0.67%	0.74%	1.46%	4.26%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$206,999	$343,163	$270,930	$321,730	$379,989
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.56%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.09%	0.68%	0.75%	1.46%	4.17%

MuniFund Dollar Shares

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0174	$0.0070	$0.0071	$0.0117	$0.0277

Less Distributions:

Dividends to Shareholders from Net Investment Income	$(0.0174)	$(0.0070)	$(0.0071)	$(0.0117)	$(0.0277)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.76%	0.70%	0.71%	1.18%	2.81%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$84,763	$82,323	$37,749	$74,526	$70,990
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.59%	0.60%	0.62%	0.64%
Ratio of Net Investment Income to Average Daily Net Assets	1.75%	0.73%	0.74%	1.18%	2.66%

MuniCash Dollar Shares

The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0181	$0.0075	$0.0083	$0.0131	$0.0300

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0181)	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.83%	0.76%	0.84%	1.32%	3.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$59,322	$79,579	$90,241	$58,991	$40,306
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.58%	0.59%	0.61%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	1.79%	0.75%	0.81%	1.30%	3.19%

California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0172	$0.0067	$0.0069	$0.0107	$0.0246

Less Distributions: Dividends to Shareholders from Net Investment Income	$(0.0172)	$(0.0067)	$(0.0069)	$(0.0107)	$(0.0246)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.74%	0.68%	0.69%	1.07%	2.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$26,293	$1,347	$15,463	$29,922	$27,460
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.66%	0.65%	0.67%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	1.84%	0.66%	0.71%	1.12%	2.45%

New York Money Fund Dollar Shares

The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0172	$0.0066	$0.0071	$0.0106	$0.0260

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0172)	$(0.0066)	$(0.0071)	$(0.0106)	$(0.0260)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.74%	0.67%	0.71%	1.07%	2.63%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$5,515	$5,059	$5,216	$4,716	$3,896
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.66%	0.65%	0.65%	0.66%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	1.67%	0.67%	0.68%	1.06%	2.52%

[1]	There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
[2]	Annualized.

How to Contact BlackRock Liquidity Funds

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Dollar Shares	Fund Code
Temp Fund	20
TempCash	23
FedFund	31
T-Fund	61
Federal Trust Fund	12
Treasury Trust Fund	63
MuniFund	59
MuniCash	54
California Money Fund	57
New York Money Fund	55

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BRLF-P-002

Institutional Shares

Investment Portfolios Offered by

BlackRock Liquidity Funds

PROSPECTUS
February , 2006

BLACKROCK
LIQUIDITY
FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Institutional Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Institutional Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Institutional Shares. Institutional Shares are sold to institutions that have not entered into servicing agreements with the Funds in connection with their investments. The Funds also offer other share classes, which have differing levels of expenses depending on, among other things, the services provided to shareholders.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal and New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Institutional Shares of each Fund by showing how the performance of Institutional Shares of each Fund has varied from year to year; and by showing the average annual return for Institutional Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund
Institutional Shares

[BAR CHART]

1996 – 5.42%
1997 – 5.60%
1998 – 5.52%
1999 – 5.15%
2000 – 6.45%
2001 – 4.13%
2002 – 1.74%
2003 – 1.06%
2004 – 1.26%
2005 – %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempFund Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
TempFund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

TempCash
Institutional Shares

[BAR CHART]

1996 – 5.44%
1997 – 5.62%
1998 – 5.55%
1999 – 5.13%
2000 – 6.50%
2001 – 4.19%
2002 – 1.81%
2003 – 1.11%
2004 – 1.29%
2005 – %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempCash Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
TempCash Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

FedFund
Institutional Shares

[BAR CHART]

1996 – 5.34%
1997 – 5.47%
1998 – 5.38%
1999 – 5.01%
2000 – 6.30%
2001 – 4.07%
2002 – 1.70%
2003 – 1.02%
2004 – 1.21%
2005 – %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
FedFund Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
FedFund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

T-Fund

Institutional Shares

[BAR CHART]

1996 – 5.33%

1997 – 5.44%

1998 – 5.34%

1999 – 4.89%

2000 – 6.16%

2001 – 3.90%

2002 – 1.66%

2003 – 1.00%

2004 – 1.13%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
T-Fund Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
T-Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

Federal Trust Fund

Institutional Shares

[BAR CHART]

1996 - 5.26%

1997 - 5.38%

1998 - 5.32%

1999 - 4.98%

2000 - 6.28%

2001 – 4.03%

2002 – 1.70%

2003 – 0.98%

2004 – 1.17%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Federal Trust Fund Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
Federal Trust Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

Treasury Trust Fund

Institutional Shares

[BAR CHART]

1996 – 5.12%

1997 – 5.19%

1998 – 4.99%

1999 – 4.61%

2000 – 5.87%

2001 – 3.82%

2002 – 1.58%

2003 – 0.91%

2004 – 1.07%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Treasury Trust Fund Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
Treasury Trust Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

MuniFund

Institutional Shares

[BAR CHART]

1996 – 3.27%

1997 – 3.45%

1998 – 3.28%

1999 – 3.10%

2000 – 3.96%

2001 – 2.64%

2002 – 1.36%

2003 – 0.91%

2004 – 1.04%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniFund Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
MuniFund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

MuniCash

Institutional Shares

[BAR CHART]

1996 – 3.51%

1997 – 3.65%

1998 – 3.47%

1999 – 3.18%

2000 – 4.10%

2001 – 2.89%

2002 – 1.50%

2003 – 1.01%

2004 – 1.10%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniCash Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
MuniCash Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

California Money Fund

Institutional Shares

[BAR CHART]

1996 – 3.21%

1997 – 3.39%

1998 – 3.13%

1999 – 2.82%

2000 – 3.38%

2001 – 2.35%

2002 – 1.29%

2003 – 0.89%

2004 – 1.02%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
California Money Fund Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
California Money Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

New York Money Fund

Institutional Shares

[BAR CHART]

1996 – 3.30%

1997 – 3.48%

1998 – 3.22%

1999 – 2.99%

2000 – 3.80%

2001 – 2.47%

2002 – 1.27%

2003 – 0.92%

2004 – 1.00%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
New York Money Fund Institutional Shares	%	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.19%

Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.21%

Fee Waiver and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses[1]	0.18%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.22%

Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.24%

Fee Waiver and Expense Reimbursement	(0.06)%
Net Annual Fund Operating Expenses[1]	0.18%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.26%

Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.29%

Fee Waiver and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.26%

Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.28%

Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.28%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.38%

Fee Waiver and Expense Reimbursement	(0.18)%
Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.28%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.31%

Fee Waiver and Expense Reimbursement	(0.11)%
Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.30%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.33%

Fee Waiver and Expense Reimbursement	(0.13)%
Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.32%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.34%

Fee Waiver and Expense Reimbursement	(0.14)%
Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.38%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.41%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[2]	0.38%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.42%

Fee Waiver and Expense Reimbursement	(0.22)%
Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$18	$65	$115	$265
TempCash	$18	$71	$129	$300
FedFund	$20	$84	$154	$359
T-Fund	$20	$82	$149	$348
Federal Trust Fund	$20	$104	$195	$463
Treasury Trust Fund	$20	$89	$163	$382
MuniFund	$20	$93	$172	$405
MuniCash	$20	$95	$177	$417
California Money Fund	$20	$110	$209	$497
New York Money Fund	$20	$113	$213	$508

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund and TempCash. Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies.

Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempFund and TempCash. Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund and TempCash. Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempFund and TempCash. Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund and TempCash. Each Fund may invest in loan participations.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash. In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $              billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February     , 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
TempCash	0.08%	0.08%
FedFund	0.10%	0.07%
T-Fund	0.10%	0.08%
Federal Trust Fund	0.08%	0.02%
Treasury Trust Fund	0.11%	0.06%
MuniFund	0.085%	0.085%
MuniCash	0.09%	0.09%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2007.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay selected institutions that provide services to their customers who are beneficial owners of the Funds’ shares or other persons (“Institutions”) for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the Institution. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for the Institution, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Institution for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, the Adviser and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ Statement of Additional Information.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Institutional Shares.

Fund	Deadline (Eastern time)
TempFund*†	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*†	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	12:30 p.m.

†	The deadline for purchase orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*†	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*†	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	12:30 p.m.
MuniCash**	12:30 p.m.
California Money Fund***	1:00 p.m.
New York Money Fund**	12:30 p.m.

†	The deadline for redemption orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash and New York Money Fund Institutional Shares placed between 12:00 Noon and 12:30 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Institutional Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers agreements.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*    *    *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the past five years or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                     , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Institutional Shares

The table below sets forth selected financial data for a TempFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0276	$0.0109	$0.0113	$0.0186	$0.0477

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0276)	$(0.0109)	$(0.0113)	$(0.0186)	$(0.0477)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.80%	1.09%	1.14%	1.88%	4.87%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$20,229,031	$17,452,337	$20,081,053	$19,871,753	$26,150,330
Ratio of Expenses to Average Daily Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.21%	0.21%	0.20%	0.18%	0.20%
Ratio of Net Investment Income to Average Daily Net Assets	2.78%	1.09%	1.15%	1.88%	4.62%

TempCash Institutional Shares

The table below sets forth selected financial data for a TempCash Institutional Share outstanding throughout each period presented.

	Year Ended October 31,				One Month Ended October 31, 2001
	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0278	$0.0112	$0.0118	$0.0193	$0.0483

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0278)	$(0.0112)	$(0.0118)	$(0.0193)	$(0.0483)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.82%	1.13%	1.18%	1.95%	4.93%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$11,576,987	$7,850,023	$11,193,249	$7,195,494	$4,923,190
Ratio of Expenses to Average Daily Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.24%	0.23%	0.23%	0.24%	0.29%
Ratio of Net Investment Income to Average Daily Net Assets	2.88%	1.11%	1.18%	1.92%	4.76%

FedFund Institutional Shares

The table below sets forth selected financial data for a FedFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0269	$0.0105	$0.0110	$0.0183	$0.0469

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0269)	$(0.0105)	$(0.0110)	$(0.0183)	$(0.0469)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.73%	1.05%	1.10%	1.85%	4.79%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$2,320,001	$1,883,220	$2,163,336	$1,955,108	$1,684,597
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.29%	0.29%	0.28%	0.26%	0.27%
Ratio of Net Investment Income to Average Daily Net Assets	2.73%	1.04%	1.10%	1.82%	4.61%

T-Fund Institutional Shares

The table below sets forth selected financial data for a T-Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0260	$0.0098	$0.0106	$0.0179	$0.0454

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0260)	$(0.0098)	$(0.0106)	$(0.0179)	$(0.0454)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.63%	0.99%	1.06%	1.80%	4.63%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2,958,524	$2,438,998	$2,601,725	$2,831,278	$2,582,091
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.28%	0.28%	0.27%	0.25%	0.27%
Ratio of Net Investment Income to Average Daily Net Assets	2.66%	0.98%	1.06%	1.79%	4.46%

Federal Trust Fund Institutional Shares

The table below sets forth selected financial data for a Federal Trust Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0263	$0.0101	$0.0106	$0.0183	$0.0465

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0263)	$(0.0101)	$(0.0106)	$(0.0183)	$(0.0465)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.67%	1.02%	1.07%	1.84%	4.75%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$110,741	$88,886	$193,437	$194,335	$187,005
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.38%	0.35%	0.35%	0.30%	0.31%
Ratio of Net Investment Income to Average Daily Net Assets	2.68%	0.97%	1.07%	1.84%	4.53%

Treasury Trust Fund Institutional Shares

The table below sets forth selected financial data for a Treasury Trust Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0244	$0.0091	$0.0098	$0.0170	$0.0443

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0244)	$(0.0091)	$(0.0098)	$(0.0170)	$(0.0443)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.47%	0.92%	0.99%	1.71%	4.52%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$806,381	$783,247	$1,401,853	$1,053,635	$766,758
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.31%	0.31%	0.30%	0.28%	0.27%
Ratio of Net Investment Income to Average Daily Net Assets	2.43%	0.89%	0.97%	1.70%	4.48%

MuniFund Institutional Shares

The table below sets forth selected financial data for a MuniFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0199	$0.0095	$0.0096	$0.0142	$0.0302

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0199)	$(0.0095)	$(0.0096)	$(0.0142)	$(0.0302)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.01%	0.95%	0.96%	1.43%	3.06%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2,135,257	$1,812,753	$1,549,951	$1,037,163	$688,837
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.33%	0.34%	0.35%	0.37%	0.39%
Ratio of Net Investment Income to Average Daily Net Assets	2.02%	0.95%	0.93%	1.41%	3.02%

MuniCash Institutional Shares

The table below sets forth selected financial data for a MuniCash Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0206	$0.0100	$0.0108	$0.0156	$0.0325

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0206)	$(0.0100)	$(0.0108)	$(0.0156)	$(0.0325)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.09%	1.01%	1.09%	1.57%	3.30%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2,181,441	$2,315,927	$2,054,465	$1,257,237	$809,890
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.34%	0.33%	0.34%	0.36%	0.40%
Ratio of Net Investment Income to Average Daily Net Assets	2.04%	1.01%	1.04%	1.55%	3.04%

California Money Fund Institutional Shares

The table below sets forth selected financial data for a California Money Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0197	$0.0092	$0.0094	$0.0132	$0.0271

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0197)	$(0.0092)	$(0.0094)	$(0.0132)	$(0.0271)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.99%	0.92%	0.94%	1.33%	2.74%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$593,417	$454,698	$496,630	$456,081	$542,541
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.41%	0.40%	0.42%	0.44%
Ratio of Net Investment Income to Average Daily Net Assets	2.00%	0.92%	0.93%	1.32%	2.72%

New York Money Fund Institutional Shares

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

	Year End October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0197	$0.0091	$0.0096	$0.0131	$0.0285

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0197)	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.99%	0.92%	0.96%	1.32%	2.89%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$271,454	$234,346	$347,960	$362,077	$369,989
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.40%	0.40%	0.41%	0.44%
Ratio of Net Investment Income to Average Daily Net Assets	1.98%	0.90%	0.95%	1.31%	2.82%

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Institutional Shares	Fund Code
TempFund	24
TempCash	21
FedFund	30
T-Fund	60
Federal Trust Fund	11
Treasury Trust Fund	62
MuniFund	50
MuniCash	48
California Money Fund	52
New York Money Fund	53

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BRLF-P-001

Plus Shares

Investment Portfolios Offered by

BlackRock Liquidity Funds

PROSPECTUS

February     , 2006

BLACKROCK

LIQUIDITY

FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Plus Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Plus Shares of the BlackRock Liquidity Funds.

This Prospectus contains information about the Plus Shares of the Trust’s TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Plus Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal and New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

T-Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

Plus Shares do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund (Institutional Shares for the New York Money Fund) by showing how the performance of such Shares of each Fund has varied from year to year; and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund (Institutional Shares for the New York Money Fund). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund
Dollar Shares[1]

[BAR CHART]

1996 – 5.17%
1997 – 5.35%
1998 – 5.27%
1999 – 4.90%
2000 – 6.19%
2001 – 3.87%
2002 – 1.48%
2003 – 0.81%
2004 – 1.01%
2005 – %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
TempFund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

T-Fund
Dollar Shares[1]

[BAR CHART]

1996 – 5.08%
1997 – 5.19%
1998 – 5.09%
1999 – 4.64%
2000 – 5.90%
2001 – 3.64%
2002 – 1.41%
2003 – 0.74%
2004 – 0.88%
2005 – %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
T-Fund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

MuniFund
Dollar Shares[1]

[BAR CHART]

1996 – 3.02%
1997 – 3.20%
1998 – 3.03%
1999 – 2.85%
2000 – 3.70%
2001 – 2.39%
2002 – 1.10%
2003 – 0.66%
2004 – 0.79%
2005 – %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniFund Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

California Money Fund

Dollar Shares1

[BAR CHART]

1996 – 2.96%
1997 – 3.14%
1998 – 2.88%
1999 – 2.57%
2000 – 3.12%
2001 – 2.09%
2002 – 1.04%
2003 – 0.64%
2004 – 0.77%
2005 – %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
California Money Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
California Money Dollar Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

New York Money Fund

Institutional Shares1

[BAR CHART]

1996 – 3.30%
1997 – 3.48%
1998 – 3.22%
1999 – 2.99%
2000 – 3.80%
2001 – 2.47%
2002 – 1.27%
2003 – 0.92%
2004 – 1.00%
2005 – %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
New York Money Fund Institutional Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Institutional Shares[1]	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[2]	0.19%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.46%

Fee Waiver and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses[1]	0.43%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[2]	0.26%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.53%

Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[2]	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.58%

Fee Waiver and Expense Reimbursement	(0.13)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[2]	0.38%
Distribution (12b-1) Fees	0.40%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.81%

Fee Waiver and Expense Reimbursement	(0.36)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[2]	0.38%
Distribution (12b-1) Fees	0.40%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.82%

Fee Waiver and Expense Reimbursement	(0.37)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Plus Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Plus Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Plus Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$44	$145	$255	$576
T-Fund	$46	$162	$288	$657
MuniFund	$46	$175	$315	$725
California Money Fund	$46	$223	$414	$968
New York Money Fund	$46	$220	$410	$957

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or support by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of its assets.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, MuniFund, California Money and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund. The Fund may invest in loan participations.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, they do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund. In addition, TempFund may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February     , 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
T-Fund	0.10%	0.08%
MuniFund	0.085%	0.085%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2007.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Plus Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Plus Shares.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
T-Fund*	5:30 p.m.
MuniFund	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	12:30 p.m.

*	Purchase orders for TempFund and T-Fund Plus Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Plus Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Plus Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Plus Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
T-Fund*	5:30 p.m.
MuniFund**	12:30 p.m.
California Money Fund***	1:00 p.m.
New York Money Fund**	12:30 p.m.

*	Redemption orders for TempFund and T-Fund Plus Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid the same day.
**	Redemption orders for MuniFund and New York Money Fund Plus Shares placed between 12:00 Noon and 12:30 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Plus Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Plus Distribution and Service Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Plus Shares. Pursuant to a Distribution and Services Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Plus Shares. The agreement will require the Service Organization to provide distribution and sales support and shareholder services to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares of TempFund, T-Fund and MuniFund, and up to 0.40% (on an annualized basis) of the average daily net asset value of the Plus Shares of California Money Fund and New York Money Fund, held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue

Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

Plus Shares of the Funds do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund (Institutional Shares for the New York Money Fund) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                             , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion..

TempFund Dollar Shares

TempFund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0252	$0.0084	$0.0088	$0.0161	$0.0452

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0252)	$(0.0084)	$(0.0088)	$(0.0161)	$(0.0452)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.54%	0.84%	0.89%	1.62%	4.61%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$4,212,168	$3,665,117	$3,818,036	$4,309,354	$5,677,232
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.46%	0.46%	0.45%	0.43%	0.45%
Ratio of Net Investment Income to Average Daily Net Assets	2.57%	0.83%	0.90%	1.63%	4.32%

T-Fund Dollar Shares

T-Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0235	$0.0073	$0.0081	$0.0154	$0.0429

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.37%	0.74%	0.81%	1.55%	4.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$728,167	$1,481,069	$449,468	$448,592	$542,219
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.53%	0.52%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.43%	0.73%	0.79%	1.54%	4.34%

MuniFund Dollar Shares

MuniFund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0174	$0.0070	$0.0071	$0.0117	$0.0277

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0174)	$(0.0070)	$(0.0071)	$(0.0117)	$(0.0277)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.76%	0.70%	0.71%	1.18%	2.81%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$84,763	$82,323	$37,749	$74,526	$70,990
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.59%	0.60%	0.62%	0.64%
Ratio of Net Investment Income to Average Daily Net Assets	1.75%	0.73%	0.74%	1.18%	2.66%

California Money Fund Dollar Shares

California Money Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0172	$0.0067	$0.0069	$0.0107	$0.0246

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0172)	$(0.0067)	$(0.0069)	$(0.0107)	$(0.0246)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.74%	0.68%	0.69%	1.07%	2.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$26,293	$1,347	$15,463	$29,922	$27,460
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.66%	0.65%	0.67%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	1.84%	0.66%	0.71%	1.12%	2.45%

New York Money Fund Institutional Shares

New York Money Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

	Year End October 31
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0197	$0.0091	$0.0096	$0.0131	$0.0285

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0197)	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.99%	0.92%	0.96%	1.32%	2.89%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$271,454	$234,346	$347,960	$362,077	$369,989
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.40%	0.40%	0.41%	0.44%
Ratio of Net Investment Income to Average Daily Net Assets	1.98%	0.90%	0.95%	1.31%	2.82%

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Plus Shares	Fund Code
TempFund	H4
T-Fund	32
MuniFund	K4
California Money Fund	58
New York Money Fund	56

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com. Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Money Market Funds

TEMPFUND

FEDFUND

MUNIFUND

CALIFORNIA MONEY FUND

NEW YORK MONEY FUND

PROSPECTUS

February     , 2006

This prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Shares.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Shares of each Fund by showing how the performance of Bear Stearns Shares of each Fund has varied from year to year; and by showing the average annual return for Bear Stearns Shares of each Fund. The Tables show the average annual return for the 1 year and since inception periods for the Bear Stearns Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund
Bear Stearns Shares

[Bar Chart]

2003 – 0.28%
2004 – 0.47%
2005 – %

January, 2003 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (May 20, 2002)
TempFund Bear Stearns Shares	%	%

7-Day Yield As of December 31, 2005
TempFund Bear Stearns Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

FedFund
Bear Stearns Shares

[Bar Chart]

2003 – 0.27%
2004 – 0.45%
2005 – %

January, 2003 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (May 20, 2002)
FedFund Bear Stearns Shares	%	%

7-Day Yield As of December 31, 2005
FedFund Bear Stearns Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

MuniFund
Bear Stearns Shares

[Bar Chart]

2003 – 0.22%
2004 – 0.34%
2005 – %

January, 2003 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (May 20, 2002)
MuniFund Bear Stearns Shares	%	%

7-Day Yield As of December 31, 2005
MuniFund Bear Stearns Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

California Money Fund
Bear Stearns Shares

[Bar Chart]

2003 – 0.22%
2004 – 0.33%
2005 – %

January, 2003 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (May 20, 2002)
California Money Fund Bear Stearns Shares	%	%

7-Day Yield As of December 31, 2005
California Money Fund Bear Stearns Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

New York Money Fund
Bear Stearns Shares

[Bar Chart]

2003 – 0.22%
2004 – 0.31%
2005 – %

January, 2003 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (May 20, 2002)
New York Money Fund Bear Stearns Shares	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Bear Stearns Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares
Management Fees[1,3]	0.19%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.06%

Fee Waiver and Expense Reimbursement	(0.06)%
Net Annual Fund Operating Expenses[1,2]	1.00%

[1]	The Adviser and sub-administrator have contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Fund’s Net Annual Fund Operating Expenses do not exceed 1.00%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares
Management Fees[1,3]	0.26%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.14%

Fee Waiver and Expense Reimbursement	(0.14)%
Net Annual Fund Operating Expenses[1,2]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares
Management Fees[1,3]	0.30%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.18%

Fee Waiver and Expense Reimbursement	(0.18)%
Net Annual Fund Operating Expenses[1,2]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28,, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares
Management Fees[1,3]	0.38%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	1.26%

Fee Waiver and Expense Reimbursement	(0.26)%
Net Annual Fund Operating Expenses[1,2]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares
Management Fees[1,3]	0.38%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.54%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.04%
Total Annual Fund Operating Expenses	1.27%

Fee Waiver and Expense Reimbursement	(0.27)%
Net Annual Fund Operating Expenses[1,2]	1.00%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Bear Stearns Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$102	$331	$579	$1,289
FedFund	$102	$348	$614	$1,374
MuniFund	$102	$357	$632	$1,416
California Money Fund	$102	$374	$667	$1,500
New York Money Fund	$102	$376	$671	$1,510

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, MuniFund, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund. The Fund may invest in loan participations.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, they do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund. In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund and FedFund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund and FedFund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. California Money Fund and New York Money Fund. A substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
FedFund	0.10%	0.07%
MuniFund	0.085%	0.085%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and FedFund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Shares.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                             , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Bear Stearns Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period May 20, 2002[1] through October 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:

Net Investment Income	$0.0195	$0.0032	$0.0034	$0.0041

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0195)	$(0.0032)	$(0.0034)	$(0.0041)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	1.96%	0.32%	0.34%	0.91%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$706,591	$189,266	$75,071	$22,717
Ratio of Expenses to Average Daily Net Assets	1.00%	0.95%	0.96%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	0.95%	0.96%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.03%	1.03%	1.02%	1.01%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.25%	0.34%	0.30%	0.88%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

FedFund Bear Stearns Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period May 20, 2002[1] through October 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0189	$0.0031	$0.0033	$0.0040

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0189)	$(0.0031)	$(0.0033)	$(0.0040)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	1.91%	0.31%	0.33%	0.89%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$47,205	$18,837	$7,889	$2,728
Ratio of Expenses to Average Daily Net Assets	1.00%	0.95%	0.95%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	0.95%	0.95%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.09%	1.09%	1.08%	1.08%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.14%	0.36%	0.30%	0.87%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

MuniFund Bear Stearns Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period May 20, 2002[1] through October 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.119	$0.0026	$0.0026	$0.0024

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0119)	$(0.0026)	$(0.0026)	$(0.0024)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	1.20%	0.26%	0.26%	0.54%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$24,255	$28,191	$5,371	$6,215
Ratio of Expenses to Average Daily Net Assets	1.00%	0.90%	0.88%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.99%	0.89%	0.87%	0.99%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.13%	1.14%	1.15%	1.16%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.15%	0.29%	0.25%	0.57%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

California Money Fund Bear Stearns Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period May 20, 2002[1] through October 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0117	$0.0025	$0.0025	$0.0022

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0117)	$(0.0025)	$(0.0025)	$(0.0022)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	1.18%	0.25%	0.25%	0.48%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$15,777	$6,307	$3,103	$668
Ratio of Expenses to Average Daily Net Assets	1.00%	0.86%	0.88%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	0.86%	0.87%	0.99%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.21%	1.20%	1.20%	1.20%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.27%	0.25%	0.24%	0.51%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

New York Money Fund Bear Stearns Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period May 20, 2002[1] through October 31, 2002
	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0117	$0.0024	$0.0025	$0.0021

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0117)	$(0.0024)	$(0.0025)	$(0.0021)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	1.18%	0.24%	0.25%	0.46%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$3,831	$1,420	$18,652	$16,997
Ratio of Expenses to Average Daily Net Assets	1.00%	0.83%	0.91%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	0.82%	0.90%	0.99%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.21%	1.20%	1.20%	1.19%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.35%	0.21%	0.25%	0.46%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

For yield information call: 1-800-821-6006

Bear Stearns Shares	Fund Code
TempFund	H7
FedFund	U7
MuniFund	K7
California Money Fund	R7
New York Money Fund	R8

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Premier Shares TempCash T-Fund Federal Trust Fund Treasury Trust Fund MuniCash

PROSPECTUS

February     , 2006

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Shares offered by this Prospectus represent interests in TempCash, T-Fund, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniCash

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

3

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

4

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Premier Shares of each Fund by showing how the performance of Bear Stearns Premier Shares of each Fund has varied from year-to-year, and by showing the average annual return for Bear Stearns Premier Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Premier Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempCash

Bear Stearns Premier Shares

[BAR CHART]

2005 –             %

January, 2005 - December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
TempCash Bear Stearns Premier Shares	%	%

7-Day Yield As of December 31, 2005
TempCash Bear Stearns Premier Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

5

T-Fund

Dollar Shares1

[BAR CHART]

1996 – 5.08%

1997 – 5.19%

1998 – 5.09%

1999 – 4.64%

2000 – 5.90%

2001 – 3.64%

2002 – 1.41%

2003 – 0.74%

2004 – 0.88%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
T-Fund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.60%.

6

Federal Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 5.01%

1997 – 5.13%

1998 – 5.07%

1999 – 4.73%

2000 – 6.02%

2001 – 3.77%

2002 – 1.44%

2003 – 0.73%

2004 – 0.92%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Federal Trust Fund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.70%.

7

Treasury Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 4.87%

1997 – 4.94%

1998 – 4.74%

1999 – 4.36%

2000 – 5.61%

2001 – 3.56%

2002 – 1.32%

2003 – 0.66%

2004 – 0.82%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Treasury Trust Fund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.70%.

8

MuniCash

Bear Stearns Premier Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
MuniCash Bear Stearns Premier Shares	%	%

7-Day Yield As of December 31, 2005
MuniCash Bear Stearns Premier Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

9

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,4]	0.22%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.84%

Fee Waiver and Expense Reimbursement	(0.24)%
Net Annual Fund Operating Expenses[1,2,3]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Net Annual Fund Operating Expenses have been restated from % to 0.60% to reflect current expense limitations for the current year.
[4]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,3]	0.26%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.88%

Fee Waiver and Expense Reimbursement	(0.28)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

10

[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

11

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,3]	0.28%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.60%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.10%
Total Annual Fund Operating Expenses	0.98%

Fee Waiver and Expense Reimbursement	(0.28)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,3]	0.28%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	0.91%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

12

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,3]	0.32%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.94%

Fee Waiver and Expense Reimbursement	(0.24)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Bear Stearns Premier Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$61	$244	$442	$1,015
T-Fund	$61	$253	$460	$1,059
Federal Trust Fund	$72	$284	$514	$1,176
Treasury Trust Fund	$72	$269	$483	$1,100
MuniCash	$72	$276	$497	$1,133

13

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

14

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”)

15

issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

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Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempCash. The Fund may invest in loan participations.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund may purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. In addition, TempCash may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempCash and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

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U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash. A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

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Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniCash. Although the Fund intends to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February         , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

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Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempCash	0.08%	0.08%
T-Fund	0.10%	0.08%
Federal Trust Fund	0.08%	0.02%
Treasury Trust Fund	0.11%	0.06%
MuniCash	0.09%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February         , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Premier Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable

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Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
T-Fund	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may

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be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
T-Fund	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Bear Stearns Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

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MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Shares of each Fund since inception. For the Funds’ Bear Stearns Premier Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                                     , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Bear Stearns Premier Shares

The table below sets forth selected financial data for a TempCash Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0234	$0.0041

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0234)	$(0.0041)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.37%	0.41%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.60%	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.09%	0.75%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.12%	0.81%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

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T-Fund Dollar Shares

T-Fund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0235	$0.0073	$0.0081	$0.0154	$0.0429

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.37%	0.74%	0.81%	1.55%	4.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$728,167	$1,481,069	$449,468	$448,592	$542,219
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.53%	0.52%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.43%	0.73%	0.79%	1.54%	4.34%

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Federal Trust Fund Dollar Shares

Federal Trust Fund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0238	$0.0076	$0.0081	$0.0158	$0.0440

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.41%	0.77%	0.81%	1.59%	4.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$18,857	$7,835	$4,555	$4,675	$14,253
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.63%	0.60%	0.60%	0.53%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	2.55%	0.80%	0.80%	1.64%	4.39%

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Treasury Trust Fund Dollar Shares

Treasury Trust Fund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0219	$0.0066	$0.0073	$0.0145	$0.0418

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0219)	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.21%	0.67%	0.74%	1.46%	4.26%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$206,999	$343,163	$270,930	$321,730	$379,989
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.56%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.09%	0.68%	0.75%	1.46%	4.17%

30

MuniCash Bear Stearns Premier Shares

The table below sets forth selected financial data for a MuniCash Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0157	$0.0035

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0157)	$(0.0035)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.58%	0.35%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.62%	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.61%	0.69%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.85%	0.83%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.60%	0.57%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

31

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

32

Bear Stearns Premier Shares TempFund FedFund MuniFund California Money Fund New York Money Fund

PROSPECTUS

February     , 2006

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Shares.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal

TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Premier Shares of each Fund by showing how the performance of Bear Stearns Premier Shares of each Fund has varied from year-to-year, and by showing the average annual return for Bear Stearns Premier Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Premier Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund

Dollar Shares1

[BAR CHART]

1996 – 5.17%

1997 – 5.35%

1998 – 5.27%

1999 – 4.90%

2000 – 6.19%

2001 – 3.87%

2002 – 1.48%

2003 – 0.81%

2004 – 1.01%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
TempFund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares commenced operations on March 2, 2005 and did not have a full calendar year of performance for the year ended December 31, 2005. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.60%.

FedFund

Bear Stearns Premier Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
FedFund Dollar Shares	%	%

7-Day Yield As of December 31, 2005
FedFund Bear Stearns Premier Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

MuniFund

Dollar Shares1

[BAR CHART]

1996 – 3.02%

1997 – 3.20%

1998 – 3.03%

1999 – 2.85%

2000 – 3.70%

2001 – 2.39%

2002 – 1.10%

2003 – 0.66%

2004 – 0.79%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniFund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

1	The Fund’s Bear Stearns Premier Shares commenced operations on March 2, 2005 and did not have a full calendar year of performance for the year ended December 31, 2005. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares will be 0.70%.

California Money Fund

Bear Stearns Premier Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
California Money Fund Dollar Shares	%	%

7-Day Yield As of December 31, 2005
California Money Fund Bear Stearns Premier Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

New York Money Fund

Bear Stearns Premier Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
New York Money Fund Institutional Shares	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Bear Stearns Premier Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,3]	0.19%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.52%
Shareholder Servicing Fees[2]
Miscellaneous[1]		0.50%

Total Annual Fund Operating Expenses	0.81%	0.02%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1,2]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,4]	0.26%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.89%

Fee Waiver and Expense Reimbursement	(0.29)%
Net Annual Fund Operating Expenses[1,2,3]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.60%.

[3]	The Net Annual Fund Operating Expenses have been restated from % to 0.60% to reflect current expense limitations for the current year.
[4]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,3]	0.30%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.93%

Fee Waiver and Expense Reimbursement	(0.23)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,4]	0.38%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.01%

Fee Waiver and Expense Reimbursement	(0.31)%
Net Annual Fund Operating Expenses[1,2,3]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Net Annual Fund Operating Expenses have been restated from % to 0.70% to reflect current expense limitations for the current year.
[4]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares
Management Fees[1,4]	0.38%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.54%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.04%
Total Annual Fund Operating Expenses	1.02%

Fee Waiver and Expense Reimbursement	(0.32)%
Net Annual Fund Operating Expenses[1,2,3]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Net Annual Fund Operating Expenses have been restated from % to 0.70% to reflect current expense limitations for the current year.
[4]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Bear Stearns Premier Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$61	$238	$429	$982
FedFund	$61	$255	$465	$1,069
MuniFund	$72	$273	$492	$1,122
California Money Fund	$72	$291	$528	$1,208
New York Money Fund	$72	$293	$532	$1,219

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, MuniFund, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund. The Fund may invest in loan participations.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund. In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund and FedFund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund and FedFund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. California Money Fund and New York Money Fund. A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. Temp Fund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
FedFund	0.10%	0.07%
MuniFund	0.085%	0.085%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board's approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Premier Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and FedFund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Shares.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *         *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Shares of each Fund since inception. For the Funds’ Bear Stearns Premier Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                     , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Bear Stearns Premier Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Premier Share outstanding throughout the period presented.

For the Period March 2, 2005[1] through October 31, 2005
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0179

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0179)

Net Asset Value, End of Period	$1.00

Total Return	1.80%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$321,636
Ratio of Expenses to Average Daily Net Assets	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.81%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.93%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

FedFund Bear Stearns Premier Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0227	$0.0038

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0227)	$(0.0038)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.30%	0.38%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$86,126	$2
Ratio of Expenses to Average Daily Net Assets	0.60%	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.89%	0.79%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.84%	0.60%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

MuniFund Bear Stearns Premier Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Premier Share outstanding throughout the period presented.

For the Period March 2, 2005 [1] through October 31, 2005
Net Asset Value, Beginning Period	$1.00

Income from Investment Operations: Net Investment Income	$0.0120

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0120)

Net Asset Value, End of Period	$1.00

Total Return	1.21%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$126,455
Ratio of Expenses to Average Daily Net Assets	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.59%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.93%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.88%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

California Money Fund Bear Stearns Premier Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0154	$0.0036

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0154)	$(0.0036)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.55%	0.36%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$15,778	$2
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.01%	0.81%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.90%	0.55%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

New York Money Fund Bear Stearns Premier Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31,	For the Period March 26, 2004[1] through October 31,
	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0154	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0154)	$(0.0034)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.56%	0.34%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$5,774	$2
Ratio of Expenses to Average Daily Net Assets	0.61%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.61%	0.59%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.02%	0.80%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.82%	0.55%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Premier Choice Shares

TempCash

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniCash

PROSPECTUS

February     , 2006

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Choice Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Choice Shares offered by this Prospectus represent interests in TempCash, T-Fund, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Choice Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniCash

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

3

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

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Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Premier Choice Shares of each Fund by showing how the performance of Bear Stearns Premier Choice Shares of each Fund has varied from year-to-year, and by showing the average annual return for Bear Stearns Premier Choice Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Premier Choice Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempCash

Bear Stearns Premier Choice Shares

[BAR CHART]

2005 –             %

January, 2005 - December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
TempCash Bear Stearns Premier Choice Shares	%	%

7-Day Yield As of December 31, 2005
TempCash Bear Stearns Premier Choice Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

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T-Fund

Dollar Shares1

[BAR CHART]

1996 – 5.08%

1997 – 5.19%

1998 – 5.09%

1999 – 4.64%

2000 – 5.90%

2001 – 3.64%

2002 – 1.41%

2003 – 0.74%

2004 – 0.88%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
T-Fund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

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Federal Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 5.01%

1997 – 5.13%

1998 – 5.07%

1999 – 4.73%

2000 – 6.02%

2001 – 3.77%

2002 – 1.44%

2003 – 0.73%

2004 – 0.92%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Federal Trust Fund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

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Treasury Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 4.87%

1997 – 4.94%

1998 – 4.74%

1999 – 4.36%

2000 – 5.61%

2001 – 3.56%

2002 – 1.32%

2003 – 0.66%

2004 – 0.82%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Treasury Trust Fund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

8

MuniCash

Bear Stearns Premier Choice Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
MuniCash Bear Stearns Premier Choice Shares	%	%

7-Day Yield As of December 31, 2005
MuniCash Bear Stearns Premier Choice Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

9

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1,3]	0.22%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.42%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.74%

Fee Waiver and Expense Reimbursement	(0.29)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1,3]	0.26%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.42%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.78%

Fee Waiver and Expense Reimbursement	(0.33)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

10

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1,3]	0.28%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.50%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.10%
Total Annual Fund Operating Expenses	0.88%

Fee Waiver and Expense Reimbursement	(0.43)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1,3]	0.28%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.43%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	0.81%

Fee Waiver and Expense Reimbursement	(0.36)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

11

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1,3]	0.32%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.42%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.84%

Fee Waiver and Expense Reimbursement	(0.39)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Choice Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Choice Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Bear Stearns Premier Choice Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$46	$207	$383	$891
T-Fund	$46	$216	$401	$935
Federal Trust Fund	$46	$238	$445	$1,045
Treasury Trust Fund	$46	$223	$414	$968
MuniCash	$46	$229	$428	$1,001

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

13

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The

14

Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempCash. The Fund may invest in loan participations.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund may purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

15

TempCash. In addition, TempCash may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempCash and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

16

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

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Tax Risk. MuniCash. Although the Fund intends to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

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Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempCash	0.08%	0.08%
T-Fund	0.10%	0.08%
Federal Trust Fund	0.08%	0.02%
Treasury Trust Fund	0.11%	0.06%
MuniCash	0.09%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Premier Choice Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Choice Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Choice Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the

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applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Choice Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
T-Fund	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Premier Choice Shares will be recorded by Bear Stearns and will be reflected in Account statements. The minimum initial investment is $50,000. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Choice Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

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Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
T-Fund	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Premier Choice Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Choice Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Choice Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares

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held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

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Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Choice Shares of each Fund since inception. For the Funds’ Bear Stearns Premier Choice Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                                     , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a TempCash Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0251	$0.0056

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0251)	$(0.0056)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.54%	0.56%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.80%	0.50%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.57%	1.15%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

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T-Fund Dollar Shares

T-Fund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0235	$0.0073	$0.0081	$0.0154	$0.0429

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.37%	0.74%	0.81%	1.55%	4.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$728,167	$1,481,069	$449,468	$448,592	$542,219
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.53%	0.52%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.43%	0.73%	0.79%	1.54%	4.34%

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Federal Trust Fund Dollar Shares

Federal Trust Fund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0238	$0.0076	$0.0081	$0.0158	$0.0440

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.41%	0.77%	0.81%	1.59%	4.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$18,857	$7,835	$4,555	$4,675	$14,253
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.63%	0.60%	0.60%	0.53%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	2.55%	0.80%	0.80%	1.64%	4.39%

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Treasury Trust Fund Dollar Shares

Treasury Trust Fund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0219	$0.0066	$0.0073	$0.0145	$0.0418

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0219)	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.21%	0.67%	0.74%	1.46%	4.26%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$206,999	$343,163	$270,930	$321,730	$379,989
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.56%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.09%	0.68%	0.75%	1.46%	4.17%

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MuniCash Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a MuniCash Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0181	$0.0049

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0179)	$(0.0049)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.83%	0.50%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.85%	0.58%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.77%	0.84%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

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Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

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Bear Stearns Premier Choice Shares • TempFund • FedFund • MuniFund • California Money Fund • New York Money Fund

PROSPECTUS

February     , 2006

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

-i-

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Choice Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Choice Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Choice Shares.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Premier Choice Shares of each Fund by showing how the performance of Bear Stearns Premier Choice Shares of each Fund has varied from year-to-year, and by showing the average annual return for Bear Stearns Premier Choice Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Premier Choice Share of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund

Dollar Shares1

[BAR CHART]

1996 – 5.17%

1997 – 5.35%

1998 – 5.27%

1999 – 4.90%

2000 – 6.19%

2001 – 3.87%

2002 – 1.48%

2003 – 0.81%

2004 – 1.01%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
TempFund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares commenced operations on April 25, 2005 and did not have a full calendar year of performance for the year ended December 31, 2005. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Choice Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Choice Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Choice Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Choice Shares is 0.45%.

FedFund

Bear Stearns Premier Choice Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
FedFund Bear Stearns Premier Choice Shares	%	%

7-Day Yield As of December 31, 2005
FedFund Bear Stearns Premier Choice Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

MuniFund

Dollar Shares1

[BAR CHART]

1996 – 3.02%

1997 – 3.20%

1998 – 3.03%

1999 – 2.85%

2000 – 3.70%

2001 – 2.39%

2002 – 1.10%

2003 – 0.66%

2004 – 0.79%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniFund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniFund Dollar Shares[1]	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares commenced operations on April 25, 2005 and did not have a full calendar year of performance for the year ended December 31, 2005. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

California Money Fund

Bear Stearns Premier Choice Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
California Money Fund Bear Stearns Premier Choice Shares	%	%

7-Day Yield As of December 31, 2005
California Money Fund Bear Stearns Premier Choice Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

New York Money Fund

Bear Stearns Premier Choice Shares

[BAR CHART]

2005 –             %

January, 2005 – December, 2005

Best Quarter %	Worst Quarter %
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
New York Money Fund Bear Stearns Premier Choice Shares	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Bear Stearns Premier Shares	%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

10

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1,3]	0.19%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.42%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.71%

Fee Waiver and Expense Reimbursement	(0.26)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1]	0.26%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.43%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	0.79%

Fee Waiver and Expense Reimbursement	(0.34)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1]	0.30%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.43%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	0.83%

Fee Waiver and Expense Reimbursement	(0.38)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1]	0.38%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.43%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	0.91%

Fee Waiver and Expense Reimbursement	(0.46)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding %.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares
Management Fees[1]	0.38%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.44%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.04%
Total Annual Fund Operating Expenses	0.92%

Fee Waiver and Expense Reimbursement	(0.47)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Choice Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Choice Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Choice Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$46	$201	$369	$858
FedFund	$46	$218	$405	$946
MuniFund	$46	$227	$423	$990
California Money Fund	$46	$244	$459	$1,077
New York Money Fund	$46	$246	$463	$1,088

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, MuniFund, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund. The Fund may invest in loan participations.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund. In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund and FedFund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund and FedFund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. California Money Fund and New York Money Fund. A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
FedFund	0.10%	0.07%
MuniFund	0.085%	0.085%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Premier Choice Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and FedFund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Choice Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Choice Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Choice Shares.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Premier Choice Shares will be recorded by Bear Stearns and will be reflected in Account statements. The minimum initial investment is $50,000. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Choice Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Premier Choice Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Choice Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Choice Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Choice Shares since inception. For the Funds’ Bear Stearns Premier Choice Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                                                  , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Premier Choice Share outstanding throughout the period presented.

For the Period April 25, 2005[1] through October 31, 2005
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0154

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0154)

Net Asset Value, End of Period	$1.00

Total Return	1.55%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$3,619
Ratio of Expenses to Average Daily Net Assets	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.72%[2]
Ratio of Net Investment Income to Average Daily Net Assets	3.19%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

FedFund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0244	$0.0054

Less Distributions:

Dividends to Shareholders from Net Investment Income	$(0.0244)	$(0.0054)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.47%	0.54%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.87%	0.54%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.48%	0.92%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

MuniFund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Premier Choice Share outstanding throughout the period presented.

For the Period April 25, 2005[1] through October 31, 2005
Net Asset Value, Beginning Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0108

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0108)

Net Asset Value, End of Period	$1.00

Total Return	1.08%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.63%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.62%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.02%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.96%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

California Money Fund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended, October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0172	$0.0045

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0172)	$(0.0045)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.74%	0.45%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.87%	0.66%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.90%	0.76%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

New York Money Fund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended, October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0172	$0.0043

Less Distributions:

Dividends to Shareholders from Net Investment Income	$(0.0172)	$(0.0043)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.74%	0.43%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.25%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.25%	0.44%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.87%	0.65%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.94%	0.69%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Private Client Shares TempCash T-Fund Federal Trust Fund Treasury Trust Fund MuniCash

PROSPECTUS

February     , 2006

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Private Client Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Private Client Shares offered by this Prospectus represent interests in TempCash, T-Fund, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Private Client Shares.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniCash

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Private Client Shares of each Fund by showing how the performance of Bear Stearns Private Client Shares of each Fund has varied from year-to-year, and by showing the average annual return for Bear Stearns Private Client Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Private Client Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempCash

Dollar Shares1

[BAR CHART]

1996 – 5.19%

1997 – 5.37%

1998 – 5.30%

1999 – 4.88%

2000 – 6.23%

2001 – 3.93%

2002 – 1.55%

2003 – 0.85%

2004 – 1.04%

2005 –             %

January, 1996 - December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
TempCash Dollar Shares[1]	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.60%.

T-Fund

Dollar Shares1

[BAR CHART]

1996 – 5.08%

1997 – 5.19%

1998 – 5.09%

1999 – 4.64%

2000 – 5.90%

2001 – 3.64%

2002 – 1.41%

2003 – 0.74%

2004 – 0.88%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
T-Fund Dollar Shares[1]	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.60%.

Federal Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 5.01%

1997 – 5.13%

1998 – 5.07%

1999 – 4.73%

2000 – 6.02%

2001 – 3.77%

2002 – 1.44%

2003 – 0.73%

2004 – 0.92%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Federal Trust Fund Dollar Shares[1]	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

Treasury Trust Fund

Dollar Shares1

[BAR CHART]

1996 – 4.87%

1997 – 4.94%

1998 – 4.74%

1999 – 4.36%

2000 – 5.61%

2001 – 3.56%

2002 – 1.32%

2003 – 0.66%

2004 – 0.82%

2005 –             %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
Treasury Trust Fund Dollar Shares[1]	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

MuniCash

Dollar Shares1

[BAR CHART]

1996 – 3.26%

1997 – 3.40%

1998 – 3.22%

1999 – 2.93%

2000 – 3.84%

2001 – 2.63%

2002 – 1.25%

2003 – 0.76%

2004 – 0.85%

2005 –            %

January, 1996 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	%	%	%

7-Day Yield As of December 31, 2005
MuniCash Dollar Shares[1]	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.22%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.09%

Fee Waiver and Expense Reimbursement	(0.49)%
Net Annual Fund Operating Expenses[1,2]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.26%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.13%

Fee Waiver and Expense Reimbursement	(0.53)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.28%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.60%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.10%

Total Annual Fund Operating Expenses	1.23%

Fee Waiver and Expense Reimbursement	(0.53)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1], [3]	0.28%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.16%

Fee Waiver and Expense Reimbursement	(0.46)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.32%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.19%

Fee Waiver and Expense Reimbursement	(0.49)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Private Client Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$61	$298	$553	$1,285
T-Fund	$61	$306	$571	$1,327
Federal Trust Fund	$72	$338	$625	$1,442
Treasury Trust Fund	$72	$323	$594	$1,368
MuniCash	$72	$329	$607	$1,400

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempCash. The Fund may invest in loan participations.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund may purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. In addition, TempCash may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempCash and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniCash. Although the Fund intends to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempCash	0.08%	0.08%
T-Fund	0.10%	0.08%
Federal Trust Fund	0.08%	0.02%
Treasury Trust Fund	0.11%	0.06%
MuniCash	0.09%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Private Client Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash and T-Fund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Private Client Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Private Client Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Private Client Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
T-Fund	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Private Client Shares may be redeemed on any Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on the same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
T-Fund	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Private Client Shares of each Fund since inception. For the Funds’ Bear Stearns Private Client Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                     , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Dollar Shares

TempCash Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0253	$0.0087	$0.0093	$0.0168	$0.0458

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0253)	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.56%	0.88%	0.93%	1.70%	4.67%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$595,873	$531,509	$433,227	$402,137	$447,082
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.49%	0.48%	0.50%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	2.63%	0.87%	0.94%	1.71%	4.56%

T-Fund Dollar Shares

T-Fund Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0235	$0.0073	$0.0081	$0.0154	$0.0429

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.37%	0.74%	0.81%	1.55%	4.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$728,167	$1,481,069	$449,468	$448,592	$542,219
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.53%	0.52%	0.50%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.43%	0.73%	0.79%	1.54%	4.34%

Federal Trust Fund Dollar Shares

Federal Trust Fund Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0238	$0.0076	$0.0081	$0.0158	$0.0440

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.41%	0.77%	0.81%	1.59%	4.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$18,857	$7,835	$4,555	$4,675	$14,253
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.63%	0.60%	0.60%	0.53%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	2.55%	0.80%	0.80%	1.64%	4.39%

Treasury Trust Fund Dollar Shares

Treasury Trust Fund Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0219	$0.0066	$0.0073	$0.0145	$0.0418

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0219)	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.21%	0.67%	0.74%	1.46%	4.26%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$206,999	$343,163	$270,930	$321,730	$379,989
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.56%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets	2.09%	0.68%	0.75%	1.46%	4.17%

MuniCash Dollar Shares

MuniCash Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0181	$0.0075	$0.0083	$0.0131	$0.0300

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0181)	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.83%	0.76%	0.84%	1.32%	3.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$59,322	$79,579	$90,241	$58,991	$40,306
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.58%	0.59%	0.61%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	1.79%	0.75%	0.81%	1.30%	3.19%

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Private Client Shares • TempFund • FedFund • MuniFund • California Money Fund • New York Money Fund

PROSPECTUS

February     , 2006

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

-i-

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Private Client Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Private Client Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Private Client Shares.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal

TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Private Client Shares of each Fund by showing how the performance of Bear Stearns Private Client Shares of each Fund has varied from year-to-year, and by showing the average annual return for Bear Stearns Private Client Shares of each Fund. The Tables show the average annual return for 1 year and since inception periods for the Bear Stearns Private Client Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

TempFund

Bear Stearns Private Client Shares

[Bar Chart]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
TempFund Bear Stearns Private Client Shares	%	%

7-Day Yield As of December 31, 2005
TempFund Bear Stearns Private Client Shares	1.77%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

FedFund

Bear Stearns Private Client Shares

[Bar Chart]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
FedFund Bear Stearns Private Client Shares	%	%

7-Day Yield As of December 31, 2005
FedFund Bear Stearns Private Client Shares	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

MuniFund

Bear Stearns Private Client Shares

[Bar Chart]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
MuniFund Bear Stearns Private Client Shares	%	%

7-Day Yield As of December 31, 2005
MuniFund Bear Stearns Private Client Shares	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

California Money Fund

Bear Stearns Private Client Shares

[Bar Chart]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
California Money Fund Bear Stearns Private Client Shares	%	%

7-Day Yield As of December 31, 2005
California Money Fund Bear Stearns Private Client Shares	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

New York Money Fund

Bear Stearns Private Client Shares

[Bar Chart]

2005 –             %

January, 2005 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception, (March 26, 2004)
New York Money Fund Bear Stearns Private Client Shares	%	%

7-Day Yield As of December 31, 2005
New York Money Fund Bear Stearns Private Client Shares	%

Current Yield: You may call your broker to obtain the Fund’s current 7-day yield.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.19%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	1.06%

Fee Waiver and Expense Reimbursement	(0.46)%
Net Annual Fund Operating Expenses[1,2]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.26%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	1.14%

Fee Waiver and Expense Reimbursement	(0.54)%
Net Annual Fund Operating Expenses[1,2]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February , 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February , 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.30%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	1.18%

Fee Waiver and Expense Reimbursement	(0.48)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.38%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	1.26%

Fee Waiver and Expense Reimbursement	(0.56)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1,3]	0.38%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.54%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.04%
Total Annual Fund Operating Expenses	1.27%

Fee Waiver and Expense Reimbursement	(0.57)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2007 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Private Client Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$61	$291	$540	$1,253
FedFund	$61	$309	$575	$1,338
MuniFund	$72	$327	$603	$1,389
California Money Fund	$72	$344	$638	$1,473
New York Money Fund	$72	$346	$642	$1,484

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, MuniFund, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund. The Fund may invest in loan participations.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund. In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund and FedFund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund and FedFund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. California Money Fund and New York Money Fund. A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A” and “A2,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February     , 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees Received by BIMC and PFPC	Investment Advisory Fees Received by BIMC
TempFund	0.10%	0.07%
FedFund	0.10%	0.07%
MuniFund	0.085%	0.085%
MuniCash	0.09%	0.09%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Funds’ Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Private Client Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and FedFund is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Private Client Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Private Client Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The

Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Private Client Shares.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Private Client Shares may be redeemed on any Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on the same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 per share and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. For a discussion of the state and local income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see State and Local Taxes below. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New

York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Private Client Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Funds’ independent registered public accountants,                                                  , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0235	$0.0048

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0235)	$(0.0048)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.37%	0.48%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,018,935	$280,458
Ratio of Expenses to Average Daily Net Assets	0.60%	0.58%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.58%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.06%	1.05%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.57%	0.96%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

FedFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0229	$0.0045

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0229)	$(0.0045)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	2.32%	0.45%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$241,913	$50,579
Ratio of Expenses to Average Daily Net Assets	0.60%	0.58%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.58%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.14%	0.80%[2]
Ratio of Net Investment Income to Average Daily Net Assets	2.59%	0.92%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

MuniFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0155	$0.0033

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0155)	$(0.0033)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.56%	0.33%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$161,860	$51,799
Ratio of Expenses to Average Daily Net Assets	0.63%	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.62%	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.18%	0.83%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.64%	0.67%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

California Money Fund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0152	$0.0030

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0152)	$(0.0030)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.54%	0.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$127,509	$37,216
Ratio of Expenses to Average Daily Net Assets	0.64%	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.64%	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.26%	0.91%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.62%	0.63%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

New York Money Fund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31, 2005	For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0152	$0.0030

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0152)	$(0.0030)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.54%	0.30%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$111,739	$53,933
Ratio of Expenses to Average Daily Net Assets	0.64%	0.69%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.64%	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.26%	0.92%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.58%	0.56%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

SIERRA CLUB

Mutual Funds

FedFund – Cash Reserve Shares

Prospectus

February , 2006

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

THE SIERRA CLUB is America’s oldest, largest and most influential grassroots environmental organization. The Club’s 700,000 members and countless other Club supporters and environmental advocates understand the value and urgency of the Sierra Club message:

Explore, enjoy and protect the planet.

Sierra Club Mutual Funds present a new way for people to support these goals while investing for their future. The mission of the Funds is to:

1)	help you pursue your investment goals

2)	invest in companies that meet environmental guidelines

3)	help support the programs of the Sierra Club

The FedFund – Cash Reserve Shares complements the Sierra Club Stock and the Sierra Club Balanced Fund with a money market alternative managed by BlackRock Institutional Management Corporation.

Invest with your brain and heart. Invest for our planet.

- i -

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for FedFund Cash Reserve Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in the Cash Reserve Shares of FedFund (the “Fund”), one of the ten portfolios of the BlackRock Liquidity Funds. The Fund is advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Fund in connection with their investments.

The Fund is offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal. The investment goal of the Fund may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies:

The Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

Principal Risks of Investing:

Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at a NAV of $1.00 per share, it is possible to lose money by investing in the Fund.

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance Information

The Bar Chart below indicates the risks of investing in the FedFund Cash Reserve Shares by showing how the performance of its shares has varied from year to year; and by showing the average annual return for FedFund Cash Reserve Shares. The Tables show the average annual return for the 1 year and since inception periods for FedFund Cash Reserve Shares. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future.

FedFund

Cash Reserve Shares

[Bar Chart]

2004 – 0.80%
2005 – %

January, 2004 – December, 2005

Best Quarter	Worst Quarter
%	%
( )	( )

Average Annual Total Return for Periods Ended December 31, 2005

	1 Year	Since Inception (April 1, 2003)
FedFund Cash Reserve Shares	%	%

7-Day Yield As of December 31, 2005
FedFund Cash Reserve Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (866)-897-5982 or by visiting the Sierra Club Funds’ web site at www.sierraclubfunds.com.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold FedFund Cash Reserve Shares.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees[2]	0.26%
Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.03%
Total Annual Fund Operating Expenses	0.69%

Fee Waiver and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses until February 28, 2007 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.60%.
[2]	The Management Fees have been restated to reflect the combined administration and advisory fees under the current Management Agreement. For a discussion of the Management Agreement, see page .

Example

This Example is intended to help you compare the cost of investing in the Fund’s Cash Reserve Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Cash Reserve Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Reserve Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FedFund	$61	$212	$375	$850

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

The Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the Fund’s investment strategies.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

Investments

The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the inside back cover of this Prospectus. The Statement of Additional Information also describes the Fund’s policies and procedures concerning the disclosure of their portfolio holdings.

Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund’s total assets are outstanding.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. The Fund may invest in loan participations.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a “when-issued” or “delayed settlement” basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

RISK FACTORS

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a nationally recognized statistical rating organization (“NRSRO”) are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund’s investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Liquidity. The risk that the Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

U.S. Government Obligations. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if not obligated to do so by law.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $ billion of assets under management as of December 31, 2005. BlackRock, Inc. is a majority-owned, indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages the Fund and is responsible for all purchases and sales of the Fund’s securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Fund’s operations, other than those services to be performed by the Fund’s custodian, distributor and transfer agent or provided under the Fund’s shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on the Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the management agreement. BIMC has engaged PFPC Inc. (“PFPC”) to continue to provide administrative services to the Fund. Any fees payable to the sub-administrator do not affect the fees payable by the Fund to BIMC.

Prior to February     , 2006, BIMC managed the Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Fund under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February     , 2006, BIMC and PFPC contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. For the fiscal year ended October 31, 2005, the Fund paid BIMC and PFPC advisory and administration fees, net of waivers, of 0.07% and 0.10%, respectively, as a percentage of the Fund’s average daily net assets:

The administrative services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Prior Advisory Agreement in effect through February     , 2006 is available in the semi-annual report to shareholders for the period ended April 30, 2005, and a discussion regarding the basis for the Board’s approval of the Fund’s Management Agreement is available in the Statement of Additional Information and will be available in the semi-annual report to shareholders for the period ending April 30, 2006.

BIMC, BlackRock Distributors, Inc. (the Fund’s distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem the Fund’s share is the NAV next determined after confirmation of your order. The Fund calculates NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, the Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

The Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The FedFund’s NAV is determined as of 6:00 p.m. Eastern time.

The Fund reserves the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Fund’s office in Westborough, MA by telephone at (866) 897-5982.

The deadline for receipt of purchase orders for FedFund Cash Reserve Shares is 5:00 p.m. Eastern time. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by 5:00 p.m. Eastern time and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Fund will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. The Fund may at its discretion reject any purchase order for Cash Reserve Shares.

Payment for the Fund’s Cash Reserve Shares may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $2,500 ($1,000 for IRAs and qualified education savings accounts). (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Fund reserves the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares are sold without a sales charge. Institutional investors purchasing or holding the Fund’s Cash Reserve Shares for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing the Fund’s Cash Reserve Shares. An institution purchasing the Fund’s Cash Reserve Shares on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Fund’s office in Westborough, MA in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by 5:00 p.m. Eastern time, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after 5:00 p.m. Eastern time will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, the Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

The Fund shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $2,500 ($1,000 for IRAs and qualified education savings accounts), other than due to market fluctuations, after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $2,500 ($1,000 for IRAs and qualified education savings accounts) or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $2,500 ($1,000 for IRAs and qualified education savings accounts) in any particular calendar month, the account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, the Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customers’ agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

The Fund has not adopted a market timing policy because it seeks to maintain a stable NAV of $1.00 per share and because generally it is used for short-term investment or cash management purposes. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Reserve Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Fund’s Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Fund also offers other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

The Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 9820, Providence, RI 02940-9820 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by the Fund will generally be taxable to shareholders. The Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*        *        *

PFPC, as transfer agent, will send each of the Fund’s shareholders, or their authorized representative, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Cash Reserve Shares since their inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 and 2005 has been audited by the Fund’s independent registered public accountants,                             , whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Fund’s prior fiscal period were audited by the Fund’s former independent registered public accountants. The former accountants’ report on those financial highlights expressed an unqualified opinion.

FedFund Cash Reserve Shares

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period April 1, 2003[1] through October 31, 2003
	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0229	$0.0065	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0229)	$(0.0065)	$(0.0034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	2.32%	0.65%	0.59%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,547	$9,276	$13,492
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.70%	0.69%	0.69%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.94%	0.62%	0.58%[2]

[1]	Commencement of Operations.
[2]	Annualized.

Investment Adviser	More information on this Fund is available free upon
BlackRock Institutional	request, including the following:
Management Corporation
Annual & Semi-Annual Reports

Administrator	These reports show the holdings and the financial
BlackRock Institutional	statements of the Fund and discuss the market
Management Corporation	conditions and strategies that significantly affected
its performance.

Distributor	Statement of Additional Information
BlackRock Distributors, Inc.
The Statement of Additional Information (“SAI”)
Counsel	contains additional and more detailed information about
Drinker Biddle & Reath LLP	the Fund, and is considered part of this Prospectus.

Independent Accountants	How do I obtain a copy of these documents?
By following one of the four procedures below:

Custodian	1. Call or write, and copies will be sent to you free of
PFPC Trust Company	charge:

Transfer Agent	Sierra Club Funds
PFPC Inc.	433 California Street, 11th Floor
San Francisco, CA 94104
(866) 897-5982

2. Call or write to the Public Reference Section of the
Securities and Exchange Commission (“SEC”) and ask
them to mail you a copy. The SEC charges a fee for
this service. You can also drop by the Public
Reference Section and copy the documents while you
are there. Information about the Public Reference
Section may be obtained by calling the number below.
Public Reference Section of the SEC
Washington, D.C. 20549-6009
(202) 942-8090

3. Go to the EDGAR database on the SEC’s web site at
www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an
electronic request to the SEC at publicinfo@sec.gov.

BLACKROCK LIQUIDITY FUNDS

Statement of Additional Information

February     , 2006

This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses dated February    , 2006 for: (i) the Administration, Cash Management, Cash Reserve, Dollar and Institutional Classes of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund; (ii) the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund; and (iii) the Plus Shares of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund of BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing BlackRock Liquidity Funds, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at 1-800-821-7432. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc., (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund (each, a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund – October 1973; TempCash – February 1984; FedFund – October 1975; T-Fund – March 1980; Federal Trust Fund – December 1990; Treasury Trust Fund – May 1989; MuniFund – February 1980; MuniCash – February 1984; California Money Fund – February 1983; and New York Money Fund – March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of the California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers a class of Shares to institutional investors (“Institutional Shares”). Each of the Funds also offers to institutional investors, such as banks, savings and loan associations and other financial institutions (“Service Organizations”), four separate classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares and Dollar Shares. TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund offer Cash Plus Shares to Service Organizations who provide assistance in the sale of shares and institutional services to their customers. TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund offer Plus Shares to broker-dealers, who provide assistance in the sale of shares and institutional services to their customers. The Funds also offer additional shares classes that are described in a separate statement of additional information and related prospectuses.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees (“Board” or “Trustees”), BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”), the Trust’s investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the Trust’s other portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PFPC Inc. (“PFPC”), and BlackRock Distributors, Inc. (“BDI”), or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Plus Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds and described in the Prospectuses.

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer) (for TempFund, by all NRSROs that rate the security), such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”). Commercial paper includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a Funding Agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase Funding Agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Adviser under guidelines approved by the Board of Trustees. Generally, Funding Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some Funding Agreements does not currently exist.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“GNMA”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit (“REMIC”), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs securities, residual interests, PAC certificates and TAC certificates. See “Mortgage-Related and Other Asset-Backed Securities” for information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company’s custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

The Trust, BlackRock Advisors, Inc. and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable series, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable series in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable series in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable series under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analog provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each series’ net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a series’ net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund’s investment adviser believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of the GNMA, FNMA and FHLMC.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks with Respect to California Money Fund

The following section provides only a brief summary, and does not purport to be a complete description, of the complex factors affecting the financial condition of the State of California (the “State” or “California”) and its local government entities, and is based on information obtained from publicly available official statements, prospectuses and other information relating to securities offerings of the State or local issuers, or from other sources believed to be reliable, prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified by the Trust. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

OVERVIEW

Following several years of very strong growth in the late 1990’s, which produced large State revenue surpluses, the State’s financial condition began to worsen since the start of 2001, with the combination of a mild Statewide economic recession (but with a severe downturn in the high technology sector centered in the San Francisco Bay Area) and a dramatic decline in revenue from capital gains and stock option activity resulting from the decline in stock market levels after mid-2000. Over several years, revenues proved to be substantially lower than projections, largely because of continued weakness in the economy and stock markets. This resulted in an accumulated budget deficit by June 30, 2003 estimated at over $10 billion, and caused a severe cash shortage.

In October, 2003, a successful recall election resulted in the replacement of the prior Governor with new Governor Arnold Schwarzenegger. On March 2, 2004, voters approved two companion ballot propositions which had been sponsored by the Governor. Proposition 57 authorized issuance of $15 billion of “economic recovery bonds” to fund previous budget deficits. About $11 billion of these bonds were issued in the spring of 2004 to fund the accumulated budget deficits and provide about $2 billion for the 2004-05 fiscal year budget. Proposition 58 implemented changes in state budget procedures designed to mandate adoption of balanced budgets in the future, to grant greater mid-year budget adjustment powers, to require creation of a budget reserve, and to prohibit future long-term borrowing to finance budget deficits. See “Recent Financial Results – Balanced Budget Amendment” below.

The final 2004-05 and 2005-06 fiscal year budgets continued the pattern of recent years, with a combination of expenditure reductions, one-time funding mechanisms and borrowing from both external markets, other State funds and local governments. Although revenue results in the last two fiscal years have exceeded projections, budgets have been balanced using borrowing and other one-time techniques. The Administration estimates that the State continues to have an underlying “structural deficit” between ongoing revenue sources and ongoing program requirements, including repayment of previous budgetary borrowings. The State’s Legislative Analyst has estimated a budget gap of about $4 billion for 2006-07 fiscal year which will need to be addressed in the next budget.

The State faced serious cash flow difficulties in the period 2002-2004 as a result of ongoing budget deficits and severely reduced revenues. It resorted to a series of external borrowings starting in the fall of 2001 to assure sufficient cash resources to pay its ongoing obligations, including maturing cash flow notes. The State issued $14 billion of cash flow notes to fund its requirements in the 2003-04 fiscal year, maturing in June, 2004. Repayment of this borrowing was accomplished with a combination of ongoing revenues and proceeds from the issuance of the economic recovery bonds approved at the March 2004 election. The State’s cash flow borrowing was reduced to $6 billion in 2004-05 and $3 billion in 2005-06, and has been limited to covering normal cash management requirements during the fiscal year. Although about $3.75 billion of economic recovery bond capacity remains, the State budget still contains a large structural deficit. Unless this structural deficit can be addressed on a long-term basis, the State may continue to require access to external capital markets to meet its cash requirements.

The expenditure reductions and budget pressures in recent years on the State budget have resulted in continuing fiscal pressures on local governments throughout the State. As part of the 2004-05 State budget, the Governor reached an agreement to borrow $1.3 billion for each of two years, to be repaid after the 2005-06 fiscal year, from cities, counties, redevelopment agencies and other districts, in return for a constitutional amendment which would severely restrict such borrowings in the future. Several years of budget borrowing from transportation funds have left many State and local transportation construction projects without adequate funds.

Economic Factors

California’s economy is the largest among the 50 states and one of the largest 5 or 6 in the world. The State’s population of more than 36.5 million represents about 12.5% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in the early 1990’s due to a serious economic recession, but growth has returned to between 1.5% and 2.0% annually since 1997. The bulk of population growth in the State is due to births and foreign immigration.

Total personal income in the State, at an estimated $1,259 billion in 2004, accounts for about 13% of all personal income in the nation. Total employment is over 16.5 million, the majority of which is in the service, trade and manufacturing sectors.

California began a period of strong economic growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. By the end of 2000, unemployment in the State had dropped to under 5%, its lowest level in three decades. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed between 2001 and 2003 reflecting weakness in overseas economies (particularly in Asia). Job losses were concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State.

Statewide, modest job growth resumed in the second half of 2003 and has continued through the second quarter of 2005. Nonfarm payroll employment in 2004 was about 1% higher than in 2003, and was about 1.6% higher in the first quarter of 2005 than for the year earlier period. The unemployment rate in July 2005, at 5.1%, was the lowest in four years. Regional differences remain, however, with continued weakness in job growth in the Silicon Valley region. Personal income also showed strong growth, with a 6.1% gain in 2004 as compared to the year earlier. Residential construction and existing home sales remained strong in 2003, 2004 and so far in 2005, in part due to low interest rates. After several weak years, nonresidential construction grew more strongly in 2004. Exports through California ports reversed their declines of several years and showed year-over-year increases in 2003 and 2004. In May, 2005, the State Department of Finance projected continued moderate growth in the economy in 2005 and 2006.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Debt Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax.”

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several new provisions affecting “fees” and “charges”, defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990’s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980’s when State appropriations were above the limit. The State Department of Finance estimates the State was about $7.6 billion below the limit in 2004-05, and will be about $11.3 billion below its limit in 2005-06.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Debt Obligations or on the ability of the State or local governments to pay debt service on such California Debt Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of November 1, 2005, the State had outstanding approximately $34.5 billion of long-term general obligation bonds and $7.8 billion of lease-purchase debt supported by the State General Fund. The State also had about $12.4 billion of general obligation bonds which were supported by other revenues, including economic recovery bonds payable from a special sales tax. As of November 1, 2005 the State had about $30.0 billion of authorized and unissued General Fund-supported long-term general obligation bonds and $3.2 billion of authorized and unissued lease-purchase debt. In the 2004-05 fiscal year, debt service on General Fund-supported general obligation bonds and lease purchase debt was approximately 4.85% of General Fund revenues. See also “Bond Ratings” below.

Recent Financial Results

The principal sources of General Fund tax revenues in 2003-04 were the California personal income tax (49% of total tax revenues), the sales and use tax (32%), and the corporation tax (9%). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources were extraordinarily strong in the late 1990’s and 2000, they are particularly volatile. The Department of Finance has projected that this source of revenue dropped from $17.6 billion, or 25% of all General Fund revenues in 1999-2000 to $5.2 billion, or 7% in 2001-02; this represents the bulk of the total General Fund revenue shortfall in this period. This source was projected to increase to about $8.2 billion, or about 10% of General Fund revenues in 2004-05.

The State maintains a Special Fund for Economic Uncertainties (the “SFEU”), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

Throughout the 1980’s, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).

The substantial declines in the stock markets have adversely affected the earnings of State pension funds, and have created unfunded future pension liabilities, where there had been surpluses several years ago. The State’s annual contributions to the Public Employee’s Retirement System have increased from $157 million in the 2000-01 fiscal year to $2.4 billion in the 2005-06 fiscal year. The State will pay about $895 million in the 2004-05 fiscal year for “pay as you go” funding for health benefits for retired State employees. Starting in fiscal year 2007-08, accounting rules will require the State to estimate the actuarial cost of this future liability; the State has not computed this liability to date.

Balanced Budget Amendment

On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which will affect future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which will eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment will require the Legislature, starting in the 2004-05 fiscal year, to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency, and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature failed to send legislation to the Governor to address the fiscal emergency within 45 days, it would be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.

The Amendment also creates a special reserve called the Budget Stabilization Account in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues would be transferred by the Controller into the Account not later than September 30 of each year. The transfer begins at 1% of revenues, and increases annually to reach a level of 3%. The transfers would continue until the Budget Stabilization Account reaches a balance of the greater of $8 billion or 5% of General Fund revenue. Moneys in the Account may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The Amendment requires that one half of the Budget Stabilization Account deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57.

A final provision of the Amendment will prohibit future long-term bond issuances for the purpose of funding budget deficits, once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized.

State-local Fiscal Relations

In November, 2004, voters approved Proposition 1A, which made significant changes in the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years , Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Starting in the 2008-09 fiscal year the State can borrow up to 8% of local property tax revenues but only if the Governor declares a fiscal hardship and with two-thirds approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be done twice in any ten-year period. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

Recent Budgets Prior to 2004-05

The economy, and especially the stock markets, grew strongly during the second half of the 1990’s, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State’s budget reserve (the SFEU) reached a high point of $8.7 billion at June 30, 2000. In the ensuing three years, the combination of continuing high spending levels and substantially reduced revenues resulting from the economic slowdown and stock market decline brought the estimated balance of the SFEU to a negative $8.6 billion by June 30, 2003.

The growth in General Fund revenues since 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to over $7,000 per pupil in the 2005-06 fiscal year. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels.

An important element of Budget Acts during the years of large capital gains receipts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the “VLF”). Starting on January 1, 1999, the VLF was reduced by 25%, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

The previous Governor attempted to raise the VLF back to its 1998 level because of shortfalls in General Fund money in 2003 to make the “offset” to cities and counties. Subsequently, the newly elected Governor Schwarzenegger reversed this action and committed to retain the VLF cut and the offset to local governments.

The 2002-03 Budget Act addressed a $23.6 billion gap between expenditures and resources through a combination of program reductions, internal loans, bond issuances, fund shifts, accelerations and transfers, and modest tax changes. Some of these actions and assumptions ultimately proved to be unavailable, and revenues in the 2002-03 fiscal year continued to decline from original projections, as economic growth stalled instead of increasing, as had been expected. In March and April 2003, the Legislature passed budget adjustment legislation including spending reductions, deferrals, bond authorization and funding transfers totaling about $3.3 billion in fiscal year 2002-03 and about $3.6 billion in fiscal year 2003-04.

Continuing, significant downward revision of estimated State revenues, and the continuation of spending programs and tax cuts enacted in the previous high revenue years resulted in a very difficult budget condition for the State entering the 2003-04 fiscal year. The 2003-04 Budget Act was finally passed by the Legislature and signed by the Governor on August 2, 2003. It resolved an estimated $38 billion budget gap for the combined 2002-03 and 2003-04 fiscal years with a combination of external borrowing, spending reductions, new revenues, funding shifts and internal loans and deferrals. It assumed a year-end budget reserve at June 30, 2004 of almost $2 billion, and also assumed the 2004-05 fiscal year budget would have at least a $7.9 billion structural deficit to be closed. The principal features of the 2003 Budget Act were as follows:

1. External Borrowing — The Legislature authorized the issuance of “fiscal recovery bonds” designed to provide an estimated $10.7 billion of cash into the General Fund, representing the accumulated deficit as of June 30, 2003. (The new Administration subsequently estimated that because of stronger revenue results than anticipated, the June 30, 2003 budget deficit was only about $8.6 billion.) Issuance of these bonds had been delayed because of a legal challenge which was pending in court, but on March 2, 2004, voters approved Proposition 57 to authorize $15 billion of general obligation “economic recovery bonds” to replace the fiscal recovery bonds approved in July. The Budget also included proceeds from a second tobacco securitization sale, postponed from spring, 2003, and assumed the sale of pension obligation bonds (“POBs”) to make the 2003-04 payments due to the State Public Employee’s Retirement System, in the amount of about $1.9 billion. The POB sale was prevented from going ahead by an adverse court decision.

2. Spending Reductions — The budget relied on substantial savings in program costs, spread across most programs. School grades kindergarten through twelve received the minimum funding required by Proposition 98, but resulted in a small decrease in per-pupil spending, to about $6,900 per pupil. Significant cuts were made in higher education support, offset in part by student fee increases in the range of 30%. Other fee increases offset reductions in support for trial courts and resources programs. Health and social service costs were limited by foregoing cost of living increases and reducing Medi-Cal provider rates. State personnel costs were to be reduced by voluntary agreements to be negotiated with employee unions or layoffs; some but not all of these savings were achieved.

3. Other One-Time Actions — The budget assumed receipt of about $1.8 billion in new federal funding as a result of federal law passed to assist States. The budget also assumed the $4.2 billion annual savings resulting from the increase of the vehicle license fee. Although the new Governor reversed this action, the State saved about $1.3 billion in deferred “backfill” payments to local governments. Legislation was enacted promising to repay this amount in August, 2006. Another major one-time budget action was a shift in Medi-Cal accounting to add about $930 million in 2003-04. There were no other tax or revenue increases, aside from certain fees.

Fiscal Year 2004-05 Budget

Governor’s Budget Proposals. The Proposed 2004-05 Governor’s Budget (the “2005 Governor’s Budget”) released on January 9, 2004 by the new Schwarzenegger Administration, reported that, in the absence of corrective action to change existing policies, operating deficits of about $14 billion would be incurred for the 2004-05 fiscal year. The original 2003-04 Budget Act estimated a budget reserve (SFEU) at June 30, 2004 of about $2 billion. The 2004 Governor’s Budget revised this estimate to about $290 million, assuming enactment of certain mid-year budget adjustment proposals (which were not adopted).

2004-05 Budget Act. Following lengthy negotiations between the Governor and the Legislature, the 2004 Budget Act was adopted on July 29, 2004. The Budget Act projected General Fund revenues and transfers of $77.3 billion (including application of $2 billion of economic recovery bond proceeds). Expenditures were estimated at $80.7 billion (the gap being made up from carryover resources from the prior year) and the year-end reserve at June 30, 2005 was estimated at $768 million. In October, 2004, the State issued $6 billion of revenue anticipation notes, due June 30, 2005, to cover normal cash flow needs during the fiscal year.

The major features of the 2004 Budget Act were the following:

1. Suspension of Proposition 98. — The minimum Proposition 98 funding guarantee for public schools was suspended, to save about $2 billion. This still provided an increase in funding for public schools to cover enrollment growth and inflation. (When final revenue results for 2004-05 were counted, well above the estimates made when the budget was adopted, the waiver of the minimum funding guarantee resulted in a saving of almost $4 billion.)

2. Spending Reductions — Cuts were made in General Fund support for higher education, to be offset by fee increases. After 2004-05, the Governor promised to allow a uniform fee increase policy, and to start to restore funding to State universities. As a result of budget cuts, State higher education units had to limit admissions for the first time in many years. Limited reductions were made in health and welfare costs, saving about $1 billion. The Governor proposed a wide range of reductions in health and social services programs which will largely take effect in future years.

3. External Borrowing/Pension Costs — The budget included a reduction in pension costs for new employees for the first two years of employment. The Governor also proposed a $929 million pension obligation bond issuance assuming timely and successful appeal of the lawsuit which blocked the 2003 pension obligation bond issue. This proposal was not implemented before June 30, 2005, because of continuing litigation.

4. Other Borrowing — The budget reduced General Fund payments to schools by transferring an additional $1.3 billion of city and county property taxes to school districts. This was incorporated into Proposition 1A, and will be repeated in 2005-06. The budget also saved $1.1 billion by suspending planned General Fund transfer of gasoline tax moneys for the Transportation Investment Fund enacted several years earlier in better fiscal times. The budget included a proposal to use moneys from new tribal gaming compacts with five tribes to obtain about $300 million of new General Fund revenue (a figure later reduced to $16 million) and to sell about $1 billion of bonds secured by future tribal payments to repay the loans from the Transportation Investment Fund to accelerate construction of transportation projects. This bond transaction did not occur pending the outcome of certain litigation.

In the May Revision of the 2005-06 Proposed Governor’s Budget, released on May 13, 2005 (“2006 May Revision”), the State Department of Finance estimated that the 2004-05 fiscal year would end with a larger budget reserve than was projected when the 2004 Budget Act was passed. This was due to a combination of higher than expected revenues resulting from a stronger economy, and better than expected results from a tax amnesty program. Both revenues and expenditures for 2004-05 were projected to increase from initial estimates, to $79.5 billion and $82.0 billion, respectively.

Fiscal Year 2005-06 Budget

The initial 2006 Governor’s Budget, released January 10, 2005, projected that revenues for the 2005-06 fiscal year would increase from the prior year by about $5.2 billion, as a result of the improving economy. However, under current programs and laws, the Governor stated that expenditures would increase by $10 billion. To close an estimated $9 billion budget gap, the Governor proposed a number of budget solutions, without tax increases, to be coupled with fundamental reforms which would have to approved by the voters.

In the 2006 May Revision, the Administration estimated that improved revenues from stronger economic conditions had reduced the budget gap to about $4 billion. This permitted the Administration to revise its projected budget solutions.

The 2005 Budget Act was signed by the Governor on July 11, 2005. General Fund revenues and transfers are projected to increase 5.7% from $79.9 billion in fiscal year 2004-05 to $84.5 billion in fiscal year 2005-06. The 2005 Budget Act contains General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 is funded by using a part of the $7.5 billion fund balance at June 30, 2005. The June 30, 2006 reserve is projected to be $1.302 billion, compared to an estimated June 30, 2005 reserve of $6.857 billion. About $900 million of this reserve will be set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

The 2005 Budget Act also includes Special Fund expenditures of $23.3 billion and Bond Fund expenditures of $4.0 billion. The state issued $3.0 billion of Revenue Anticipation Notes (RANs) to meet the its short-term cash flow needs for fiscal year 2005-06, the smallest cash flow borrowing in five years.

The 2005 Budget Act was substantially similar to the Governor’s May Revision proposals. It contained the following major components:

1. Proposition 98 — General Fund expenditures are proposed to increase by $2.582 billion, or 7.6% to $36.6 billion. The Budget Act fully funded enrollment growth and a 4.23% cost of living increase. Per pupil spending under Proposition 98 is projected to be $7,402, compared to $7,023 in the previous year. The Budget reflects savings of $3.8 billion resulting from the waiver of the minimum funding guarantee in 2004-05, which will be restored to the Proposition 98 budget in future years as General Fund revenue growth exceeds personal income growth.

2. Higher Education — The 2005 Budget Act provides for total Higher Education funding of $17.8 billion from all revenue sources, including $10.2 billion General Fund. General Fund support for both the UC and CSU was increased by $134 million (about 5 percent) compared to 2004-05. The Budget Act assumes fee increases for undergraduate and graduate students, consistent with the Compact, which have been approved by the UC and CSU governing boards.

3. Health and Human Services — The 2005 Budget Act increased General Fund expenditures by $2.1 billion, or 8.5% to $27.1 billion for Health and Human Services programs. The Budget reflects the suspension of the July 2005 and July 2006 CalWORKs grant cost-of-living-adjustments (COLAs), yielding General Fund savings of $136 million in 2005-06 and $139 million in 2006-07. The Budget further assumes the January 2006 and January 2007 COLAs for SSI/SSP recipients will be suspended for estimated General Fund savings of $132 million in 2005-06, $407.5 million in 2006-07, and $281 million in 2007-08. The Budget also includes federal fiscal relief of $223 million due to progress in implementing a single, statewide automated child support system.

4. Vehicle License Fee Gap Loan Repayment — The 2005 Budget Act fully repays the $1.2 billion that local governments lost between July and October of 2003, when the Vehicle License Fee offset program was temporarily suspended. The state was not required to repay the gap loan until August of 2006. This payment was made in August, 2005.

5. Transportation Funding — The Proposition 42 provision for sales taxes on gasoline to be used for transportation projects was fully funded at an estimated $1.3 billion. (The original budget proposal called for the suspension of this transfer to boost General Fund revenues.) The Budget Act includes a proposal, originally included in the 2004-05 budget, to provide about $1 billion for transportation programs from the sale of future receipts of gaming revenues from new compacts with several Indian tribes. The sale, and a related bond issue, are waiting for resolution of litigation concerning these compacts.

6. Financial Instruments — The Governor’s original plan to sell $1.7 billion of additional deficit financing bonds was deleted from the budget following higher revenue estimates in the May Revision of the Governor’s Budget. The 2005 Budget Act assumes the state’s issuance of pension obligation bonds to fund approximately $525 million of the state’s 2005-06 retirement obligation to the California Public Employees’ Retirement System. However, because of an adverse trial court decision in a lawsuit challenging the validity of these bonds, and the time which would be required for an appeal, these bonds will not be issued before June 30, 2006, and other funds will be required make the pension fund payment. The Budget further reflects the receipt of $525 million in August, 2005 from the refinancing of tobacco securitization bonds. The original 2005-06 Governor’s Budget had included a proposal to issue $464 million of judgment bonds to finance the pending settlement of the Paterno lawsuit, but subsequent developments led to the removal of this proposal from the budget. The State settled three related lawsuits through stipulated judgments. The largest settlement, in the amount of $428 million, provides for the State to make annual payments of $42.8 million per year, plus interest, for ten years; the payments are subject to annual appropriation by the Legislature. The first year’s payment, as well as $36 million to fully discharge the other two stipulated judgments, is included in the 2005 Budget Act.

7. Taxes — The Budget Act contains no new taxes.

8. Future Budget Deficits — The Administration recognized that, absent further corrective action, based on projected revenues and continuation of existing program expenditures, the fiscal year 2006-07 budget will face a gap between revenues and expenditures. The Legislative Analyst’s Office has estimated the potential gap at about $6 billion.

Governor’s Budget Reform Proposals

In order to more permanently eliminate the structural budget gap, the Governor proposed a series of reforms. The Legislature did not adopt any of the Governor’s proposals, but an initiative Constitutional Amendment obtained enough signatures to be placed on the ballot for a special election called by the Governor, which was held on November 6, 2005. This proposal was numbered as Proposition 76, and titled by its authors as the “California Live Within Our Means Act” (hereafter,

“LWOM Act”). Governor Schwarzenegger endorsed this proposal. The LWOM Act failed to be approved at the special election. The major features of the LWOM Act were the following:

— A new spending limit on the State General Fund and Special Funds, which would have been in addition to the Appropriations Limit currently imposed by Article XIII B of the Constitution.

— A new mechanism for addressing mid-year budget imbalances, permitting the Governor to declare a fiscal emergency if certain criteria were met, and permitting the Governor to implement cuts in most expenditures if the Legislature failed to enact budget adjustments within a certain period of time.

— Automatic continuation of the prior year’s budget expenditures if a new budget was not adopted by the start of the fiscal year.

— Modifications to the Proposition 98 education funding formulas.

— Modifications to existing laws permitting budgetary borrowing from certain Special Funds, and provisions for the repayment, over a period of 15 years, of existing General Fund obligations, consisting of either borrowings or unfunded mandates, to school districts, local governments and Special Funds.

It is not known whether the Governor will propose any of these reforms again for consideration in 2006.

Legislative Analyst’s Office Report

On November 16, 2005, the independent Legislative Analyst’s Office (“LAO”) released a report titled “California’s Fiscal Outlook: LAO Projections 2005-06 through 2010-11.” In this report the LAO stated that the State’s budget outlook had improved considerably, but that budget challenges remained in the form of a structural deficit of several billion dollars for upcoming years.

With respect to the 2005-06 fiscal year, the LAO estimated that General Fund revenues exceeded estimates by $1 billion for 2004-05, and would exceed estimates by $2.8 billion in 2005-06. In contrast, expenditures in 2005-06 were expected to be about $80 million under budget. As a result, the year-end budget reserve at June 30, 2006 was estimated to increase from the original projection of $1.3 billion to a revised estimate of $5.2 billion. Much of this reserve would be needed to balance the 2006-07 budget, for which the LAO predicted a structural deficit of about $4 billion.

The report also noted that the 2005-06 budget contained about $2 billion in ongoing budgetary savings, mainly for education under Proposition 98 and social services. In addition, much of the additional revenue generated by the improving economy was used to repay a loan to local governments and to delay issuance of additional deficit financing bonds. Despite these positive developments, the LAO projected that structural deficits would continue in the future, peaking at $4.3 billion in 2007-08, and reducing to $600 million in 2010-11. These estimates assume there will not be a major economic downturn, and also do not take into account making transfers from the General Fund to the Budget Stabilization Account (see “Balanced Budget Amendment” above).

Cash Flow Requirements

The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes (“RANs”), which fund annual cash flow requirements and are repaid within the same fiscal year, and revenue anticipation warrants (“RAWs”) which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. The State’s ongoing revenue shortfalls and budget deficits incurred in the last three fiscal years, along with certain unique factors associated with the State’s energy crisis in 2001, placed severe pressure on the State’s cash resources, and required an unprecedented amount of short-term cash flow borrowing.

The State sold a record $12.5 billion of RANs in October 2002, due in June 2003, to cover its cash flow needs. By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. Accordingly, the State issued $11 billion of RAWs, also a record, on June 18, 2003 to pay the RANs and other obligations coming due in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The State issued $3 billion of RANs in October 2003 to fund the remainder of its cash management needs for the 2003-04 fiscal year. For the first time, the entire State RAN issue was supported by external bank credit.

All of the RAWs and RANs due in June 2004 were paid, from a combination of available revenues and proceeds from the sale of economic recovery bonds. For the 2004-05 year, the State issued $6 billion of RANs as part of its normal cash management program, which were paid on June 30, 2005. The State issued $3 billion of RANs for cash management in the 2005-06 fiscal year. The State has about $3.75 billion of economic recovery bond authorization remaining which can assist in cash management. If it is unable to bring its ongoing structural budget deficit into balance, it may again face cash flow problems in the future and may have to rely on access to public capital markets to maintain adequate cash flow to pay its obligations.

Bond Ratings

The ratings on California’s long-term general obligation bonds were reduced in the early 1990’s from “AAA” levels which had existed prior to the recession. After 1996, through the end of 2000, the three major rating agencies raised their ratings of California’s general obligation bonds as high as “AA” from Standard & Poor’s, “Aa2” from Moody’s and “AA” from Fitch. Starting in December 2002, as the State’s budget and cash condition worsened, all three rating agencies reduced the ratings of California’s general obligation bonds to the “BBB” level. With improved economic conditions and fiscal results, and issuance of economic recovery bonds to reduce cash flow risks, the State’s ratings have been raised and as of December 1, 2005, were Standard & Poor’s “A,” Fitch “A” and Moody’s “A2.” The economic recovery bonds bear higher ratings, in the “AA-” range, because of the additional pledge of a dedicated stream of sales tax revenues.

There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State’s General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State’s General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 “bailout” aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. The enactment of Proposition 1A in November 2004 will substantially change the ability of the State to use local government taxing sources to aid the State budget. See “Recent Financial Results — State-local Fiscal Relations” above.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). In recent years, the State has provided over $350 million to support local law enforcement costs. The current fiscal crisis may result in some reductions in these payments.

To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce.

Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

Local governments are facing substantial increases in future pension liabilities and health care costs for retirees, and increases in current contribution rates, as a result of (a) generous new retirements benefits granted to employees during recent economic boom times, and (b) reduced earnings resulting from the stock market declines during the 2000-2003 period.

Assessment Bonds. California Debt Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations

The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity’s general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Debt Obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Debt Obligations.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any Debt Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Special Risks with Respect to New York Money Fund

Some of the significant financial considerations relating to the New York Money Fund’s investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York (“AIS”) as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

Financial Disclosure for the State of New York

The State of New York’s most recently completed fiscal year began on April 1, 2004 and ended on March 31, 2005. The most recent published AIS was dated May 4, 2005, updated by the first quarterly update on August 8, 2005 and second quarterly update on November 2, 2005. The information of the State comes from the Department of Budget (“DOB”).

The State’s current fiscal year began on April 1, 2005 and ends on March 31, 2006. On March 8, 2005, the State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2005-06 fiscal year. On March 31, 2005, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for the 2005-06 fiscal year. Subsequently, on April 12, 2005, the Legislature enacted certain amendments to the 2005-06 Enacted Budget.

The State accounts for all of its spending and receipts by the fund in which the activity takes place, and the broad category or purpose of that activity. The State’s four major fund types include:

1) General Fund, which receives most of the State’s tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues;

2) Special Revenue Funds, which receive Federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose;

3) Capital Project Funds, which account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects; and

4) Debt Service Funds, which pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.

Special Considerations. Many complex political, social, and economic forces influence the State’s economy and finances, which may in turn affect the State’s Financial Plan. These forces may affect the State from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State’s control. The State’s Financial Plan (explained under “State Budget”) is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

As of the close of 2004-05, DOB projects balances in the State’s general reserves to guard against unbudgeted risks will total $1.5 billion. The reserves include $872 million in the Tax Stabilization Reserve Fund (“TSRF”) (the State’s “rainy day fund”), $601 million in a new fiscal stability reserve fund, and $21 million in the Contingency Reserve Fund (“CRF”) for litigation. To permanently improve the State’s reserve levels, the Governor has proposed legislation to increase both the maximum size of the State’s rainy day fund from 2 percent to 5 percent of General Fund spending, and the maximum annual deposits from two-tenths of 1 percent to five-tenths of 1 percent of spending. The TSRF is at its statutory maximum balance of 2 percent and can only increase as the size of the budget increases. Aside from the $21 million in the CRF, the current State’s Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, Federal disallowances, or other Federal actions that could adversely affect the State’s projections of receipts and disbursements.

The following provides some of the risks the State is continuing to monitor. The risks presented herein are not comprehensive. Accordingly, readers should refer to the AIS for a more complete review of present risks, including the status of school finance litigation, Native American land claims, and other actions affecting the State.

• The new Medicare prescription drug program is available to all Medicare beneficiaries beginning January 1, 2006. The Federal government now requires the states to finance a portion of this program. Each state’s payment will correspond closely to the spending it would have made on prescription drugs through Medicaid for those recipients who are eligible for both Medicaid and Medicare (“dually eligible”). For New York, the Medicare Part D program is particularly complicated because certain drugs now available to dually eligible individuals through Medicaid will not be covered under Part D, and must be fully financed by the State under Medicaid. The State estimates that Part D implementation could cost $72 million in the current year growing to roughly $400 million in 2006-07 and $500 million in 2007-08.

• An ongoing risk to the State’s Financial Plan arises from the potential impact of certain litigation and Federal disallowances now pending against the State, which could produce adverse effects on the State’s projections of receipts and disbursements. For example, the Federal government is currently auditing Medicaid claims submitted since 1993 under the School Supportive Health Services Program. At this point, these audits have not been finalized, and, as a result, the liability of the State and school districts for any disallowances cannot be determined. Federal regulations include an appeals process that could postpone repayment of any disallowances. The current Financial Plan assumes the Federal government will fully reimburse these costs. In addition, a portion of Federal Medicaid payments related to School Supportive Health Services have been deferred by the Federal Centers for Medicare and Medicaid Services pending finalization of audits. Since the State has continued to reimburse local school districts for these costs, these Federal deferrals, if not resolved, could negatively impact the Financial Plan. Alternatively, if the State suspends reimbursement, local governments could be adversely affected.

The Office of the Inspector General (“OIG”) of the Department of Health and Human Services is conducting six audits of aspects of New York State’s School Supportive Health Services program with regard to Medicaid reimbursement that cover $1.5 billion in claims submitted between 1990 and 2001. To date the OIG of the Department of Health and Human Services has issued three final audit reports, which cover claims submitted by upstate school districts for speech pathology and transportation services and New York City for speech pathology services. In these reports, OIG recommends that the State refund to the Centers for Medicare and Medicaid Services (“CMS”) $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, and $436 million of the $551 million in claims submitted for New York City speech pathology services. While CMS has not taken any action with regard to the recommended disallowances by OIG, CMS is deferring 25 percent of New York City claims and 9.7 percent of claims submitted by the rest of the State pending the completion of the audits. The State disagrees with the audit findings on several grounds and has requested that these be withdrawn.

• In December 2003, the State received partial Federal approval of the Medicaid State Plan Amendment necessary to make disproportionate share hospital payments over two years to public hospitals throughout the State, including the New York City Health and Hospitals Corporation (“HHC”), State University of New York (“SUNY”), and other State and county-operated hospitals. Although full payment for SUNY and State-operated hospitals was secured with the initial approval, the State continues to seek Federal approval of the balance of anticipated payments totaling roughly $1.3 billion for HHC and other county hospitals. Failure of the Federal government to approve these remaining payments in a timely manner will exacerbate the current adverse impact of these delays on the State’s health care financing system.

• As a result of Hurricanes Katrina and Rita and the related surge in energy prices, the State is expecting to pay more to supply heat and electricity to its buildings, including the Department of Corrections and Mental Hygiene facilities and the State University of New York (SUNY) campus, and to fuel its fleet of cars, including State Police and Transportation vehicles. The Governor has proposed a legislative package to promote greater energy efficiency and to mitigate the impact of higher energy costs. Similarly, the Legislature is evaluating a range of policy options to mitigate the impact of higher energy prices on businesses and households. The potential fiscal impact of these proposals is not reflected in the current Financial Plan.

• The State was involved in litigation challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield from a not-for-profit corporation to a for-profit corporation. The State is involved in litigation challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield from a not-for-profit corporation to a for-profit corporation. On June 20, 2005, the Court of Appeals ruled in favor of the State in this litigation. As a result, the State Comptroller has transferred the Empire proceeds received to date ($754 million) that were held in escrow pending resolution of the court to the Health Care Reform Act (“HCRA”) Resources Fund. On September 27, 2005, WellPoint and WellChoice (or Empire or Empire Blue Cross) announced that the two companies had agreed to merge. Under the merger, WellPoint will provide WellChoice stockholders a blend of cash and stock. As a result of this transaction, the New York Public Asset Fund, which owns about 52 million shares of WellChoice stock and is the State’s agent in the transaction, is expected to receive approximately $2 billion in cash in 2005-06, plus about 27 million shares of WellPoint common stock.

If the transaction closes during the first quarter of calendar 2006, HCRA would receive $2 billion in cash in 2005-06, or approximately $850 million more than originally planned. Other risks inherent in the current projections include the performance of the State and national economies, adverse judgments against the State, and changes in the level of Federal aid. The expected merger of WellChoice, Inc. and WellPoint, Inc. would eliminate the most significant known risk to the State’s 2005-06 Financial Plan.

In May 2005, the State Court of Appeals upheld the constitutionality of Video Lottery Terminals (“VLTs”). The ruling allows for the continued operation of VLTs and distinguishes VLTs from slot machines, which are not permitted under the New York State Constitution. This ruling ensures that the State will continue receiving revenues from VLTs, which have so far been implemented at five of the State’s racetracks. Four other racetracks have received authorization to operate VLTs, and are in various stages of implementation. The Financial Plan assumes that VLT revenues will be used to continue to finance the State’s SBE aid program. The SBE aid program is part of the State’s efforts to comply with a State Court of Appeals ruling that found that the school finance system failed to provide students in New York City with the opportunity for sound basic education aid programs (“SBE”), in violation of the State Constitution.

State Economy. The New York economy continues to expand. Recent above-trend national growth rates have helped to buttress the New York State economy, putting the State well on its way to a full recovery from the impact of the September 11 attack, and reversing several years where the State’s job base was in decline. Total New York non-farm employment is projected to grow 1.0 percent for 2005, with private sector job growth of 1.3 percent projected for the current year. The continued strengthening of the State economy will help to support the housing market in 2005, though the torrid pace of growth observed in 2004 is not expected to be sustained. With the pickup in equity market activity toward the end of 2004, the securities industry saw solid profit levels, though below those earned in 2003. Consequently, bonus growth for 2005 will fall short of the extraordinary growth experienced in 2004, offsetting the impact of higher employment growth on personal income and wages. Both New York personal income and its largest component, wages and salaries, are expected to grow 4.9 percent for 2005.

In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Rising interest rates tend to have a more negative impact on the New York economy than on the nation as a whole and, therefore, disproportionately affect New York. Higher energy prices and global instability also loom large as risks to equity market performance. A weaker financial market performance than expected could result in lower bonus payment growth than projected, though this impact would be largely felt during the first quarter of 2006. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, greater demand for financial market services and even stronger income growth in that sector than expected.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Services: The services industries include professional and business services, education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation.

Manufacturing: Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

Trade, Transportation & Utilities: The trade, transportation, and utilities sector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by income share. This sector accounts for slightly less employment and wages for the State than for the nation.

Financial Activities: New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes nearly one-fifth of total wages.

Agriculture: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities.

Government: Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

State Budget. The Executive Budget is the Governor’s constitutionally mandated annual submission to the Legislature which contains his recommended program for the forthcoming fiscal year. It projects disbursements and expenditures needed to carry out the Governor’s recommended programs and receipts and revenues expected to be available for such purpose. The recommendations contained in the Executive Budget serve as the basis for the State Financial Plan which is adjusted after the Legislature acts on the Governor’s submission. Under the State Constitution, the Governor is required each year to propose an Executive Budget that is balanced on a cash basis.

The State Financial Plan sets forth projections of State receipts and disbursements in the governmental fund types for each fiscal year and is prepared by the Director of the DOB, based initially upon the recommendations contained in the Executive Budget. After the budget is enacted, the State Financial Plan is adjusted to reflect revenue measures, appropriation bills and certain related bills enacted by the Legislature. It serves as the basis for the administration of the State’s finances by the DOB.

The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the Federal government or the State, obligations of certain Federal agencies that are not guaranteed by the Federal government, certain general obligations of other states, direct obligations of the State’s municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers’ acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities in which the State invests moneys held by funds administered within the State Treasury must mature within 12 years of the date they are purchased. Money impounded by the Comptroller for payment of Tax and Revenue Anticipation Notes may only be invested, subject to the provisions of the

State Finance Law, in (i) obligations of the Federal government, (ii) certificates of deposit secured by such obligations, or (iii) obligations of or obligations guaranteed by agencies of the Federal government as to which the payment of principal and interest is guaranteed by the Federal government.

In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97); $2.3 billion (1997-98); less than $1 billion (in each of the fiscal years 1998-99 through 2000-01); $6.8 billion (2002-03); $2.8 billion (2003-04) and $5 billion (2004-2005). The 2006 Financial Plan projects budget gaps of $2.9 billion in 2006-07 and $3.9 billion in 2007-08.

General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State’s largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

DOB reported a 2004-05 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the 2004-05 fiscal year with a balance of $1.2 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-05), the CRF ($21 million), and the Community Projects Fund (“CPF”) ($325 million).

General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State’s securitization of tobacco settlement payments in 2003-04.

All Funds. The State ended the 2004-05 fiscal year with an All Funds cash balance of $3.0 billion. Partially offsetting the $3.2 billion State Funds balance described above, the Federal Funds had a negative closing balance of $249 million, including $248 million in Federal capital projects funds and $1 million in Federal special revenue funds. The negative balance in the capital projects fund results from outstanding loans from the Short Term Investment Pool (“STIP”) used to finance capital projects costs prior to the receipt of bond proceeds.

All Funds receipts for 2004-05 totaled $100.6 billion, a decrease of $546 million from the February Financial Plan projections. The variance was primarily the result of lower-than-expected collections from Federal grants, partially offset by higher-than-expected receipts from miscellaneous receipts and taxes. All Funds disbursements for 2004-05 totaled $100.7 billion, a decrease of $514 million from the February Financial Plan projections. The decline in State Funds spending of $54 million, combined with a decline in Federal Funds spending of $460 million, account for the variance. In addition to the State Funds variance described above, Federal funds for education programs and World Trade Center reimbursement were revised downward.

All Funds spending totaled $100.7 billion in 2004-05, $3.3 billion (3.4 percent) higher than in 2003-04. The Federal component of All Funds spending grew by $703 million (2 percent) from 2003-04 levels. Significant areas of Federal growth included Medicaid and transportation, partially offset by lower spending in higher education and children and family services. Medicaid spending supported by Federal funds increased by $1 billion, primarily reflecting underlying program growth (inflation, caseload, etc.). Federal aid for transportation increased by $323 million, reflecting accelerated spending in transportation programs supported by Federal grants. Higher education spending decreased by $217 million, largely the result of Temporary Assistance for Needy Families (“TANF”) funding, used to finance the Tuition Assistance Program in 2003-04, no longer available in 2004-05. Federal spending for children and family services decreased by $195 million, largely attributable to an unusually high claiming pattern in 2003-04 for several of its programs. All other Federal spending decreases totaled $257 million.

While the current fiscal year is balanced, the magnitude of future budget gaps requires timely and aggressive measures to restore structural balance. The Governor is continuing implementation of a fiscal management plan that includes measures intended to reduce costs and generate recurring savings in the outyears. The State faces potential General Fund budget gaps of $2.5 billion in 2006-07, and $4.4 billion in 2007-08.

Since the Executive Budget, $1.4 billion in new resources have been identified to finance $1.4 billion in net additions for the General Fund budget in 2005-2006. The DOB revised its forecast for the budget gaps totals in the update to the May 4, 2005 AIS, with $2.9 billion in 2006-07, a decrease from the AIS of $263 million, and $3.9 billion in 2007-08, a decrease of $202 million from the AIS. In summary, the Enacted Budget authorized approximately $1.8 billion of the $2.8 billion in spending restraint proposed with the Executive Budget, including (a) roughly one-half of the $1.1 billion in proposed Medicaid provider and recipient cost containment and all $800 million in savings from financing certain Medicaid spending outside of the General Fund, (b) debt management initiatives to help reduce the growth in debt service costs ($150 million), and (c) mental hygiene savings ($250 million). Revenue actions net of tax cuts total $605 million, or $72 million above the $533 million proposed with the Executive Budget. Finally, $889 million in one-time actions are authorized in the budget, an increase of $33 million above the Executive proposal.

The Executive Budget for 2005-2006 presented a balanced General Fund Financial Plan that eliminated a projected budget gap of $4.2 billion. The Enacted Budget Financial Plan for 2005-06 is also balanced, the result of both new resources and the approval of roughly $3.3 billion of the $4.1 billion in Executive Budget gap-closing recommendations. Reserves have been increased to $1.5 billion. The Enacted Budget included nearly eighty percent of the $4.2 billion in gap-closing actions proposed in the 2005-06 Executive Budget. The Legislature also increased spending for several programs, including school aid. The additional costs were financed with additional resources identified since the time of the Executive Budget.

Personal Income Tax (“PIT”) net receipts for 2004-05 reached $27.997 billion, an increase of $352 million (1.5 percent) from 2003-04 due largely to a modestly improved economic environment and the second-year impact of the temporary three-year PIT increase enacted in 2003. The increase is partially offset by a $1.63 billion lower contribution from the refund reserve account. Net of refund reserve transactions, All Funds income tax receipts grew 8.8 percent over 2002-03 results.

General Fund PIT receipts are projected to increase from 2004-05. The increase is due to continued economic improvement in 2005 (stronger withholding and estimated tax payments), strong payments on 2004 tax liability (higher final returns and extensions offset slightly by an increase in refunds) and a smaller deposit into the PIT refund reserve account. This amount is offset by a larger deposit to the Revenue Bond Tax Fund (“RBTF”).

Presented below are the historical financial results for each of the three fiscal years ended prior to the recently completed fiscal year of 2004-05. Final historical financial results for 2004-05 will become available upon publication of the Annual Information Statement for fiscal year 2005-06.

2004-05 Fiscal Year. The closing fund balance excludes $1.3 billion on deposit in the refund reserve account at the end of the 2004-05 fiscal year, including $601 million in the new fiscal stability reserve fund. General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State’s securitization of tobacco settlement payments in 2003-04. General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-05, an increase of $1.6 billion from 2003-04. Medicaid, school aid, fringe benefits, and debt service were the main sources on annual growth.

DOB reported a 2004-2005 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the 2004-05 fiscal year with a balance of $1.2 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-05), the CRF ($21 million), and the CPF ($325 million). The closing fund balance excludes $1.3 billion on deposit in the refund reserve account at the end of the 2004-05 fiscal year, including $601 million in the new fiscal stability reserve fund. General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State’s securitization of tobacco settlement payments in 2003-04. General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-05, an increase of $1.6 billion from 2003-04. Medicaid, school aid, fringe benefits, and debt service were the main sources on annual growth.

2003-04 Fiscal Year. DOB reported a 2003-04 General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the 2003-04 fiscal year with a balance of $1.1 billion, which included dedicated balances of $794 million in the TSRF (after an $84 million deposit at the close of 2003-04), $21 million in the CRF, and $262 million in the CPF. The closing fund balance excludes $1.2 billion on deposit in the refund reserve account at the end of the 2003-04 fiscal year.

Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although 2003-04 year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State’s social services programs to a greater extent than anticipated in the Enacted Budget Financial Plan. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional Financial Plan costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

The State ended the 2003-04 fiscal year with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance described above, the Federal Funds had a closing balance of $321 million, including $480 million in Federal special revenue funds, partially offset by a negative balance in the Federal capital projects funds of $159 million. The fund balance in the special revenue funds partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). The negative balance in the Capital Projects Fund results from outstanding loans from STIP used to finance capital projects costs prior to the receipt of bond proceeds.

All Funds receipts for 2003-04 totaled $99 billion, a decrease of $75 million from the February Financial Plan (see below) projections. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for 2003-04 totaled $97.3 billion, a decrease of $977 million (1 percent) from the February Financial Plan projections. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance. In addition to the State Funds variance described above, Federal funds for welfare and Medicaid experienced transaction delays.

2002-03 Fiscal Year. In the revised Financial Plan dated February 28, 2003 (the “February Financial Plan”), the State projected a 2002-03 budgetary imbalance of $2.4 billion in the General Fund attributable primarily to a projected revenue shortfall of $2.2 billion. The State achieved $700 million in administrative savings during the year to reduce the imbalance to $1.7 billion. To help close the remaining projected 2002-03 imbalance, improve the State’s cash flow position, and reduce the projected budget gaps in 2003-04 and 2004-05, the Governor proposed selling a portion of the State’s future share of tobacco settlement payments to a statutorily created, bankruptcy-remote corporation. However, the State Legislature did not enact legislation authorizing the tobacco settlement sale during 2002-03. Therefore, to eliminate the remaining $1.7 billion imbalance in 2002-03 and maintain reserves at a level consistent with the February Financial Plan, the State implemented a contingency plan in which it deferred $1.9 billion in planned spending to 2003-04.

After these actions, the State ended the 2002-03 fiscal year with available General Fund cash resources of $1.01 billion. The General Fund cash balance at year-end totaled $815 million and the refund reserve account had $200 million in resources not budgeted for other purposes. The General Fund balance was comprised of $710 million in the TSRF, $20 million in the CRF to pay costs related to litigation against the State, and $85 million in the CPF, which pays primarily for legislative “member items.”

The closing balance excluded amounts on deposit in the refund reserve account. The State ended the 2002-03 fiscal year with $627 million on deposit in the refund reserve account, an increase of $200 million above budgeted levels. The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other Financial Plan objectives, including the movement of resources from one year to the next. Changes to the refund reserve affect the level of reported PIT receipts.

General Fund receipts and transfers from other funds totaled $37.4 billion in 2002-03, a decrease of $2.3 billion from the February Financial Plan forecast. The February Financial Plan had counted on $1.9 billion in revenues from the tobacco settlement sale. General Fund disbursements and transfers to other funds totaled $37.6 billion, a decrease of $2.2 billion from the February Financial Plan. The substantial decline resulted from the deferral of $1.9 billion in payments originally scheduled for 2002-03 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-03 (a decrease of $1.7 billion or 4 percent from 2001-02 results).

2001-02 Fiscal Year. The State ended its 2001-02 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-01 fiscal year. Of this balance, $710 million was held in the TSRF (after a deposit of $83 million in fiscal year 2001-02), $157 million in the CRF, $159 million in the CPF, and $5 million in the Universal Pre-kindergarten Fund. The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year.

General Fund receipts, including transfers from other funds, totaled $41.4 billion for the 2001-02 fiscal year, an increase of $1.26 billion (3.3 percent) over fiscal year 2000-01 results. Receipts results for fiscal year 2001-02 reflect refund reserve transactions that had the effect of reducing PIT receipts in the 2001-02 fiscal year and increasing them in the 2002-03 fiscal year. In comparison to the 2001-02 Financial Plan projected in January 2002 (the “January Financial Plan”), receipts were $1.3 billion lower than projected. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion, a decrease of $225 million from the January Financial Plan (the January Financial Plan also adjusted the refund reserve for a projected deposit of $1.13 billion for economic uncertainties). The decrease of $225 million in receipts reflected lower-than-expected personal income and business tax collections due from 2001 tax year liability.

General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.52 billion (3.8 percent) for the 2000-01 fiscal year. In comparison to the January Financial Plan, disbursements were $233 million lower than projected. A portion of the lower amount of spending was attributable to the timing of payments and these payments are expected to occur in the 2002-03 fiscal year.

Limitations on State Supported Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (“Debt Reform Act”) imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. Except as noted in the next sentence, the State Constitution also provides that general obligation bonds must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. However, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to 30 years.

The Debt Reform Act imposes phased-in caps on new debt outstanding and new debt service costs, limits the use of debt to capital works and purposes only, and establishes a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and will gradually increase until it is fully phased in at 5 percent in 2013-14.

The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Pursuant to the provisions of the Debt Reform Act, the most recent annual calculation of the limitations imposed by the Debt Reform Act was reported in the Financial Plan Update most proximate to October 31, 2004. On October 30, 2004, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding at March 31, 2004 at 1.55 percent of personal income and debt service on such debt at 0.84 percent of total governmental receipts, compared to the caps of 1.98 percent for each. DOB projects that debt outstanding and debt service costs for 2004-05 and the entire five-year forecast period through 2009-10 will also be within the statutory caps.

The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 15 percent of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15 percent of total outstanding State-supported debt.

As of March 31, 2005, State-supported debt in the amount of $40.7 billion was outstanding, resulting in a variable rate exposure cap and an interest rate exchange agreement cap of about $6.1 billion each. As discussed below, as of March 31, 2005, both the amount of outstanding variable rate instruments resulting in a variable rate exposure and interest rate exchange agreements are less than the authorized totals of 15 percent of total outstanding State-supported debt, and are projected to be below the caps for the entire forecast period through 2009-10.

All interest rate exchange agreements are subject to various statutory restrictions such as minimum counterparty ratings, monthly reporting requirements, and the adoption of interest rate exchange agreement guidelines. All the authorized issuers have adopted uniform guidelines as required by statute. As of March 31, 2005, the State expects to have approximately $2.09 billion in net variable rate exposure, including amounts reserved for LIBOR swaps (or about 9 percent of total State-

supported debt outstanding), and has entered into a total notional amount of $5.97 billion in interest rate exchange agreements (or about 14.7 percent of total State-supported debt outstanding). These ratios are expected to increase over the five-year projections but remain below the 15 percent limitations.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State’s authorities and public benefit corporations (“Authorities”). The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State.

State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the “Capital Plan”) with the Executive Budget, and update the Capital Plan by the later of July 30 or 90 days after the enactment of the State Budget. The Governor submitted the Capital Plan as part of the Executive Budget on January 18, 2005. The State expects to continue to use lease-purchase and contractual-obligation financing arrangements to finance its capital programs, and expects to finance many of these capital programs with State PIT Revenue Bonds. The Enacted Capital Plan projects that $2.8 billion of State PIT Revenue Bonds, $163 million of SUNY Dormitory Facilities Revenue Bonds, $203 million of Mental Health Facilities Improvement Revenue Bonds and $21 million of Department of Health Revenue Bonds will be issued in 2005-06. The Enacted Capital Plan also reflects the issuance of $3.7 billion of Dedicated Highway and Bridge Trust Fund Bonds, including the anticipated issuance of about $3 billion of bonds to restructure outstanding bonds to more closely align the principal amortization schedule with the underlying useful lives of the projects financed.

In 2001, legislation was enacted to provide for the issuance by certain State authorities of State PIT Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State PIT Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

The legislation provides that 25 percent of PIT receipts (excluding refunds owed to taxpayers and deposits to School Tax Relief program (“STAR”) be deposited to the RBTF for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25 percent of annual PIT receipts or $6 billion.

The State issued its first State PIT Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002. As of March 31, 2005, approximately $4.5 billion of State PIT Revenue Bonds have been issued and outstanding.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation (“LGAC”) to restructure the way the State makes certain local aid payments.

On January 13, 1992, S&P reduced its ratings on the State’s general obligation bonds from A to A- and, in addition, reduced its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State’s general obligation bonds from A- to A and revised its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State’s outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State’s long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State’s long-term general obligations.

On January 6, 1992, Moody’s reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody’s reconfirmed its A rating on the State’s general obligation long-term indebtedness. On March 20, 1998, Moody’s assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody’s affirmed its A2 rating with a stable outlook to the State’s general obligations. In June 2000, Moody’s revised its outlook on the State’s general obligations from stable to positive. On December 6, 2002, Moody’s changed its outlook on the State’s general obligation bonds from stable to negative but retained its A2 rating. As of July 5, 2005, the State was upgraded to A1.

On June 5, 2003, Fitch Ratings assigned its AA- rating on New York’s long-term general obligations.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2005-06 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its AIS.

Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State’s Medicaid policies, including its rates, regulations and procedures; (3) a challenge to the Governor’s application of his constitutional line item veto authority; (4) a challenge to the funding for New York City public schools; (5) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor; and (6) the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2005-06 Financial Plan. The State believes that the 2005-06 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2005-06 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2005-06 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2005-06 Financial Plan.

On November 23, 1998, the attorneys general for 46 states (including New York) entered into a master settlement agreement (“MSA”) with the nation’s largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

In Freedom Holdings Inc. et al. v. Spitzer et al., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 MSA that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an “output cartel” in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants’ motion to dismiss the complaint for failure to state a cause of action. In an opinion decided January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges MSA itself (as well as other related State statutes) primarily on preemption grounds, and plaintiffs currently are seeking preliminary injunctive relief. On

September 14, 2004, the District Court denied all aspects of plaintiffs’ motion for a preliminary injunction, except that portion of the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction.

In Campaign for Fiscal Equity, Inc. et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the State’s method of providing funding for New York City public schools. Plaintiffs sought a declaratory judgment that the State’s public school financing system violates article 11, section 1 of the State Constitution and Title VI of the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the Federal and State constitutions and Title VI of the Federal Civil Rights Act of 1964. It reversed dismissal of the claims under article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.

By decision dated January 9, 2001, following trial, the trial court held that the State’s education funding mechanism does not provide New York City students with SBE as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court’s decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

On June 26, 2003, the State Court of Appeals ruled that the State’s financing system for New York City schools was unconstitutional. On July 6, 2005, the Court of Appeals denied the plaintiffs’ motions for reargument in both cases. The Court of Appeals found that the system denied students in New York City schools a sound basic education, which it generally described as the “opportunity for a meaningful high school education, one which prepares them to function productively as civic participants.” The Court of Appeals directed the State to implement a remedy by July 30, 2004. Most recently, the Commission on Educational Reform issued a report that identified a “resource gap” of between $2.5 billion and $5.6 billion to provide all students with SBE. The 2004-05 Executive Budget proposes an additional $100 million in General Fund support to New York City on a school year basis for this purpose and reserves all VLT revenues to provide SBE funding while the Governor’s Commission on Educational Reform outlines a series of options for the State to consider. On a fiscal year basis, the VLT revenues are projected to increase from $240 million in 2004-05 to $950 million in 2005-06 to $1.3 billion in 2006-07, and ultimately to over $2 billion annually.

In Local Government Assistance Corporation et al. v. Sales Tax Asset Receivable Corporation and The City of New York (Supreme Court, Albany County), the petitioners challenge, inter alia, the constitutionality of Public Authorities Law section 3238-a, which requires LGAC to annually transfer $170 million to The City of New York. Section 3238-a was enacted in 2003 as part of legislation (Part A4 of Chapter 62 and Part V of Chapter 63 of the Laws of 2003) authorizing the refinancing of debt incurred by the Municipal Assistance Corporation (the “MAC Refinancing Act”). By decision and order dated September 17, 2003, the court held that the MAC Refinancing Act was constitutional. Petitioners have appealed from the decision and order to the Appellate Division, Third Department. By decision and order entered August 27, 2003, the Appellate Division, Third Department granted a preliminary injunction restraining defendants, inter alia, from issuing any bonds pursuant to the MAC Refinancing Act pending appeal.

By memorandum and order entered March 4, 2004, the Appellate Division, Third Department, held that, to the extent that Public Authorities Law section 3240 exempted payments made pursuant to Public Authorities Law 3238-a from the necessity of annual legislative appropriations, it violated the provisions of article VII, section 11 of the New York State Constitution. The Appellate Division then severed the offending portion of section 3240 and upheld the constitutionality of the remainder of the MAC Refinancing Act. Both parties have appealed from the March 4, 2004 memorandum and order to the Court of Appeals.

There are numerous cases in which nursing homes have challenged the statutory provisions setting the reimbursement methodology pursuant to which they receive Medicaid payments, including New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke’s Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

In a decision dated June 3, 2003, involving seven consolidated cases (Matter of St. James Nursing Home v. DeBuono), the Supreme Court, Albany County, partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with State Plan Amendment 95-23. The court dismissed petitioners’ claims as to the Medicaid rates associated with State Plan Amendments 95-24 and 96-24. The State has appealed from this decision.

In New York Association of Homes and Services for the Aging v. DeBuono, et al., the United States District Court for the Northern District of New York dismissed plaintiffs’ complaint by order dated May 19, 2004. Plaintiffs have appealed to the Second Circuit Court of Appeals. Several related State Court cases involving the same parties and issues have been held in abeyance pending the result of the litigation in Federal Court.

In Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello, the Supreme Court, Erie County, dismissed the petition by decision, order and judgment dated December 22, 2004. Petitioners have appealed to the Supreme Court, Appellate Division, Fourth Department.

In related cases, New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., Valley Health Services v. State and Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek judgments declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, amendments to Public Health Law § 2907-d, enacted as part of Chapter 1 of the Laws of 2002, also known as the Health Care Workforce Recruitment & Retention Act of 2002, or “HCRA 2002,” which impose a 6 percent assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Court granted summary judgment to defendants dismissing the Sitrin case. Plaintiffs have appealed from this decision, but subsequently withdrew their appeal. Therefore, this case is concluded.

In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the “public asset fund” to be used for the purpose set forth in § 7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002.

By decision dated February 28, 2003, the Supreme Court, New York County, granted the defendants’ motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs’ motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint. By decision dated October 1, 2003, the court denied defendants’ motions to dismiss, except for the motions to dismiss brought by the individually named members of the board of directors of Empire Healthchoice, Inc. The court also declined to vacate the temporary restraining order directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account. Plaintiffs have appealed from the February 28, 2003 decision. The defendants have appealed from the October 1, 2003 decision.

By decision and order dated May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff’s original complaint but also affirmed the denial of defendants’ motion to dismiss the amended claim. The State, the other defendants and the plaintiffs moved in the Appellate Division, First Department, for leave to appeal to the Court of Appeals. On October 12, 2004, the First Department granted leave to appeal. By decision dated June 20, 2005, the Court of Appeals dismissed all of plaintiff’s claims. On July 7, 2005, a judgment was entered in favor of defendants in Supreme Court, New York County. Prior to November 2, 2005, the time in which plaintiffs may seek any further appeals expired.

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants’ answers. By decision dated October 20, 2003, the District Court denied the State’s motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution. A bill that would implement the terms of the Haudenosaunee-Mohawk settlement agreement has been passed by the New York State Assembly and awaits action by the New York State Senate. On August 12, 2005, the District Court stayed all further proceedings in this case until February 15, 2006 subject to possible extension.

On November 29, 2004, the plaintiff tribal entities, with one exception, approved a settlement proposed by the State, which would require enactment of State and Federal legislation to become effective. The plaintiff tribal entity that did not approve the proposed settlement on November 29, 2004, subsequently expressed its approval.

In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the Federal government’s motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest.

The State has appealed from the judgment to the United States Court of Appeals for the Second Circuit. Following argument of the appeal, the Second Circuit requested that the parties brief the Court on the impact of the decision of the United States Supreme Court in City of Sherrill v. Oneida Indian Nation of New York, et al., a case to which the State is not a named party, in which the United States Supreme Court has held that parcels of land recently acquired by the Oneida Indian Nation of New York within the 1788 reservation boundaries are subject to local property taxation. On October 1, 2004, the State filed an action in the District Court for the Northern District Court under the Federal Tort Claims Act, seeking contribution from the United States toward the $248 million judgment and post-judgment interest. On June 28, 2005, the Second Circuit held that plaintiffs’ possessory land claim is subject to the defense of laches and is barred on that basis. The Second Circuit Court reversed the judgment of the District Court and entered judgment for defendants. On September 8, 2005 the Second Circuit denied plaintiff’s motion for reconsideration and en banc review.

Settlements were signed on by the Governor of the State with the Chief of the Seneca-Cayuga Tribe of Oklahoma on November 12, 2004 and with the Cayuga Indian Nation of New York on November 17, 2004 which would, in part, require enactment of State and Federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. These agreements provide for differential payments to be made to the plaintiff tribes, based upon the outcome of the appeal now pending in the Second Circuit. No legislation was enacted by September 1, 2005 and no extension of time was agreed upon.

In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands allegedly constituting the aboriginal territory of the Onondaga Nation within the State are the property of the Onondaga Nation and the Haudenosaunee, or “Six Nations Iroquois Confederacy,” and that conveyances of portions of that land pursuant to treaties during the period 1788 to 1822 are null and void. The “aboriginal territory” described in the complaint consists of an area or strip of land running generally north and south from the St. Lawrence River in the north, along the east side of Lake Ontario, and south as far as the Pennsylvania border, varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse. On October 28, 2005, the District Court stayed all further proceedings in this case until it is known whether the plaintiffs in the Cayuga Indian Nation of New York case will ask the United States Supreme Court to review the Second Circuit’s June 28, 2005 decision. Proceedings in this case will be stayed until the Supreme Court either declines to review the Second Circuit’s decision or issues an opinion in that case.

In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their claim of ownership of certain islands in the Niagara River and the New York State Thruway right of way where the Thruway crosses the Cattaraugus reservation in Erie and Chautauqua Counties. By order dated November 17, 1999, the District Court confirmed the July 12, 1999 magistrate’s report, which recommended granting the State’s motion to dismiss that portion of the action relating to the Thruway right of way and denying the State’s motion to dismiss the Federal government’s damage claims. By decision and order dated June 21, 2002, the District Court granted summary judgment to defendants dismissing that portion of the action relating to the islands in the Niagara River. A judgment entered June 21, 2002 dismissed all aspects of this action. Plaintiffs appealed from the judgment to the U.S. Court of Appeals for the Second Circuit. By decision dated September 9, 2004, the Second Circuit affirmed the judgment of the District Court. Plaintiffs have petitioned the Second Circuit for rehearing en banc. On July 8, 2005, the Second Circuit denied the United States’ motion for rehearing en banc.

On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within the affected 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.

In a decision dated March 29, 2002, the District Court granted, in part, plaintiffs’ motion to strike the State’s defenses and counterclaims. The defenses that were dismissed may not be asserted as to liability, but may still be asserted with respect to damages. The District Court also denied the State’s motion to dismiss for failure to join indispensable parties. On December 7, 2004, settlement agreements were signed between the State, the Oneidas of Wisconsin and the Stockbridge-Munsee Tribe, which contemplated the extinguishment of all Oneida and other Indian claims in the tract at issue in this litigation. Although the agreements provided for monetary payment, transfers of lands and other consideration to non-signatory tribal plaintiffs, these agreements were not signed by the United States, the Oneidas of New York, the Oneidas of the Thames Band or the New York Brothertown. The settlement agreements required the passage of State and Federal legislation by September 1, 2005 in order to become effective, unless the parties agreed to an extension of time. No such legislation was enacted and no extension of time was agreed upon. On August 18, 2005, the District Court stayed all further proceedings in this case until it is known whether the plaintiffs in the Cayuga Indian Nation of New York case will ask the United States Supreme Court to review the Second Circuit’s June 28, 2005 decision.

Proceedings in this case will be stayed until the Supreme Court either declines to review the Second Circuit’s decision or issues an opinion in that case.

In Dalton, et al. v. Pataki, et al. and Karr v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, which respectively authorize (1) the governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of VLTs at certain race tracks in the State and (3) the Division of the Lottery to enter into a joint, multi-jurisdiction and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of Chapter 383.

By opinion and order entered July 7, 2004, the Appellate Division, Third Department, upheld the constitutionality of tribal-state compacts and the joint, multi-jurisdiction and out-of-State lottery. The Appellate Division held that the statute authorizing the Division of the Lottery to license the operation of VLTs at certain racetracks in the State violated the provisions of the State Constitution that require the net proceeds of State-operated lotteries be applied exclusively to or in aid or support of education in this State as the Legislature may prescribe. The State, certain other defendants, and the plaintiffs in both Dalton, et al. v. Pataki, et al. and Karr v. Pataki, et al. have appealed to the Court of Appeals from this order. In an opinion dated May 3, 2005, the Court of Appeals modified the July 7, 2004 opinion and order and declared parts B, C and D of Chapter 383 of the Laws of 2001 constitutional. On July 6, 2005, the Court of Appeals denied the plaintiffs’ motions for reargument in both cases.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. As of December 31, 2004, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $120.4 billion, only a portion of which constitutes State-supported or State-related debt.

New York City and Other Localities. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city’s ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

The City regularly produces Official Statements in connection with the issuance of its bonds and notes. Copies of these are required to be filed with and are available from the nationally recognized municipal securities information repositories. Reference is made to such Official Statements for information about the City. The information about the City which is included herein is not a summary and is necessarily incomplete.

New York City Fiscal Budget: The 2006 Executive Budget is $49.7 billion. This is the twenty-sixth consecutive budget which is balanced under generally accepted accounting principles (“GAAP”). For fiscal year 2005 an operating surplus of $3,271 million is projected, which will be used to help balance the 2006 Executive Budget. The Executive Budget and Financial Plan include $3,271 million of discretionary transfers and prepayments in 2005, reflecting discretionary transfers of $1,704 million to the budget stabilization account and $88 million in lease debt service due in fiscal year 2006, subsidy prepayments of $208 million to the Transit Authority, $172 million to the HHC and $152 million to the Library Systems, and a Miscellaneous Budget grant of $947 million to the Transitional Finance Authority in fiscal year 2005, which increases PIT revenue by $947 million in fiscal year 2006. The 2005 forecast provides for a general reserve of $40 million to offset any adverse changes, which may surface during the remainder of the fiscal year or during the audit of the operating results. Savings from State actions of $317 million and requests for Federal assistance of $50 million are assumed in the budget. The 2006 budget provides for a general reserve of $300 million.

The City of New York’s Financial Plan for 2006 through 2009 (the “Financial Plan”) fiscal years projects that the 2006 fiscal year will end balanced in accordance with GAAP and projects budget gaps of $4.5 billion, $4.5 billion and $3.9 billion in fiscal years 2007 through 2009, respectively, after implementation of a gap-reduction program. The City’s Financial Plans have normally projected significant budget gaps in the later years of such plans.

Since June 2004, expenses have increased by $1.9 billion, $2.1 billion and $2.6 billion in 2006 through 2008, respectively. Major projected increases include pension and fringe benefit costs of $742 million, $550 million and $457 million in 2006 through 2008, forecasted Medicaid cost increases of $184 million, $334 million, $508 million and $699 million in 2005 through 2008, and a shortfall in anticipated savings from State actions in 2005 of $201 million, $196 million, $94 million and $77 million in 2005 through 2008 respectively. Funding of $100 million, $350 million and $625 million in 2006, 2007 and 2008 has been budgeted for the next round of collective bargaining. All other spending increases by $232 million, $528 million, $373 million and $386 million in 2005 through 2008. In addition, prior year’s expenses have been reduced in fiscal year 2005 by $200 million and the General Reserve has been reduced by $260 million. Gap closing actions totaling $508 million, $692 million, $517 million and $744 million in 2005 through 2008 respectively are assumed in the budget and four year financial plan from agency actions, State and Federal actions, offset by the tax reduction program.

In response to the City’s fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (“NYC MAC”) to provide financing assistance to the City; the New York State Financial Control Board (the “Control Board”) to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York (“OSDC”) to assist the Control Board in exercising its powers and responsibilities. A “control period” existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

For each of its 1981 through 2004 fiscal years, the City has achieved balanced operating results in accordance with the applicable GAAP after discretionary and other transfers. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year. Although the audit of 2005 fiscal year is not yet completed, it is expected that the 2005 fiscal year will be the same.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year, the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

The City’s general obligations bonds currently are rated “A1” by Moody’s, “A+” by S&P and “A+” by Fitch, Inc. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.

Currently, the City and certain of its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City’s Financial Plan. The City’s Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the September 11, 2001 World Trade Center attack) and changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

For the 2000-01 and 2001-02 fiscal years (ending June 30), the City had operating surpluses of $2.9 billion and $686 million, respectively, before discretionary and other transfers, and achieved balanced operating results after discretionary and other transfers, in accordance with GAAP. Prior to its gap-closing program, the City projected a $4.8 billion budget gap for fiscal year 2003, and even larger gaps in subsequent years.

On April 15, 2003 the City released the Executive Budget for the fiscal year 2003-04 and, primarily as a result of the continued decline in the tax revenue forecast and added costs arising from the State’s Executive Budget (published after the January preliminary budget) the budget gap was projected to be $3.8 billion in fiscal year 2003-04. The plan anticipated closing this budget gap through a $600 million gap-closing program, State actions totaling $2.7 billion (including a request for restoration of executive budget cuts, PIT reform and other State legislative proposals), $1 billion contingency plan if the State failed to act on these proposals, a streamlining of the delivery of social services saving $75 million, a Federal program worth $200 million and $200 million in revenue as part of the phased-in payment for the airport leases.

On June 30, 2003, the City submitted the June 2003 Financial Plan, which projected revenues and expenditures for the 2002-03 and 2003-04 fiscal years balanced in accordance with GAAP, after discretionary and other transfers. The June 2003 Financial Plan reflected changes since the June 2002 Financial Plan, as subsequently modified by the Financial Plans submitted on November 18, 2002, January 31, 2003 and April 23, 2003.

Compared to the June 2002 Financial Plan, the June 2003 Financial Plan prior to implementation of the tax increase program, projected significantly lowered tax revenues due to a continued weak economy, which has resulted in lower wage earnings and lower corporate earnings, and reflects other revised forecasts, such as higher pension costs.

The City’s June Financial Plan, which incorporated the enacted budget for 2002-03, included gap-closing actions of $4.8 billion to balance the 2002-03 budget. The gap-closing program included resources from agency actions and anticipates actions to be taken by the Federal and State governments and the municipal unions. The 2002-03 budget also included $1.5 billion in bond proceeds from the Transitional Finance Authority (“TFA”) to mitigate a portion of the lost tax revenues related to the September 11th attack on the World Trade Center. The financial plan did not include wage increases for any City employees beyond the current round of collective bargaining.

The June 2003 Financial Plan included a program to close a budget gap of $8.1 billion in fiscal year 2003-04. The gap-closing program included in the June 2003 Financial Plan reflected the implementation of an 18.49 percent property tax increase, an increase in PIT rates, both effective January 1, 2003, an enacted increase in the City portion of the sales tax by one-eighth percent for two years, commencing in June 2003 and a program to reduce agency expenditures and increase agency revenues by $950 million in fiscal year 2002-03 and $2.1 billion in fiscal year 2003-04. The June 2003 Financial Plan also assumed retroactive and ongoing payments for the Port Authority of New York and New Jersey for airport leases. As a result of the 2003-04 fiscal year State Budget that was enacted in May 2003, the June 2003 Financial Plan included State Assistance in the amount of $2.7 billion. Included in the $2.7 billion of State Assistance, the June 2003 Financial Plan assumed the saving of $500 million from refinancing debt of NYC MAC by a local development corporation with funds provided by the State pursuant to State legislation. The Governor has stated that he believes such legislation is unconstitutional.

On August 13, 2003, LGAC, its Chairperson, the DOB and its Director sued the City and the Sales Tax Asset Receivable Corporation (“STAR Corp.”) seeking to prevent the issuance of bonds by STAR Corp., the local development corporation expected to finance the cost of debt service on NYC MAC debt otherwise payable from City sales tax revenue. STAR Corp. debt is expected to be paid from the annual payment of $170 million from LGAC, which the City would assign to STAR Corp. The State Supreme Court granted the City’s and STAR Corp.’s motion for summary judgment. Plaintiffs appealed that decision to the State Appellate Division which had previously issued a preliminary injunction preventing STAR Corp. from issuing its bonds pending appeal. A subsequent decision by the State Appellate Division has been appealed by both parties to the Court of Appeals. The outcome of this litigation cannot be predicted with certainty. If the $500 million in annual savings in NYC MAC debt service for fiscal years 2004 through 2008 from the STAR Corp. financing is not available to the City, the City would be forced to reduce expenditures or increase revenues to maintain balanced operating results for fiscal year 2004 and would be faced with larger than forecasted budget gaps in the subsequent years of the Financial Plan.

The Financial Plan does not make any provision for wage increases, other than the pay increases for the 2000-02 round of bargaining and pay increases to be funded by productivity initiatives. It is estimated that each one percent wage increase for all City employees for subsequent contract periods would cost approximately $212 million annually (including benefits). The City Comptroller and others have issued reports identifying various risks. In addition, the economic and financial condition of the City may be affected by various financial, social, economic, geo-political and other factors which could have a material effect on the City.

On October 3, 2003, the City’s Office of Management and Budget directed City agencies to detail how they would sustain a three percent reduction in City-funded expenditures, with the goal of achieving budgetary savings of $300 million in fiscal year 2004.

On October 15, 2003, the Mayor and the Governor announced that the City and the Port Authority of New York and New Jersey (the “Port Authority”) had reached an agreement to extend the current lease on John F. Kennedy International and LaGuardia airports through 2050. The agreement secures a minimum upfront payment to the City of approximately $700 million and a minimum annual rent payment of $93.5 million. The upfront payment, which consists of an approximately $500 million lump sum payment and the annual rent payments for 2002 and 2003, is expected to be received late in fiscal year 2004 or in fiscal year 2005. This agreement is subject to the approval of the Port Authority Board and other closing conditions.

The City has recognized $2.7 billion in State assistance as a result of the fiscal year 2003-04 State Budget that was enacted in May 2003.

On February 12, 2004, the OSDC issued a report that concluded that New York City had overcome its most serious fiscal challenge since the 1970s, and that despite the budget risks cited in the report, New York City will end FY 2004 with a substantial budget surplus and should have little difficulty balancing the FY 2005 budget because it can draw upon reserves and other resources if needed. The report cautioned that continued progress toward recurring budget balance will depend upon sustained economic improvement, an affordable labor agreement, and a reduction in the projected growth in nondiscretionary spending.

For June 2005, the OSDC issued a report that expenditures during fiscal years 2006 through 2008 are projected to exceed the June 2004 estimates by $1.7 billion, $2 billion, and $2.5 billion, respectively. Although the impact in FY 2006 should be mostly offset by higher-than-anticipated revenues, the unexpected spending caused the budget gaps to widen by $468 million in FY 2007 and by $1.3 billion in FY 2008.

New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City’s economic base.

The projections set forth in the City’s Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City’s infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, actions were taken to increase the City’s capital financing capacity by enabling financings to benefit the City, which do not count against the City’s Constitutional debt limit. These include the creation of the TFA in 1997 and the Tobacco Settlement Asset Securitization Corporation in 1999. Such actions, combined with the City’s remaining capacity, have enabled the City to project that it has sufficient financing capacity to complete its current Ten-Year Capital Strategy, which extends through fiscal year 2015.

The City Comptroller, OSDC, the Control Board and other agencies and public officials from time to time issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. These reports are generally available at websites maintained by the City Comptroller, OSDC, the Control Board and others. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State’s projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held in the Trust’s portfolios under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holding descriptions); (ii) the Trust or BIMC, as investment adviser and administrator, or PFPC, as sub-administrator, may disclose the Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to BIMC or PFPC or the auditors, custodian and legal counsel, or to a rating or ranking organization, or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive quarterly reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous quarter, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks.

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond or in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Fund may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest of which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

*            *            *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, the issuers of tax-exempt securities issued by governments or political subdivisions of governments, or their agencies or instrumentalities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

Information on how to purchase and redeem each Fund’s shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Plus Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
			Interested Trustees
Ralph L. Schlosstein* Age: 54	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; The Public Theater; The James Beard Foundation; Board of Advisors, Marujupu LLC.	67	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman, Anthracite Capital, Inc.

Paul L. Audet Age 52	Trustee	Since 2005	Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
			Disinterested Trustees
G. Nicholas Beckwith, III Age: 60	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC; Chairman, President and Chief Executive Officer, Beckwith Machinery Company (until October 2005); Chairman of the Board of Directors, University of Pittsburgh Medical Center Health System; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; UPMC Rehabilitation Hospital; Member: Brown University President’s Leadership Council; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Shadyside Academy; and Beckwith Family Foundation.	10

Jerrold B. Harris Age: 64	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College; Director, BlackRock-Kelso Capital Corp.	10	.

Rodney D. Johnson Age: 64	Trustee and Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

Joseph P. Platt, Jr. Age: 58	Trustee	Since 1999	Partner, Amarna Partners (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); Director and Executive Vice President, Johnson & Higgins; Director, Greenlight Re (reinsurance company).	10

Robert C. Robb, Jr. Age: 60	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank; former Director, Brinks, Inc.	10

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Kenneth L. Urish Age: 55	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; AlphaSource Procurement Systems, LP.	10

Frederick W. Winter Age: 60	Trustee	Since 1999	Professor and Dean Emeritus, Joseph M. Katz School of Business – University of Pittsburgh (since 1997).	10	Director, Alkon Corporation (1992-present); Director, Indotronix International (2004-present); Director, Tippman Sports (2005- present).

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers

William McGinley BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Age 38	Treasurer	Since May 2005	Managing Director, BlackRock Advisors, Inc. (since 2004); Partner, PricewaterhouseCoopers LLP (1998 to 2004); Treasurer, BlackRock Liquidity Funds (since May 2005).

Ellen L. Corson PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809 Age: 41	Assistant Treasurer	Since 2001	Senior Director and Vice President of Fund Accounting and Administration, PFPC Inc. (since 2003); Vice President and Director of Mutual Fund Accounting and Administration, PFPC Inc. (1997 to 2003).

Brian P. Kindelan BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Age: 46	Secretary	Since March 2005	Managing Director, BlackRock Advisors, Inc. (since 2005); Director, BlackRock Advisors, Inc. (2001-2004); Vice President, BlackRock Advisors, Inc. (1998-2000); Senior Counsel, BlackRock Advisors, Inc. (since 1998).

Edward B. Baer BlackRock Inc. 40 E. 52nd Street New York, NY 10022 Age: 37	Assistant Secretary	Since March 2005	Director and Senior Counsel, BlackRock, Inc. (since 2004); Associate, Willkie Farr & Gallagher LLP (law firm) (2000 to 2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995 to 2000).

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 46	Assistant Secretary	Since March 2005	Partner, Drinker Biddle & Reath LLP (law firm).

Bartholomew A. Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 46	Chief Compliance and Anti- Money Laundering Officer	Since September 2004	Managing Director, BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer, BlackRock, Inc. (since 2004); Director, BlackRock, Inc. (1998-2003).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment adviser.
*	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock. Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.

The Trust’s Board has an Audit Committee, a Governance Committee and a Nominating Committee. The Audit Committee, which consists of Messrs. Urish, Harris and Platt, provides assistance to the Board in fulfilling its legal and fiduciary obligations with respect to matters involving the accounting, auditing, financial reporting and internal control functions of the Trust. This includes supervising the Trust’s independent auditors, Deloitte & Touche LLP. The Audit Committee met four times during the Trust’s fiscal year ended October 31, 2005. The Trust’s Governance Committee is comprised of Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act). Its purpose is, among other things: (i) to act as liaison between the Trust and its service providers; (ii) to establish and review fund governance polices and practices; and (iii) to consider and vote on matters requiring the approval of the Trust’s disinterested Trustees. The Governance Committee met four times during the Trust’s fiscal year ended October 31, 2005. The Nominating Committee, which consists of Messrs. Beckwith, Robb and Winter, all of whom are disinterested Trustees, is responsible for considering candidates for election to the Trust’s Board in the event a position is vacated or created. In connection with the identification, selection and nomination of candidates to the Board of Trustees, the Nominating Committee evaluates the qualifications of candidates for Board membership and their independence from the Adviser and other principal service providers. The Nominating Committee considers the effect of any relationships beyond those delineated in the 1940 Act that might impair independence (e.g., business, financial or family relationships with the Adviser or other service providers). Persons selected to serve as independent trustees must not be “interested persons” of the Trust as defined by the 1940 Act. Specific qualifications shall be based on the needs of the Board at the time of the nomination. The Nominating Committee will consider nominees recommended by the Trust’s shareholders. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary. The Committee assesses shareholder nominees in the same manner it reviews its own nominations. The Nominating Committee did not meet during the Trust’s fiscal year ended October 31, 2005.

The following table provides certain information about the fees received by the Trustees of the Trust and the Chief Compliance Officer for the fiscal year ended October 31, 2005.

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Trust and Trust Complex
		Interested Trustees
Ralph L. Schlosstein, Trustee, Chairman and President[1]	N/A	N/A	N/A	N/A

Paul Audet[1],[2]	N/A	N/A	N/A	N/A
		Disinterested Trustees
G. Nicholas Beckwith, III, Trustee and Chairman of the Nominating Committee	$66,000	N/A	N/A	$66,000
Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	$71,000	N/A	N/A	$71,000

[1]	This Trustee is considered by the Trust to be an “interested person” of the Trust as defined by the 1940 Act.
[2]	Mr. Audet did not serve as a Trustee during the fiscal year ended October 31, 2005.

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part Of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Trust and Trust Complex
Rodney D. Johnson, Trustee and Chairman of the Governance Committee	$76,000	N/A	N/A	$76,000
Joseph P. Platt, Jr., Trustee	$66,000	N/A	N/A	$66,000
Robert C. Robb, Jr., Trustee	$66,000	N/A	N/A	$66,000
Kenneth L. Urish, Trustee and Chairman of the Audit Committee	$66,000	N/A	N/A	$66,000
Frederick W. Winter, Trustee	$66,000	N/A	N/A	$66,000
		Executive Officers
Bartholomew A. Battista, Chief Compliance and Anti-Money Laundering Officer	$156,108	N/A	N/A	$368,547

Beckwith Machinery Company, of which Mr. Beckwith was, until October 7, 2005, President and Chief Executive Officer, engaged in machinery and service sales transactions with PNC Leasing that totaled approximately $130,000 and $245,000 during the calendar year ended December 31, 2004 and for the period January 1, 2005 though October 7, 2005, respectively. For both years, these transactions represented less than 0.1% of Beckwith Machinery Company’s overall sales. PNC Leasing is a subsidiary of PNC, which is the indirect majority-owner of BlackRock. BlackRock is the parent of the Trust’s Adviser.

Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Trust. Except for Mr. Battista, no employee of BDI, BIMC, PFPC or PNC receives any compensation from the Trust for acting as an officer or Trustee of the Trust. The Trust compensates Mr. Battista for his services as its Chief Compliance Officer. The Trust also pays a portion of the compensation of certain members of the staff of the Chief Compliance Officer.

The Trustees beneficially owned shares of the Funds as of December 31, 2005, with values within the ranges indicated in the following chart:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustees
Ralph L. Schlosstein, Trustee, Chairman and President	none	$1 - $10,000
Paul Audet	none	none
Disinterested Trustees
G. Nicholas Beckwith, III, Trustee and Chairman of the Nominating Committee	none	none
Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	none	none
Rodney D. Johnson, Trustee and Chairman of the Governance Committee	none	none
Joseph P. Platt, Jr., Trustee	none	none
Robert C. Robb, Jr., Trustee	none	none

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kenneth L. Urish, Trustee and Chairman of the Audit Committee	none	none
Frederick W. Winter, Trustee	none	none

As of             , 2006, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate.

Management Services

BIMC provides both investment advisory and administration services to the Trust under a management agreement dated             , 2006 (the “Management Agreement”). The advisory services provided by BIMC under the Management Agreement are described under the “Portfolio Transactions” section above and in the Funds’ Prospectuses.

The administrative services provided by BIMC under the Management Agreement will be as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BIMC to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator,” BIMC has engaged PFPC, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess

of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess

of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A

.175% of the first $1 billion*

.150% of the next $1 billion*

.125% of the next $1 billion*

.100% of the next $1 billion*

.095% of the next $1 billion*

.090% of the next $1 billion*

.085% of the next $1 billion*

.080% of amounts in excess of $7
billion.*

Calculation B .175% of the first $1 billion** .150% of the next $1 billion** .125% of the next $1 billion** .100% of amounts in excess of $3 billion. **

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each portfolio.

Until February 28, 2007, BIMC, as investment adviser and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2007. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived for the fiscal years ended October 31, 2005, 2004 and 2003 under the previous advisory agreement between the Trust and BIMC.

	2005		2004		2003
FUND	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED
TempFund	$22,923,908	$3,754,119	$17,858,711	$3,241,970	$20,153,965	$3,133,904
TempCash	10,739,793	3,088,393	8,285,322	2,952,403	8,456,815	2,856,086
FedFund	3,051,874	1,253,285	1,754,373	1,184,871	2,115,590	1,235,770
T-Fund	4,066,086	1,393,985	2,373,993	1,344,922	2,640,931	1,356,207
Federal Trust Fund	117,934	92,896	54,713	107,520	71,854	141,152
Treasury Trust Fund	1,485,810	715,368	895,168	761,615	872,825	773,657
MuniFund	4,233,003	1,825,099	1,764,670	1,432,694	1,344,595	1,281,834
MuniCash	3,644,602	1,611,135	2,138,856	1,574,277	1,632,633	1,378,991
California Money Fund	1,241,161	646,170	459,282	502,387	488,627	539,451
New York Money Fund	780,519	419,516	330,114	361,820	409,193	455,887

The following chart provides information with respect to the administration fees paid (net of waivers) and administration fees waived for the fiscal years ended October 31, 2005, 2004, and 2003 under the previous administration services agreement among the Trust, BIMC, and PFPC.

FUND	2005		2004		2003
	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED
TempFund	$29,534,155	$3,754,119	$23,687,574	$3,241,970	$26,920,195	$3,133,904
TempCash	11,674,874	3,088,394	9,344,752	2,952,403	9,535,040	2,856,086
FedFund	4,093,218	1,253,286	2,750,317	1,184,871	3,244,265	1,235,770
T-Fund	5,070,052	1,393,985	3,375,385	1,344,922	3,729,075	1,356,207
Federal Trust Fund	181,163	92,896	138,990	107,520	193,158	141,152
Treasury Trust Fund	2,200,655	715,368	1,643,460	761,615	1,690,652	773,657
MuniFund	4,233,003	1,825,099	1,764,670	1,432,694	1,344,595	1,281,834
MuniCash	3,644,602	1,609,135	2,138,856	1,574,277	1,632,633	1,378,991
California Money Fund	1,086,016	646,170	339,073	502,387	360,117	539,451
New York Money Fund	682,955	419,516	243,622	361,820	301,058	455,887

The Management Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party (as such term is defined in the 1940 Act), at an in-person meeting of the Board held on November 2, 2005. In determining to approve the Management Agreement, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials in advance of the meeting relating to its consideration of the Management Agreement for each Fund, including, among other things: (i) fees and expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Fund in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock and PNC Bank-affiliated companies with respect to each Fund for the years ended December 31, 2003 and 2004, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of BIMC; and (v) information regarding compliance records and regulatory matters relating to BIMC. In addition, the Board reviewed a memorandum from its independent counsel on the Board’s obligations in considering approval of the Management Agreement. The information reviewed was responsive to requests by the Board’s independent counsel for information to assist the Board in its considerations. The topics discussed below were considered separately by the Independent Trustees in an executive session, during which independent counsel provided guidance to the Independent Trustees.

Fees and Expenses. In approving the Management Agreement, the Independent Trustees considered that the fees payable by the Funds under the Management Agreement are higher than the advisory fee rates payable under the Existing Advisory Agreement but equal to the total of advisory fees payable under the Existing Advisory Agreement plus the fees payable for administrative services under the Administration Agreement. Consequently, the fees paid under the Management Agreement will be identical to the fees paid currently under the Existing Advisory Agreement and Administration Agreement combined. The Trustees considered a memorandum in the written materials relating to management fee break-points, which had been provided at the Trustee’s request. The Trustees, including the Independent Trustees, also reviewed the fees, both before (referred to as “Contractual”) and after (referred to as “Actual”) any fee waivers and expense reimbursements, and expense ratios of the Dollar Shares and Institutional Shares of each Fund against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BIMC.

In considering data based on information provided by Lipper, the Trustees noted that of the ten Funds, 6 classes of the Funds reviewed have Contractual management fees lower than the median. The Contractual management fees of each of the remaining 14 classes of shares did not exceed the median for its peer group by more than 0.041%. The Trustees also noted that 18 classes of shares have combined Actual fees under the Existing Advisory Agreement and the Administration Agreement (which would equal the fees under the Management Agreement) that were lower than the median. Those Actual fees for each of the two remaining classes of shares exceeded the median for their peer groups by .005%. Further, none of the share classes had Actual total expenses higher than the median for its peer group.

The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds.

The Independent Trustees discussed economies-of-scale in light of existing breakpoints and the growth of assets in the Funds over the past several years.

Following consideration of this information, the Trustees concluded that the fees to be paid pursuant to the Management Agreement were fair and reasonable in light of the services provided.

Nature, Extent and Quality of Services. The Independent Trustees considered that the services to be provided under the Management Agreement are those currently provided under the Existing Advisory Agreement and Administration Agreement. The Trustees received information concerning the investment philosophy and investment process used by BIMC in managing the Funds. In connection with this, the Trustees considered BIMC’s in-house research capabilities as well as other resources. The Trustees concluded that the scope of BIMC’s services to be provided to the Funds was consistent with the Funds’ operational requirements.

The Trustees also considered the quality of the services provided by BIMC to the Funds. The Trustees evaluated the procedures of BIMC designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest.

The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Management Agreement. In addition, the Trustees took into account the time and attention devoted by senior management of BIMC to the Funds. Finally, the Trustees considered the business reputation of BlackRock and its financial resources and concluded that BIMC would be able to meet any reasonably foreseeable obligation under the Management Agreement.

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each Fund, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Fund’s performance universe were selected by Lipper.

The Board was provided with performance data for the Institutional and Dollar Shares of each Fund over the one, two, three, four, five and ten year periods ended August 31, 2005, as compared to performance of the performance universe.

The Trustees noted that of the 20 classes of the Funds that were included in the Lipper performance universe, 16 classes (80%) had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended August 31, 2005. The remaining 4 classes performed below their respective performance universe median during at least two of those periods by no more than 0.13%. These 4 share classes are the Dollar Shares of FedFund, Federal Trust Fund, Treasury Trust Fund and MuniFund.

The Trustees discussed other factors relevant to the performance of the Funds and concluded that each Fund’s performance is generally competitive with that of its Lipper performance universe.

Profitability. The Board of Trustees, including the Independent Trustees, considered the level of BIMC’s and affiliates’ profits in respect of their relationship with the Funds, including the cost of services provided by BIMC. This consideration included a broad review of BIMC’s methodology in allocating their costs to the management of a Fund. The Board of Trustees considered the profits realized by BIMC and affiliates in connection with the operation of each Fund. The Board of Trustees, including the Independent Trustees, also considered BIMC’s profit margins and related industry data. The Board concluded that BIMC’s profit is a reasonable profit for the services provided to the Funds.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the proposed management fees to be payable by the Funds, but also potential benefits to BIMC, such as the engagement of affiliates of BIMC as service providers to the Funds, including for administrative, transfer agency and custodial services.

In determining to approve the Management Agreement, the Trustees considered that replacing the Funds’ Existing Advisory Agreement and Administration Agreement with a Management Agreement that covers both advisory and administrative services will generally improve investors’ ability to compare the Funds’ expenses with those of other mutual funds that do not pay separate advisory and administrative fees.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund to approve the recommendation to shareholders of the proposed Management Agreement, including the fees to be charged for services thereunder.

Sub-Administrator

PFPC serves as the Trust’s sub-administrator. PFPC has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC and is an affiliate of BIMC. As the Trust’s sub-administrator, PFPC has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, PFPC is entitled to receive from BIMC compensation as set forth below:

Asset Based Fee:

An annual fee calculated based upon each Fund’s average daily net assets and paid monthly:

.0155% of each Fund’s first $1 billion of average daily net assets;

.0130% of each Fund’s next $1 billion of average daily net assets;

.0120% of each Fund’s next $1 billion of average daily net assets; and,

.0100% of each Fund’s average daily net assets in excess of $3 billion.

Annual Base Fee:

An annual base fee of $15,000 per Fund; the aggregate annual base fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Multiple Class Fee:

An annual multiple class fee of $1,500 per class per Fund for each class in existence at any point during a year beyond the first six classes in a Fund.

Distributor

BDI serves as the distributor of the Trust’s shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 760 Moore Road, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to .006% for each Fund’s first $10 billion of average gross assets; .0055% of each Fund’s next $10 billion of average gross assets; and .005% of each Fund’s average gross assets over $20 billion. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2005, custody credits earned were as follows: $5,718 with respect to FedFund; $74,551 with respect to T-Fund; $24 with respect to Federal Trust Fund; $145,508 with respect to MuniFund; $125,624 with respect to MuniCash; $21,723 with respect to California Money Fund; and $7,857 with respect to New York Money Fund.

PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PFPC: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond the first 40; (ii) account fees of $18.00 to open an account and $3.60 to close an account; (iii) transaction charges of $2.00/transaction for purchases/redemption/transfer/maintenance, $0.40 for an electronic ($5.00 for paper) new account opening, and $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PFPC for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by Plans (comprised of a “Shareholder Services Plan” for each of the Administration, Cash Management, Cash Plus, Cash Reserve and Dollar Shares; the “Cash Plus Shares Distribution Plan” for the Cash Plus Shares; and “Distribution and Services Plan” for the Plus Shares), which have been adopted by the Trust’s Board of Trustees pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Series on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Series or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Series of shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administrative Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s DDA system to an account management system; (ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep Services as described above. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions that promote the Sweep Service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the Sweep Services.

Pursuant to the Distribution and Services Plan (12b-1 Plan) for the Plus Shares, TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular series on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund, MuniCash, and California Money Fund and New York Money Fund may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments and (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (iii) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (iv) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payment from the particular series on behalf of customers; (vi) providing information periodically to customers showing their positions in a Series’ Cash Plus Shares; (vii) arranging for bank wires; (viii) responding to customer inquires relating to the Series or the services performed by service organizations; (ix) providing sub-accounting with respect to a Series’ shares beneficially owned by customers or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (xi) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing sweep services (“Sweep Services”) which may include: (xii) providing the necessary computer hardware and software which links the service organization DDA system to an account management system; (xiii) providing software that aggregates the customers orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (xiv) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the service organization; and (xv) furnishing (either separately or on an integrated basis with other reports sent to a customer by the service organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. Another .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (xvi) marketing and activities, including direct mail promotions that promote the sweep service, (xvii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (xviii) distribution of literature promoting sweep services, (xix) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the sweep services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by a financial institution may include, among other things, reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders.

The Board of Trustees has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Plus Shares’

Distribution and Services Plan (12b-1 Plan) and the Distribution Plan (12b-1 Plan) of the Cash Plus Shares must be approved by the holders of a majority of the applicable outstanding shareholders. (It should be noted that while the annual service fee with respect to Plus Shares is currently set at 0.25%, the Plan adopted by the Board of Trustees with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to 0.40% without shareholder approval.) So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

The Adviser, BDI, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous – Other Information” below.

The following chart provides information with respect to the fees paid to Service Organizations, including the amounts paid to affiliates of BIMC during the fiscal year ended October 31, 2005.

FUND / SHARE CLASS	Total Fees*	Fees to Affiliates*
TempFund / Dollar	$9,922,219	$8,257,065
TempFund / Cash Reserve	$1,102	$0
TempFund / Cash Management	$1,170,099	$0
TempFund / Administration	$1,240,703	$1,263,534
TempCash / Dollar	$1,432,164	$865,150
TempCash / Administration	$0	$0
FedFund / Dollar	$920,517	$966,489
FedFund / Cash Reserve	$19,971	$0
FedFund / Administration	$17,941	$17,942
T-Fund / Dollar	$1,878,263	$442,291
T-Fund / Cash Management	$552,882	$0
T-Fund / Administration	$9,762	$1,778
Federal Trust / Dollar	$21,745	$0
Treasury Trust / Dollar	$672,500	$150,933
Treasury Trust / Cash Management	$67,135	$0
Treasury Trust / Administration	$145,760	$161,310
MuniFund / Dollar	$177,206	$120,141
MuniFund / Cash Management	$151,982	$0
MuniFund / Administration	$517,128	$524,956
MuniCash / Dollar	$180,743	$117,261
California Money Fund / Dollar	$55,024	$0
California Money Fund / Cash Management	$1,032	$0
California Money Fund / Administration	$3,237	$3,466
New York Money Fund / Dollar	$12,979	$10,398
New York Money Fund / Cash Administration	$17,292	$18,624

*	Share classes that had no shares outstanding as of October 31, 2005 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subtitle A, Chapter 1 of Subchapter M of the Internal Revenue Code, and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify as a regulated investment company, a Fund must meet certain statutory requirements regarding its assets, income and distributions. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends although corporate shareholders could be eligible for the dividends-received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund could be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Tax-Exempt Fund”) only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of exempt-interest obligations.

Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds’ dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under

U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on tax-exempt obligations of New York State or its political subdivisions, as well as certain other obligations the interest on which is considered tax-exempt for New York State and New York City personal income tax purposes. Exempt-interest dividends are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes.

New York Money Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be ordinary income for federal, New York State and New York City purposes when it is paid to you. The Fund’s investments in these and certain other debt obligations may cause it to recognize taxable income in excess of the cash received from such obligations. If this happens, New York Money Fund may be required to sell other investments in order to satisfy its distribution requirements.

The foregoing is only a summary of some of the tax considerations generally affecting New York Money Fund and its shareholders who are New York residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and/or Plus Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund’s portfolio manager.

From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the investment adviser utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Cash Management, Cash Plus, Cash Reserve, Dollar and Plus Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Trust’s portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

COUNSEL

Drinker Biddle & Reath LLP (of which Mr. Malloy, Assistant Secretary of the Trust, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                ], with offices at [                                ] have been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2006.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2005 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2005 have been audited by the Trust’s independent auditors, [                                ], whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The financial highlights included in the Annual Report and the Prospectuses for the Funds’ prior fiscal years ended October 31, 2001 through October 31, 2003 were audited by the Trust’s former independent auditors. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of              as experts in auditing.

MISCELLANEOUS

Proxy Voting

The Trust has delegated proxy voting responsibilities to the Adviser and its affiliates, subject to the general oversight of the Trust’s Board of Trustees. The Trust expects the Adviser and its affiliates to vote proxies related to the Trust’s portfolio securities for which the Trust has voting authority consistent with the Trust’s best interests. The Adviser has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Trust’s proxies, which are summarized below.

The Adviser recognizes that implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, the Adviser assesses management on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that Adviser’s continued confidence remains warranted. If the Adviser determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder.

The Adviser’s Proxy Voting Policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on the Adviser’s ability to vote such proxies in the best interests of the Trust. Accordingly, the Adviser may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, the Adviser may manage assets of a pension plan of a company whose management is soliciting proxies, or an Adviser employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. The Adviser’s policy in all cases is to vote proxies based on its clients’ best interests and will not be the product of any conflict.

The Adviser has engaged Institutional Shareholder Services (“ISS”) to assist it in the voting of proxies. ISS analyzes all proxy solicitations the Adviser receives for its clients and advises the Adviser how, based upon the Adviser’s guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. The Adviser will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues. If the Adviser has determined that management is generally socially responsible, it will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues. The Adviser will generally vote in favor of proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights. Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. The Adviser will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities held by them during the 12-month period ended June 30, 2005, which information was filed with the SEC on Form N-PX, is available, without charge, upon request, by contacting the Funds at 1-800-821-7432 or by visiting the SEC’s Internet site: www.sec.gov.

Other Information

The Adviser, BDI and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, BDI and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, BDI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Adviser, BDI and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, BDI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2005, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $2,794,068,834; Greenwich Capital Holdings, Inc. $79,900,000; Lehman Brothers Holdings, Inc. $183,500,000; Merrill Lynch Mortgage Capital, Inc. $296,000,000; Merrill Lynch & Co., Inc. $609,131,381; Goldman, Sachs & Co. $1,353,929,111; UBS Securities LLC $1,709,000,000; PNC Bank N.A. $19,000,000; Morgan Stanley Mortgage Capital, Inc. $438,000,000; and Morgan Stanley & Co., Inc. $2,495,791,704.

As of October 31, 2005, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Merrill Lynch & Co., Inc. $320,102,813; Morgan Stanley Mortgage Capital, Inc. $219,000,000; Morgan Stanley & Co., Inc. $1,174,058,168; UBS Securities LLC $815,000,000; Deutsche Bank Securities, Inc. $300,000,000; Goldman, Sachs & Co. $375,110,333; Lehman Brothers Holdings, Inc. $67,500,000; and Greenwich Capital Holdings, Inc. $34,000,000.

As of October 31, 2005, the value of FedFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $648,000,000; Goldman, Sachs & Co. $250,000,000; Merrill Lynch & Co., Inc. $478,580,000; Morgan Stanley & Co., Inc. $655,000,000; PNC Bank N.A., $52,900,000; and UBS Securities LLC $400,000,000.

As of October 31, 2005, the value of T-Fund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $900,000,000; Lehman Brothers Holdings, Inc. $700,000,000; Greenwich Capital Markets, Inc. $100,000,000; J.P. Morgan Securities, Inc. $700,000,000; Merrill Lynch & Co., Inc. $990,000,000; Morgan Stanley & Co., Inc. $607,151,000; and UBS Securities LLC $835,000,000.

Certain Record Holders

As of November 30, 2005, the following persons owned of record or beneficially 5% or more of the shares of each Fund:

Fund/Class	Name and Address of Owner	Percentage of Share Class
TempFund / Institutional Shares	Bank Of New York	10%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

	PNC Bank	9%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	PNC Bank	6%
	620 Liberty Avenue
	Pittsburgh, PA 15265

TempFund / Administration Shares	PNC Bank	92%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Deutsche Bank	7%
	60 Wall Street
	New York, NY 10005

TempFund / Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund / Cash Management Shares	Marshall & Ilsley Trust Co.	37%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

	GE Financial Trust Company	34%
	3200 N. Central Avenue, 6th Floor
	Phoenix, AZ 85012

	Capital Trust Company	27%
	2711 Centerville Road Ste. 210
	Wilmington, DE 19808

TempFund / Cash Reserve Shares	Deutsche Bank	100%
	60 Wall Street
	New York, NY 10005

TempFund / Dollar Shares	PNC Bank	73%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Bank Of New York	12%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

TempFund / Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund / Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund / Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempCash / Institutional Shares	Salomon Smith Barney	18%
	333 West 34th Street, 7th Floor
	New York, NY 10001

	PNC Bank	12%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Chicago Mercantile Exchange	9%
	30 S. Wacker Drive
	Chicago, IL 60606

	Chicago Title & Trust Company	6%
	601 Riverside Avenue, 10th Floor
	Jacksonville, FL 32204

	State Of Washington	5%
	One Enterprise Drive
	Quincy, MA 21710

TempCash / Dollar Shares	Hilliard Lyons	58%
	501 Hilliard Lyons Center
	Louisville, KY 40202

	SAFECO	23%
	4634 154th Place, NE
	Redmond, WA 98052

	BPIF NSCC Omnibus Account	5%
	400 Bellevue Parkway
	Wilmington, DE 19809

TempCash / Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempCash / Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund / Institutional Shares	PNC Bank	24%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	PNC Bank	13%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Allegheny Energy Supply	10%
	800 Cabin Hill Drive
	Greensburg, PA 15601

	Schering Corporation	6%
	One Giralda Farms
	Madison, NJ 79400

	ATI Funding Corporation	6%
	801 West Street, 2nd Floor
	Wilmington, DE 19801

	Pittsburgh Corning Corporation	5%
	800 Presque Isle Drive
	Pittsburgh, PA 15239

FedFund / Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

FedFund / Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund / Cash Reserve Shares	Forward Funds Inc.	100%
	433 California Street, Ste.1
	San Francisco, CA 94104

FedFund / Dollar	PNC Bank	89%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Capital Trust Company of Delaware	8%
	2711 Centerville Road Ste. 210
	Wilmington, DE 19808

FedFund / Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund / Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund / Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund / Institutional Shares	Koch Industries Inc.	13%
	4111 E. 37th Street North
	Wichita, KS 67220

	Alltel Corporation Inc.	11%
	One Allied Drive
	Little Rock, AR 72202

	Mellon Bank	8%
	500 Grant Street
	Pittsburgh, PA 15258

	Paccar Inc.	7%
	P. O. Box 1518
	Bellevue, WA 98009

	PNC Bank	6%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	City Of Dallas	5%
	1500 Marilla Room 4FN
	Dallas, TX 75201

MuniFund / Administration Shares	PNC Bank	90%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Reliance Trust Company	10%
	1100 Abernathy Road Ste. 4
	Atlanta, GA 30328

MuniFund / Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund / Cash Management Shares	Marshall & Ilsley Trust Co.	88%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

	GE Financial Trust Company	12%
	3200 N. Central Avenue, 6th Floor
	Phoenix, AZ 85012

MuniFund / Dollar Shares	PNC Bank	60%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Broadway National Bank	28%
	P. O. Box 17001
	San Antonio, TX 78217

	Deutsche Bank	8%
	60 Wall Street
	New York, NY 10005

MuniFund / Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund / Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund / Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniCash / Institutional Shares	Blackrock Financial Management	17%
	40 East 52nd Street
	New York, NY 10022

	PNC Bank	11%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Google	10%
	1600 Amphitheatre Parkway
	Mountain View, CA 94043

	Comcast Cable Funding I Inc.	7%
	1201 Market Street, Ste. 1
	Wilmington, DE 19801

	AmerisourceBergen Corporation	7%
	1300 Morris Drive, Suite 100
	Chesterbrook, PA 19087

	The Home Depot Inc.	6%
	2455 Paces Ferry Road, NW
	Atlanta, GA 30339

	Chicago Title & Trust Company	5%
	601 Riverside Avenue, 10th Floor
	Jacksonville, FL 32204

MuniCash / Dollar Shares	Hilliard Lyons	68%
	501 Hilliard Lyons Center
	Louisville, KY 40202

	First Westroads Bank	23%
	15750 West Dodge Road
	Omaha, NE 68118

	Bear Stearns Securities Corporation	5%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniCash / Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniCash / Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund / Institutional Shares	United California Bank	17%
	P. O. Box 60078
	Los Angeles, CA 90060

	U.S. Trust Company Of New York	15%
	499 Washington Blvd.
	Jersey City, NJ 07310

	First American Trust Company	10%
	5 First American Way
	Santa Ana, CA 92707

	The Whittier Trust Company	10%
	1600 Huntington Drive
	South Pasadena, CA 91030

	Union Bank	8%
	P. O. Box 85602
	San Diego, CA 92186

	Santa Barbara Bank & Trust	7%
	P. O. Box 2340
	Santa Barbara, CA 93120

	Exchange Bank	6%
	P. O. Box 208
	Santa Rosa, CA 95402

	City National Bank	5%
	P. O. Box 60520
	Los Angeles, CA 90066

	Citizens Business Bank	5%
	P. O. Box 671
	Pasadena, CA 91102

California Money Fund / Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

California Money Fund / Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund / Cash Management Shares	GE Financial Trust Company	100%
	3200 N. Central Avenue, 6th Floor
	Phoenix, AZ 85012

California Money Fund / Dollar Shares	Bear Stearns Securities Corporation	59%
	One Metro Tech Center North
	Brooklyn, NY 11201

	Santa Barbara Bank & Trust	41%
	P. O. Box 2340
	Santa Barbara, CA 93120

California Money Fund / Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund / Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund / Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund / Institutional Shares	GFI Group Inc.	23%
	100 Wall Street
	New York, NY 10005

	Banc One	18%
	P. O. Box 711234
	Columbus, OH 43271

	Bank Of America	16%
	411 North Akard Street
	Dallas, TX 75201

	SEI Trust Company	11%
	One Freedom Valley Drive
	Oaks, PA 19456

	Fribourg Enterprises, LLC	5%
	277 Park Avenue, 49th Floor
	New York, NY 10172

New York Money Fund / Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

New York Money Fund / Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund / Cash Management Shares	City National Bank	100%
	400 North Roxbury Dr.
	Beverly Hills, CA 90210

New York Money Fund / Dollar Shares	Hilliard Lyons	53%
	501 Hilliard Lyons Center
	Louisville, KY 40202

	Goldman Sachs Global Cash	43%
	71 South Wacker Drive, Ste. 500
	Chicago, IL 60606

New York Money Fund / Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund / Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund / Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

T-Fund / Institutional Shares	Union Bank	52%
	P. O. Box 85602
	San Diego, CA 92186

	Wachovia National Bank	6%
	1221 Lamar Street Ste. 16
	Houston, TX 77010

	ATI Funding Corporation	5%
	801 West Street, 2nd Floor
	Wilmington, DE 19801

	Alenco Inc.	5%
	1800 855-2nd Street SW
	Calgary, AB T2P-2S5 61

T-Fund / Administration Shares	Deutsche Bank	70%
	60 Wall Street
	New York, NY 10005

	PNC Bank	24%
	249 Fifth Avenue
	Pittsburgh, PA 15222

	Citizens National Bank	6%
	P. O. Box 911
	Meridian, MS 39302

T-Fund / Cash Management Shares	Union Bank	93%
	P. O. Box 85602
	San Diego, CA 92186

T-Fund / Dollar Shares	Deutsche Bank	40%
	60 Wall Street
	New York, NY 10005

	UBS Securities, LLC	20%
	677 Washington Blvd.
	Stamford, CT 06901

	Bank Of New York	17%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

	PNC Bank	11%
	620 Liberty Avenue
	Pittsburgh, PA 15265

Federal Trust Fund / Institutional Shares	Allegheny County Airport	67%
	P. O. Box 12370
	Pittsburgh, PA 15231

	Elk Partners	14%
	655 Madison Ave, 8th Floor
	New York, NY 10021

	National Life Insurance Co.	6%
	Treasurer’s Department M47
	Montpelier, VT 05604

	County Of Montgomery Treasurer’s Office	5%
	Courthouse
	Norristown, PA 19404

Federal Trust Fund / Dollar Shares	Santa Barbara Bank & Trust	97%
	P. O. Box 2340
	Santa Barbara, CA 93120

Treasury Trust Fund / Institutional Shares	KPMG Peat Marwick	13%
	One Wall Street
	New York, NY 10086

	Hudson Insurance Company	10%
	300 First Stamford Place
	Stamford, CT 06902

	Union Bank	9%
	P. O. Box 85602
	San Diego, CA 92186

	Pioneer Trust Bank NA	6%
	P. O. Box 2305
	Salem, OR 97308

	PNC Bank	5%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Odyssey America Reinsurance	5%
	300 First Stamford Place
	Stamford, CT 06902

Treasury Trust Fund / Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

Treasury Trust Fund / Cash Management Shares	Marshall & Ilsley Trust Co.	100%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

Treasury Trust Fund / Dollar Shares	Deutsche Bank	60%
	One South Street, 18th Floor
	Baltimore, MD 21202

	PNC Bank	25%
	620 Liberty Avenue
	Pittsburgh, PA 15265

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

A - 1

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings, Inc. (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

A - 2

“NR” – This designation indicates that Fitch does not publicly rate the issuer or issue in question.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the “R-2 (low)” category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

A - 3

“R-3 (high),” “R-3 (middle),” “R-3 (low)” – Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“D” – Short-term debt rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

A - 4

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” rating will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“N.R.” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular obligation as a matter of policy

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

A - 5

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. “BBB” ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

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“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the issuer or issue in question.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases, it differs from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

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“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – Long-term debt rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not

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intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.

Moody’s

Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”) or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” — contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be “positive”, “stable” or “negative”. A positive” or “negative” Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to “positive” or “negative” if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.

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DBRS

Rating Trends: Each DBRS rating category is appended with one of three rating trends – “Positive”, “Stable”, or “Negative”. The rating trend helps to give the investor an understanding of DBRS’s opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

Rating Actions: In addition to confirming or changing ratings, other DBRS rating actions include:

(1) Suspended Ratings. Rating opinions are forward looking. While a rating will consider the historical performance of an issuer, a rating is an assessment of the issuer’s future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.

Since the availability of such information is critical to the rating assessment, any reluctance in management’s willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS’s assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.

(2) Discontinued Ratings. When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future (e.g. commercial paper, long-term debt or preferred shares), DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

(3) Ratings “Under Review.” In practice, DBRS maintains continuous surveillance of the entities it rates and therefore all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely fashion, then the rating(s) of the issuer(s) will be placed “Under Review” since they may no longer be appropriate and can no longer be relied upon.

Ratings which are “Under Review” are qualified with one of the following three provisional statements: “negative implications”, “positive implications”, or “developing implications”. These qualifications indicate DBRS’s preliminary evaluation of the impact on the credit quality of the security/issuer. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS’s final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due

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diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

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When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, information or based on other circumstances.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability

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of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security. The ratings are based on information from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

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BEAR STEARNS SHARES

BEAR STEARNS PRIVATE CLIENT SHARES

BEAR STEARNS PREMIER SHARES

BEAR STEARNS PREMIER CHOICE SHARES

Statement of Additional Information

February     , 2006

This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses dated February     , 2006 for: (i) the Bear Stearns Shares of TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund; and (ii) the Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares and Bear Stearns Private Client Shares of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund of BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by calling your Bear, Stearns Securities Corp. broker. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

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GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively, the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund – October 1973; TempCash – February 1984; FedFund – October 1975; T-Fund – March 1980; Federal Trust Fund – December 1990; Treasury Trust Fund – May 1989; MuniFund – February 1980; MuniCash – February 1984; California Money Fund – February 1983; and New York Money Fund – March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers Bear Stearns Shares, Bear Stearns Private Client (“Private Client Shares”), Bear Stearns Premier (“Premier Shares”) and Bear Stearns Premier Choice Shares (formerly, Bear Stearns Premier Select Shares) (“Premier Choice Shares”). In addition to the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares described in this Statement of Additional Information, the Funds also offer additional classes of shares that are described in a separate statement of additional information and related prospectuses.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees, BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”), the Trust’s investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the Trust’s other portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PFPC Inc. (“PFPC”), and BlackRock Distributors, Inc. (“BDI”) , or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds, and described in the Prospectuses:

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rates such security (or its issuer) (for TempFund, by all NRSROs that rate the security), such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”). Commercial paper includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a Funding Agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase Funding Agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Adviser under guidelines approved by the Board of Trustees. Generally, Funding Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some Funding Agreements does not currently exist.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“GNMA”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit (“REMIC”), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs securities, residual interests, PAC certificates and TAC certificates. See “Mortgage-Related and Other Asset-Backed Securities” for information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company’s custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

The Trust, BlackRock Advisors, Inc. and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable series, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable series in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable series in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable series under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analog provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each series’ net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a series’ net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund’s investment adviser believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of the GNMA, FNMA and FHLMC.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation)

that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks with Respect to California Money Fund

The following section provides only a brief summary, and does not purport to be a complete description, of the complex factors affecting the financial condition of the State of California (the “State” or “California”) and its local government entities, and is based on information obtained from publicly available official statements, prospectuses and other information relating to securities offerings of the State or local issuers, or from other sources believed to be reliable, prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified by the Trust. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

OVERVIEW

Following several years of very strong growth in the late 1990’s, which produced large State revenue surpluses, the State’s financial condition began to worsen since the start of 2001, with the combination of a mild Statewide economic recession (but with a severe downturn in the high technology sector centered in the San Francisco Bay Area) and a dramatic decline in revenue from capital gains and stock option activity resulting from the decline in stock market levels after mid-2000. Over several years, revenues proved to be substantially lower than projections, largely because of continued weakness in the economy and stock markets. This resulted in an accumulated budget deficit by June 30, 2003 estimated at over $10 billion, and caused a severe cash shortage.

In October, 2003, a successful recall election resulted in the replacement of the prior Governor with new Governor Arnold Schwarzenegger. On March 2, 2004, voters approved two companion ballot propositions which had been sponsored by the Governor. Proposition 57 authorized issuance of $15 billion of “economic recovery bonds” to fund previous budget deficits. About $11 billion of these bonds were issued in the spring of 2004 to fund the accumulated budget deficits and provide about $2 billion for the 2004-05 fiscal year budget. Proposition 58 implemented changes in state budget procedures designed to mandate adoption of balanced budgets in the future, to grant greater mid-year budget adjustment powers, to require creation of a budget reserve, and to prohibit future long-term borrowing to finance budget deficits. See “Recent Financial Results – Balanced Budget Amendment” below.

The final 2004-05 and 2005-06 fiscal year budgets continued the pattern of recent years, with a combination of expenditure reductions, one-time funding mechanisms and borrowing from both external markets, other State funds and local governments. Although revenue results in the last two fiscal years have exceeded projections, budgets have been balanced using borrowing and other one-time techniques. The Administration estimates that the State continues to have an underlying “structural deficit” between ongoing revenue sources and ongoing program requirements, including repayment of previous budgetary borrowings. The State’s Legislative Analyst has estimated a budget gap of about $4 billion for 2006-07 fiscal year which will need to be addressed in the next budget.

The State faced serious cash flow difficulties in the period 2002-2004 as a result of ongoing budget deficits and severely reduced revenues. It resorted to a series of external borrowings starting in the fall of 2001 to assure sufficient cash resources to pay its ongoing obligations, including maturing cash flow notes. The State issued $14 billion of cash flow notes to fund its requirements in the 2003-04 fiscal year, maturing in June, 2004. Repayment of this borrowing was accomplished with a combination of ongoing revenues and proceeds from the issuance of the economic recovery bonds approved at the March 2004 election. The State’s cash flow borrowing was reduced to $6 billion in 2004-05 and $3 billion in 2005-06, and has been limited to covering normal cash management requirements during the fiscal year. Although about $3.75 billion of economic recovery bond capacity remains, the State budget still contains a large structural deficit. Unless this structural deficit can be addressed on a long-term basis, the State may continue to require access to external capital markets to meet its cash requirements.

The expenditure reductions and budget pressures in recent years on the State budget have resulted in continuing fiscal pressures on local governments throughout the State. As part of the 2004-05 State budget, the Governor reached an agreement to borrow $1.3 billion for each of two years, to be repaid after the 2005-06 fiscal year, from cities, counties, redevelopment agencies and other districts, in return for a constitutional amendment which would severely restrict such borrowings in the future. Several years of budget borrowing from transportation funds have left many State and local transportation construction projects without adequate funds.

Economic Factors

California’s economy is the largest among the 50 states and one of the largest 5 or 6 in the world. The State’s population of more than 36.5 million represents about 12.5% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in the early 1990’s due to a serious economic recession, but growth has returned to between 1.5% and 2.0% annually since 1997. The bulk of population growth in the State is due to births and foreign immigration.

Total personal income in the State, at an estimated $1,259 billion in 2004, accounts for about 13% of all personal income in the nation. Total employment is over 16.5 million, the majority of which is in the service, trade and manufacturing sectors.

California began a period of strong economic growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. By the end of 2000, unemployment in the State had dropped to under 5%, its lowest level in three decades. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed between 2001 and 2003 reflecting weakness in overseas economies (particularly in Asia). Job losses were concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State.

Statewide, modest job growth resumed in the second half of 2003 and has continued through the second quarter of 2005. Nonfarm payroll employment in 2004 was about 1% higher than in 2003, and was about 1.6% higher in the first quarter of 2005 than for the year earlier period. The unemployment rate in July 2005, at 5.1%, was the lowest in four years. Regional differences remain, however, with continued weakness in job growth in the Silicon Valley region. Personal income also showed strong growth, with a 6.1% gain in 2004 as compared to the year earlier. Residential construction and existing home sales remained strong in 2003, 2004 and so far in 2005, in part due to low interest rates. After several weak years, nonresidential construction grew more strongly in 2004. Exports through California ports reversed their declines of several years and showed year-over-year increases in 2003 and 2004. In May, 2005, the State Department of Finance projected continued moderate growth in the economy in 2005 and 2006.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Debt Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax.”

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several new provisions affecting “fees” and “charges”, defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990’s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980’s when State appropriations were above the limit. The State Department of Finance estimates the State was about $7.6 billion below the limit in 2004-05, and will be about $11.3 billion below its limit in 2005-06.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Debt Obligations or on the ability of the State or local governments to pay debt service on such California Debt Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of November 1, 2005, the State had outstanding approximately $34.5 billion of long-term general obligation bonds and $7.8 billion of lease-purchase debt supported by the State General Fund. The State also had about $12.4 billion of general obligation bonds which were supported by other revenues, including economic recovery bonds payable from a special sales tax. As of November 1, 2005 the State had about $30.0 billion of authorized and unissued General Fund-supported long-term general obligation bonds and $3.2 billion of authorized and unissued lease-purchase debt. In the 2004-05 fiscal year, debt service on General Fund-supported general obligation bonds and lease purchase debt was approximately 4.85% of General Fund revenues. See also “Bond Ratings” below.

Recent Financial Results

The principal sources of General Fund tax revenues in 2003-04 were the California personal income tax (49% of total tax revenues), the sales and use tax (32%), and the corporation tax (9%). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources were extraordinarily strong in the late 1990’s and 2000, they are particularly volatile. The Department of Finance has projected that this source of revenue dropped from $17.6 billion, or 25% of all General Fund revenues in 1999-2000 to $5.2 billion, or 7% in 2001-02; this represents the bulk of the total General Fund revenue shortfall in this period. This source was projected to increase to about $8.2 billion, or about 10% of General Fund revenues in 2004-05.

The State maintains a Special Fund for Economic Uncertainties (the “SFEU”), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

Throughout the 1980’s, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).

The substantial declines in the stock markets have adversely affected the earnings of State pension funds, and have created unfunded future pension liabilities, where there had been surpluses several years ago. The State’s annual contributions to the Public Employee’s Retirement System have increased from $157 million in the 2000-01 fiscal year to $2.4 billion in the 2005-06 fiscal year. The State will pay about $895 million in the 2004-05 fiscal year for “pay as you go” funding for health benefits for retired State employees. Starting in fiscal year 2007-08, accounting rules will require the State to estimate the actuarial cost of this future liability; the State has not computed this liability to date.

Balanced Budget Amendment

On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which will affect future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which will eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment will require the Legislature, starting in the 2004-05 fiscal year, to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency, and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature failed to send legislation to the Governor to address the fiscal emergency within 45 days, it would be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.

The Amendment also creates a special reserve called the Budget Stabilization Account in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues would be transferred by the Controller into the Account not later than September 30 of each year. The transfer begins at 1% of revenues, and increases annually to reach a level of 3%. The transfers would continue until the Budget Stabilization Account reaches a balance of the greater of $8 billion or 5% of General Fund revenue. Moneys in the Account may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The Amendment requires that one half of the Budget Stabilization Account deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57.

A final provision of the Amendment will prohibit future long-term bond issuances for the purpose of funding budget deficits, once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized.

State-local Fiscal Relations

In November, 2004, voters approved Proposition 1A, which made significant changes in the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years , Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Starting in the 2008-09 fiscal year the State can borrow up to 8% of local property tax revenues but only if the Governor declares a fiscal hardship and with two-thirds approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be done twice in any ten-year period. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

Recent Budgets Prior to 2004-05

The economy, and especially the stock markets, grew strongly during the second half of the 1990’s, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State’s budget reserve (the SFEU) reached a high point of $8.7 billion at June 30, 2000. In the ensuing three years, the combination of continuing high spending levels and substantially reduced revenues resulting from the economic slowdown and stock market decline brought the estimated balance of the SFEU to a negative $8.6 billion by June 30, 2003.

The growth in General Fund revenues since 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to over $7,000 per pupil in the 2005-06 fiscal year. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels.

An important element of Budget Acts during the years of large capital gains receipts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the “VLF”). Starting on January 1, 1999,

the VLF was reduced by 25%, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

The previous Governor attempted to raise the VLF back to its 1998 level because of shortfalls in General Fund money in 2003 to make the “offset” to cities and counties. Subsequently, the newly elected Governor Schwarzenegger reversed this action and committed to retain the VLF cut and the offset to local governments.

The 2002-03 Budget Act addressed a $23.6 billion gap between expenditures and resources through a combination of program reductions, internal loans, bond issuances, fund shifts, accelerations and transfers, and modest tax changes. Some of these actions and assumptions ultimately proved to be unavailable, and revenues in the 2002-03 fiscal year continued to decline from original projections, as economic growth stalled instead of increasing, as had been expected. In March and April 2003, the Legislature passed budget adjustment legislation including spending reductions, deferrals, bond authorization and funding transfers totaling about $3.3 billion in fiscal year 2002-03 and about $3.6 billion in fiscal year 2003-04.

Continuing, significant downward revision of estimated State revenues, and the continuation of spending programs and tax cuts enacted in the previous high revenue years resulted in a very difficult budget condition for the State entering the 2003-04 fiscal year. The 2003-04 Budget Act was finally passed by the Legislature and signed by the Governor on August 2, 2003. It resolved an estimated $38 billion budget gap for the combined 2002-03 and 2003-04 fiscal years with a combination of external borrowing, spending reductions, new revenues, funding shifts and internal loans and deferrals. It assumed a year-end budget reserve at June 30, 2004 of almost $2 billion, and also assumed the 2004-05 fiscal year budget would have at least a $7.9 billion structural deficit to be closed. The principal features of the 2003 Budget Act were as follows:

1. External Borrowing —The Legislature authorized the issuance of “fiscal recovery bonds” designed to provide an estimated $10.7 billion of cash into the General Fund, representing the accumulated deficit as of June 30, 2003. (The new Administration subsequently estimated that because of stronger revenue results than anticipated, the June 30, 2003 budget deficit was only about $8.6 billion.) Issuance of these bonds had been delayed because of a legal challenge which was pending in court, but on March 2, 2004, voters approved Proposition 57 to authorize $15 billion of general obligation “economic recovery bonds” to replace the fiscal recovery bonds approved in July. The Budget also included proceeds from a second tobacco securitization sale, postponed from spring, 2003, and assumed the sale of pension obligation bonds (“POBs”) to make the 2003-04 payments due to the State Public Employee’s Retirement System, in the amount of about $1.9 billion. The POB sale was prevented from going ahead by an adverse court decision.

2. Spending Reductions — The budget relied on substantial savings in program costs, spread across most programs. School grades kindergarten through twelve received the minimum funding required by Proposition 98, but resulted in a small decrease in per-pupil spending, to about $6,900 per pupil. Significant cuts were made in higher education support, offset in part by student fee increases in the range of 30%. Other fee increases offset reductions in support for trial courts and resources programs. Health and social service costs were limited by foregoing cost of living increases and reducing Medi-Cal provider rates. State personnel costs were to be reduced by voluntary agreements to be negotiated with employee unions or layoffs; some but not all of these savings were achieved.

3. Other One-Time Actions — The budget assumed receipt of about $1.8 billion in new federal funding as a result of federal law passed to assist States. The budget also assumed the $4.2 billion annual savings resulting from the increase of the vehicle license fee. Although the new Governor reversed this action, the State saved about $1.3 billion in deferred “backfill” payments to local governments. Legislation was enacted promising to repay this amount in August, 2006. Another major one-time budget action was a shift in Medi-Cal accounting to add about $930 million in 2003-04. There were no other tax or revenue increases, aside from certain fees.

Fiscal Year 2004-05 Budget

Governor’s Budget Proposals. The Proposed 2004-05 Governor’s Budget (the “2005 Governor’s Budget”) released on January 9, 2004 by the new Schwarzenegger Administration, reported that, in the absence of corrective action to change existing policies, operating deficits of about $14 billion would be incurred for the 2004-05 fiscal year. The original 2003-04 Budget Act estimated a budget reserve (SFEU) at June 30, 2004 of about $2 billion. The 2004 Governor’s Budget revised this estimate to about $290 million, assuming enactment of certain mid-year budget adjustment proposals (which were not adopted).

2004-05 Budget Act. Following lengthy negotiations between the Governor and the Legislature, the 2004 Budget Act was adopted on July 29, 2004. The Budget Act projected General Fund revenues and transfers of $77.3 billion (including application of $2 billion of economic recovery bond proceeds). Expenditures were estimated at $80.7 billion (the gap being made up from carryover resources from the prior year) and the year-end reserve at June 30, 2005 was estimated at $768 million. In October, 2004, the State issued $6 billion of revenue anticipation notes, due June 30, 2005, to cover normal cash flow needs during the fiscal year.

The major features of the 2004 Budget Act were the following:

1. Suspension of Proposition 98. — The minimum Proposition 98 funding guarantee for public schools was suspended, to save about $2 billion. This still provided an increase in funding for public schools to cover enrollment growth and inflation. (When final revenue results for 2004-05 were counted, well above the estimates made when the budget was adopted, the waiver of the minimum funding guarantee resulted in a saving of almost $4 billion.)

2. Spending Reductions — Cuts were made in General Fund support for higher education, to be offset by fee increases. After 2004-05, the Governor promised to allow a uniform fee increase policy, and to start to restore funding to State universities. As a result of budget cuts, State higher education units had to limit admissions for the first time in many years. Limited reductions were made in health and welfare costs, saving about $1 billion. The Governor proposed a wide range of reductions in health and social services programs which will largely take effect in future years.

3. External Borrowing/Pension Costs — The budget included a reduction in pension costs for new employees for the first two years of employment. The Governor also proposed a $929 million pension obligation bond issuance assuming timely and successful appeal of the lawsuit which blocked the 2003 pension obligation bond issue. This proposal was not implemented before June 30, 2005, because of continuing litigation.

4. Other Borrowing — The budget reduced General Fund payments to schools by transferring an additional $1.3 billion of city and county property taxes to school districts. This was incorporated into Proposition 1A, and will be repeated in 2005-06. The budget also saved $1.1 billion by suspending planned General Fund transfer of gasoline tax moneys for the Transportation Investment Fund enacted several years earlier in better fiscal times. The budget included a proposal to use moneys from new tribal gaming compacts with five tribes to obtain about $300 million of new General Fund revenue (a figure later reduced to $16 million) and to sell about $1 billion of bonds secured by future tribal payments to repay the loans from the Transportation Investment Fund to accelerate construction of transportation projects. This bond transaction did not occur pending the outcome of certain litigation.

In the May Revision of the 2005-06 Proposed Governor’s Budget, released on May 13, 2005 (“2006 May Revision”), the State Department of Finance estimated that the 2004-05 fiscal year would end with a larger budget reserve than was projected when the 2004 Budget Act was passed. This was due to a combination of higher than expected revenues resulting from a stronger economy, and better than expected results from a tax amnesty program. Both revenues and expenditures for 2004-05 were projected to increase from initial estimates, to $79.5 billion and $82.0 billion, respectively.

Fiscal Year 2005-06 Budget

The initial 2006 Governor’s Budget, released January 10, 2005, projected that revenues for the 2005-06 fiscal year would increase from the prior year by about $5.2 billion, as a result of the improving economy. However, under current programs and laws, the Governor stated that expenditures would increase by $10 billion. To close an estimated $9 billion budget gap, the Governor proposed a number of budget solutions, without tax increases, to be coupled with fundamental reforms which would have to approved by the voters.

In the 2006 May Revision, the Administration estimated that improved revenues from stronger economic conditions had reduced the budget gap to about $4 billion. This permitted the Administration to revise its projected budget solutions.

The 2005 Budget Act was signed by the Governor on July 11, 2005. General Fund revenues and transfers are projected to increase 5.7% from $79.9 billion in fiscal year 2004-05 to $84.5 billion in fiscal year 2005-06. The 2005 Budget Act contains General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 is funded by using a part of the $7.5 billion fund balance at June 30, 2005. The June 30, 2006 reserve is projected to be $1.302 billion, compared to an estimated June 30, 2005 reserve of $6.857 billion. About $900 million of this reserve will be set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

The 2005 Budget Act also includes Special Fund expenditures of $23.3 billion and Bond Fund expenditures of $4.0 billion. The state issued $3.0 billion of Revenue Anticipation Notes (RANs) to meet the its short-term cash flow needs for fiscal year 2005-06, the smallest cash flow borrowing in five years.

The 2005 Budget Act was substantially similar to the Governor’s May Revision proposals. It contained the following major components:

1. Proposition 98 — General Fund expenditures are proposed to increase by $2.582 billion, or 7.6% to $36.6 billion. The Budget Act fully funded enrollment growth and a 4.23% cost of living increase. Per pupil spending under Proposition 98 is projected to be $7,402, compared to $7,023 in the previous year. The Budget reflects savings of $3.8 billion resulting from the waiver of the minimum funding guarantee in 2004-05, which will be restored to the Proposition 98 budget in future years as General Fund revenue growth exceeds personal income growth.

2. Higher Education — The 2005 Budget Act provides for total Higher Education funding of $17.8 billion from all revenue sources, including $10.2 billion General Fund. General Fund support for both the UC and CSU was increased by $134 million (about 5 percent) compared to 2004-05. The Budget Act assumes fee increases for undergraduate and graduate students, consistent with the Compact, which have been approved by the UC and CSU governing boards.

3. Health and Human Services — The 2005 Budget Act increased General Fund expenditures by $2.1 billion, or 8.5% to $27.1 billion for Health and Human Services programs. The Budget reflects the suspension of the July 2005 and July 2006 CalWORKs grant cost-of-living-adjustments (COLAs), yielding General Fund savings of $136 million in 2005-06 and $139 million in 2006-07. The Budget further assumes the January 2006 and January 2007 COLAs for SSI/SSP recipients will be suspended for estimated General Fund savings of $132 million in 2005-06, $407.5 million in 2006-07, and $281 million in 2007-08. The Budget also includes federal fiscal relief of $223 million due to progress in implementing a single, statewide automated child support system.

4. Vehicle License Fee Gap Loan Repayment — The 2005 Budget Act fully repays the $1.2 billion that local governments lost between July and October of 2003, when the Vehicle License Fee offset program was temporarily suspended. The state was not required to repay the gap loan until August of 2006. This payment was made in August, 2005.

5. Transportation Funding — The Proposition 42 provision for sales taxes on gasoline to be used for transportation projects was fully funded at an estimated $1.3 billion. (The original budget proposal called for the suspension of this transfer to boost General Fund revenues.) The Budget Act includes a proposal, originally included in the 2004-05 budget, to provide about $1 billion for transportation programs from the sale of future receipts of gaming revenues from new compacts with several Indian tribes. The sale, and a related bond issue, are waiting for resolution of litigation concerning these compacts.

6. Financial Instruments — The Governor’s original plan to sell $1.7 billion of additional deficit financing bonds was deleted from the budget following higher revenue estimates in the May Revision of the Governor’s Budget. The 2005 Budget Act assumes the state’s issuance of pension obligation bonds to fund approximately $525 million of the state’s 2005-06 retirement obligation to the California Public Employees’ Retirement System. However, because of an adverse trial court decision in a lawsuit challenging the validity of these bonds, and the time which would be required for an appeal, these bonds will not be issued before June 30, 2006, and other funds will be required make the pension fund payment. The Budget further reflects the receipt of $525 million in August, 2005 from the refinancing of tobacco securitization bonds. The original 2005-06 Governor’s Budget had included a proposal to issue $464 million of judgment bonds to finance the pending settlement of the Paterno lawsuit, but subsequent developments led to the removal of this proposal from the budget. The State settled three related lawsuits through stipulated judgments. The largest settlement, in the amount of $428 million, provides for the State to make annual payments of $42.8 million per year, plus interest, for ten years; the payments are subject to annual appropriation by the Legislature. The first year’s payment, as well as $36 million to fully discharge the other two stipulated judgments, is included in the 2005 Budget Act.

7. Taxes — The Budget Act contains no new taxes.

8. Future Budget Deficits — The Administration recognized that, absent further corrective action, based on projected revenues and continuation of existing program expenditures, the fiscal year 2006-07 budget will face a gap between revenues and expenditures. The Legislative Analyst’s Office has estimated the potential gap at about $6 billion.

Governor’s Budget Reform Proposals

In order to more permanently eliminate the structural budget gap, the Governor proposed a series of reforms. The Legislature did not adopt any of the Governor’s proposals, but an initiative Constitutional Amendment obtained enough signatures to be placed on the ballot for a special election called by the Governor, which was held on November 6, 2005. This proposal was numbered as Proposition 76, and titled by its authors as the “California Live Within Our Means Act” (hereafter, “LWOM Act”). Governor Schwarzenegger endorsed this proposal. The LWOM Act failed to be approved at the special election. The major features of the LWOM Act were the following:

— A new spending limit on the State General Fund and Special Funds, which would have been in addition to the Appropriations Limit currently imposed by Article XIII B of the Constitution.

— A new mechanism for addressing mid-year budget imbalances, permitting the Governor to declare a fiscal emergency if certain criteria were met, and permitting the Governor to implement cuts in most expenditures if the Legislature failed to enact budget adjustments within a certain period of time.

— Automatic continuation of the prior year’s budget expenditures if a new budget was not adopted by the start of the fiscal year.

— Modifications to the Proposition 98 education funding formulas.

— Modifications to existing laws permitting budgetary borrowing from certain Special Funds, and provisions for the repayment, over a period of 15 years, of existing General Fund obligations, consisting of either borrowings or unfunded mandates, to school districts, local governments and Special Funds.

It is not known whether the Governor will propose any of these reforms again for consideration in 2006.

Legislative Analyst’s Office Report

On November 16, 2005, the independent Legislative Analyst’s Office (“LAO”) released a report titled “California’s Fiscal Outlook: LAO Projections 2005-06 through 2010-11.” In this report the LAO stated that the State’s budget outlook had improved considerably, but that budget challenges remained in the form of a structural deficit of several billion dollars for upcoming years.

With respect to the 2005-06 fiscal year, the LAO estimated that General Fund revenues exceeded estimates by $1 billion for 2004-05, and would exceed estimates by $2.8 billion in 2005-06. In contrast, expenditures in 2005-06 were expected to be about $80 million under budget. As a result, the year-end budget reserve at June 30, 2006 was estimated to increase from the original projection of $1.3 billion to a revised estimate of $5.2 billion. Much of this reserve would be needed to balance the 2006-07 budget, for which the LAO predicted a structural deficit of about $4 billion.

The report also noted that the 2005-06 budget contained about $2 billion in ongoing budgetary savings, mainly for education under Proposition 98 and social services. In addition, much of the additional revenue generated by the improving economy was used to repay a loan to local governments and to delay issuance of additional deficit financing bonds. Despite these positive developments, the LAO projected that structural deficits would continue in the future, peaking at $4.3 billion in 2007-08, and reducing to $600 million in 2010-11. These estimates assume there will not be a major economic downturn, and also do not take into account making transfers from the General Fund to the Budget Stabilization Account (see “Balanced Budget Amendment” above).

Cash Flow Requirements

The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes (“RANs”), which fund annual cash flow requirements and are repaid within the same fiscal year, and revenue anticipation warrants (“RAWs”) which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. The State’s ongoing revenue shortfalls and budget deficits incurred in the last three fiscal years, along with certain unique factors associated with the State’s energy crisis in 2001, placed severe pressure on the State’s cash resources, and required an unprecedented amount of short-term cash flow borrowing.

The State sold a record $12.5 billion of RANs in October 2002, due in June 2003, to cover its cash flow needs. By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. Accordingly, the State issued $11 billion of RAWs, also a record, on June 18, 2003 to pay the RANs and other obligations coming due in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The State issued $3 billion of RANs in October 2003 to fund the remainder of its cash management needs for the 2003-04 fiscal year. For the first time, the entire State RAN issue was supported by external bank credit.

All of the RAWs and RANs due in June 2004 were paid, from a combination of available revenues and proceeds from the sale of economic recovery bonds. For the 2004-05 year, the State issued $6 billion of RANs as part of its normal cash management program, which were paid on June 30, 2005. The State issued $3 billion of RANs for cash management in the 2005-06 fiscal year.

The State has about $3.75 billion of economic recovery bond authorization remaining which can assist in cash management. If it is unable to bring its ongoing structural budget deficit into balance, it may again face cash flow problems in the future and may have to rely on access to public capital markets to maintain adequate cash flow to pay its obligations.

Bond Ratings

The ratings on California’s long-term general obligation bonds were reduced in the early 1990’s from “AAA” levels which had existed prior to the recession. After 1996, through the end of 2000, the three major rating agencies raised their ratings of California’s general obligation bonds as high as “AA” from Standard & Poor’s, “Aa2” from Moody’s and “AA” from Fitch. Starting in December 2002, as the State’s budget and cash condition worsened, all three rating agencies reduced the ratings of California’s general obligation bonds to the “BBB” level. With improved economic conditions and fiscal results, and issuance of economic recovery bonds to reduce cash flow risks, the State’s ratings have been raised and as of December 1, 2005, were Standard & Poor’s “A,” Fitch “A” and Moody’s “A2.” The economic recovery bonds bear higher ratings, in the “AA-” range, because of the additional pledge of a dedicated stream of sales tax revenues.

There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State’s General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State’s General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 “bailout” aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. The enactment of Proposition 1A in November 2004 will substantially change the ability of the State to use local government taxing sources to aid the State budget. See “Recent Financial Results — State-local Fiscal Relations” above.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). In recent years, the State has provided over $350 million to support local law enforcement costs. The current fiscal crisis may result in some reductions in these payments.

To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

Local governments are facing substantial increases in future pension liabilities and health care costs for retirees, and increases in current contribution rates, as a result of (a) generous new retirements benefits granted to employees during recent economic boom times, and (b) reduced earnings resulting from the stock market declines during the 2000-2003 period.

Assessment Bonds. California Debt Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations

The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity’s general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Debt Obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Debt Obligations.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any Debt Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Special Risks with Respect to New York Money Fund

Some of the significant financial considerations relating to the New York Money Fund’s investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York (“AIS”) as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

Financial Disclosure for the State of New York

The State of New York’s most recently completed fiscal year began on April 1, 2004 and ended on March 31, 2005. The most recent published AIS was dated May 4, 2005, updated by the first quarterly update on August 8, 2005 and second quarterly update on November 2, 2005. The information of the State comes from the Department of Budget (“DOB”).

The State’s current fiscal year began on April 1, 2005 and ends on March 31, 2006. On March 8, 2005, the State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2005-06 fiscal year. On March 31, 2005, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for the 2005-06 fiscal year. Subsequently, on April 12, 2005, the Legislature enacted certain amendments to the 2005-06 Enacted Budget.

The State accounts for all of its spending and receipts by the fund in which the activity takes place, and the broad category or purpose of that activity. The State’s four major fund types include:

1) General Fund, which receives most of the State’s tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues;

2) Special Revenue Funds, which receive Federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose;

3) Capital Project Funds, which account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects; and

4) Debt Service Funds, which pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.

Special Considerations. Many complex political, social, and economic forces influence the State’s economy and finances, which may in turn affect the State’s Financial Plan. These forces may affect the State from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State’s control. The State’s Financial Plan (explained under “State Budget”) is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

As of the close of 2004-05, DOB projects balances in the State’s general reserves to guard against unbudgeted risks will total $1.5 billion. The reserves include $872 million in the Tax Stabilization Reserve Fund (“TSRF”) (the State’s “rainy day fund”), $601 million in a new fiscal stability reserve fund, and $21 million in the Contingency Reserve Fund (“CRF”) for litigation. To permanently improve the State’s reserve levels, the Governor has proposed legislation to increase both the maximum size of the State’s rainy day fund from 2 percent to 5 percent of General Fund spending, and the maximum annual deposits from two-tenths of 1 percent to five-tenths of 1 percent of spending. The TSRF is at its statutory maximum balance of 2 percent and can only increase as the size of the budget increases. Aside from the $21 million in the CRF, the current State’s Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, Federal disallowances, or other Federal actions that could adversely affect the State’s projections of receipts and disbursements.

The following provides some of the risks the State is continuing to monitor. The risks presented herein are not comprehensive. Accordingly, readers should refer to the AIS for a more complete review of present risks, including the status of school finance litigation, Native American land claims, and other actions affecting the State.

• The new Medicare prescription drug program is available to all Medicare beneficiaries beginning January 1, 2006. The Federal government now requires the states to finance a portion of this program. Each state’s payment will correspond closely to the spending it would have made on prescription drugs through Medicaid for those recipients who are eligible for both Medicaid and Medicare (“dually eligible”). For New York, the Medicare Part D program is particularly complicated because certain drugs now available to dually eligible individuals through Medicaid will not be covered under Part D, and must be fully financed by the State under Medicaid. The State estimates that Part D implementation could cost $72 million in the current year growing to roughly $400 million in 2006-07 and $500 million in 2007-08.

• An ongoing risk to the State’s Financial Plan arises from the potential impact of certain litigation and Federal disallowances now pending against the State, which could produce adverse effects on the State’s projections of receipts and disbursements. For example, the Federal government is currently auditing Medicaid claims submitted since 1993 under the School Supportive

Health Services Program. At this point, these audits have not been finalized, and, as a result, the liability of the State and school districts for any disallowances cannot be determined. Federal regulations include an appeals process that could postpone repayment of any disallowances. The current Financial Plan assumes the Federal government will fully reimburse these costs. In addition, a portion of Federal Medicaid payments related to School Supportive Health Services have been deferred by the Federal Centers for Medicare and Medicaid Services pending finalization of audits. Since the State has continued to reimburse local school districts for these costs, these Federal deferrals, if not resolved, could negatively impact the Financial Plan. Alternatively, if the State suspends reimbursement, local governments could be adversely affected.

The Office of the Inspector General (“OIG”) of the Department of Health and Human Services is conducting six audits of aspects of New York State’s School Supportive Health Services program with regard to Medicaid reimbursement that cover $1.5 billion in claims submitted between 1990 and 2001. To date the OIG of the Department of Health and Human Services has issued three final audit reports, which cover claims submitted by upstate school districts for speech pathology and transportation services and New York City for speech pathology services. In these reports, OIG recommends that the State refund to the Centers for Medicare and Medicaid Services (“CMS”) $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, and $436 million of the $551 million in claims submitted for New York City speech pathology services. While CMS has not taken any action with regard to the recommended disallowances by OIG, CMS is deferring 25 percent of New York City claims and 9.7 percent of claims submitted by the rest of the State pending the completion of the audits. The State disagrees with the audit findings on several grounds and has requested that these be withdrawn.

• In December 2003, the State received partial Federal approval of the Medicaid State Plan Amendment necessary to make disproportionate share hospital payments over two years to public hospitals throughout the State, including the New York City Health and Hospitals Corporation (“HHC”), State University of New York (“SUNY”), and other State and county-operated hospitals. Although full payment for SUNY and State-operated hospitals was secured with the initial approval, the State continues to seek Federal approval of the balance of anticipated payments totaling roughly $1.3 billion for HHC and other county hospitals. Failure of the Federal government to approve these remaining payments in a timely manner will exacerbate the current adverse impact of these delays on the State’s health care financing system.

• As a result of Hurricanes Katrina and Rita and the related surge in energy prices, the State is expecting to pay more to supply heat and electricity to its buildings, including the Department of Corrections and Mental Hygiene facilities and the State University of New York (SUNY) campus, and to fuel its fleet of cars, including State Police and Transportation vehicles. The Governor has proposed a legislative package to promote greater energy efficiency and to mitigate the impact of higher energy costs. Similarly, the Legislature is evaluating a range of policy options to mitigate the impact of higher energy prices on businesses and households. The potential fiscal impact of these proposals is not reflected in the current Financial Plan.

• The State was involved in litigation challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield from a not-for-profit corporation to a for-profit corporation. The State is involved in litigation challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield from a not-for-profit corporation to a for-profit corporation. On June 20, 2005, the Court of Appeals ruled in favor of the State in this litigation. As a result, the State

Comptroller has transferred the Empire proceeds received to date ($754 million) that were held in escrow pending resolution of the court to the Health Care Reform Act (“HCRA”) Resources Fund. On September 27, 2005, WellPoint and WellChoice (or Empire or Empire Blue Cross) announced that the two companies had agreed to merge. Under the merger, WellPoint will provide WellChoice stockholders a blend of cash and stock. As a result of this transaction, the New York Public Asset Fund, which owns about 52 million shares of WellChoice stock and is the State’s agent in the transaction, is expected to receive approximately $2 billion in cash in 2005-06, plus about 27 million shares of WellPoint common stock.

If the transaction closes during the first quarter of calendar 2006, HCRA would receive $2 billion in cash in 2005-06, or approximately $850 million more than originally planned. Other risks inherent in the current projections include the performance of the State and national economies, adverse judgments against the State, and changes in the level of Federal aid. The expected merger of WellChoice, Inc. and WellPoint, Inc. would eliminate the most significant known risk to the State’s 2005-06 Financial Plan.

In May 2005, the State Court of Appeals upheld the constitutionality of Video Lottery Terminals (“VLTs”). The ruling allows for the continued operation of VLTs and distinguishes VLTs from slot machines, which are not permitted under the New York State Constitution. This ruling ensures that the State will continue receiving revenues from VLTs, which have so far been implemented at five of the State’s racetracks. Four other racetracks have received authorization to operate VLTs, and are in various stages of implementation. The Financial Plan assumes that VLT revenues will be used to continue to finance the State’s SBE aid program. The SBE aid program is part of the State’s efforts to comply with a State Court of Appeals ruling that found that the school finance system failed to provide students in New York City with the opportunity for sound basic education aid programs (“SBE”), in violation of the State Constitution.

State Economy. The New York economy continues to expand. Recent above-trend national growth rates have helped to buttress the New York State economy, putting the State well on its way to a full recovery from the impact of the September 11 attack, and reversing several years where the State’s job base was in decline. Total New York non-farm employment is projected to grow 1.0 percent for 2005, with private sector job growth of 1.3 percent projected for the current year. The continued strengthening of the State economy will help to support the housing market in 2005, though the torrid pace of growth observed in 2004 is not expected to be sustained. With the pickup in equity market activity toward the end of 2004, the securities industry saw solid profit levels, though below those earned in 2003. Consequently, bonus growth for 2005 will fall short of the extraordinary growth experienced in 2004, offsetting the impact of higher employment growth on personal income and wages. Both New York personal income and its largest component, wages and salaries, are expected to grow 4.9 percent for 2005.

In addition to the risks associated with the national economic forecast, there exist specific risks to the State economy. Chief among them is a weaker performance within the financial sector than is currently projected. Rising interest rates tend to have a more negative impact on the New York economy than on the nation as a whole and, therefore, disproportionately affect New York. Higher energy prices and global instability also loom large as risks to equity market performance. A weaker financial market performance than expected could result in lower bonus payment growth than projected, though this impact would be largely felt during the first quarter of 2006. In contrast, a stronger national economy than expected could result in stronger equity market growth and, in turn, greater demand for financial market services and even stronger income growth in that sector than expected.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Services: The services industries include professional and business services, education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation.

Manufacturing: Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

Trade, Transportation & Utilities: The trade, transportation, and utilities sector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by income share. This sector accounts for slightly less employment and wages for the State than for the nation.

Financial Activities: New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes nearly one-fifth of total wages.

Agriculture: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities.

Government: Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

State Budget. The Executive Budget is the Governor’s constitutionally mandated annual submission to the Legislature which contains his recommended program for the forthcoming fiscal year. It projects disbursements and expenditures needed to carry out the Governor’s recommended programs and receipts and revenues expected to be available for such purpose. The recommendations contained in the Executive Budget serve as the basis for the State Financial Plan which is adjusted after the Legislature acts on the Governor’s submission. Under the State Constitution, the Governor is required each year to propose an Executive Budget that is balanced on a cash basis.

The State Financial P1an sets forth projections of State receipts and disbursements in the governmental fund types for each fiscal year and is prepared by the Director of the DOB, based initially upon the recommendations contained in the Executive Budget. After the budget is enacted, the State Financial Plan is adjusted to reflect revenue measures, appropriation bills and certain related bills enacted by the Legislature. It serves as the basis for the administration of the State’s finances by the DOB.

The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the Federal government or the State, obligations of certain Federal agencies that are not guaranteed by the Federal government, certain general obligations of other states, direct obligations of the State’s municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers’ acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities in which the State invests moneys held by funds administered within the State Treasury must mature within 12 years of the date they are purchased. Money impounded by the Comptroller for payment of Tax and Revenue Anticipation Notes may only be invested, subject to the provisions of the State Finance Law, in (i) obligations of the Federal government, (ii) certificates of deposit secured by such obligations, or (iii) obligations of or obligations guaranteed by agencies of the Federal government as to which the payment of principal and interest is guaranteed by the Federal government.

In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97); $2.3 billion (1997-98); less than $1 billion (in each of the fiscal years 1998-99 through 2000-01); $6.8 billion (2002-03); $2.8 billion (2003-04) and $5 billion (2004-2005). The 2006 Financial Plan projects budget gaps of $2.9 billion in 2006-07 and $3.9 billion in 2007-08.

General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State’s largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

DOB reported a 2004-05 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the 2004-05 fiscal year with a balance of $1.2 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-05), the CRF ($21 million), and the Community Projects Fund (“CPF”) ($325 million).

General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State’s securitization of tobacco settlement payments in 2003-04.

All Funds. The State ended the 2004-05 fiscal year with an All Funds cash balance of $3.0 billion. Partially offsetting the $3.2 billion State Funds balance described above, the Federal

Funds had a negative closing balance of $249 million, including $248 million in Federal capital projects funds and $1 million in Federal special revenue funds. The negative balance in the capital projects fund results from outstanding loans from the Short Term Investment Pool (“STIP”) used to finance capital projects costs prior to the receipt of bond proceeds.

All Funds receipts for 2004-05 totaled $100.6 billion, a decrease of $546 million from the February Financial Plan projections. The variance was primarily the result of lower-than-expected collections from Federal grants, partially offset by higher-than-expected receipts from miscellaneous receipts and taxes. All Funds disbursements for 2004-05 totaled $100.7 billion, a decrease of $514 million from the February Financial Plan projections. The decline in State Funds spending of $54 million, combined with a decline in Federal Funds spending of $460 million, account for the variance. In addition to the State Funds variance described above, Federal funds for education programs and World Trade Center reimbursement were revised downward.

All Funds spending totaled $100.7 billion in 2004-05, $3.3 billion (3.4 percent) higher than in 2003-04. The Federal component of All Funds spending grew by $703 million (2 percent) from 2003-04 levels. Significant areas of Federal growth included Medicaid and transportation, partially offset by lower spending in higher education and children and family services. Medicaid spending supported by Federal funds increased by $1 billion, primarily reflecting underlying program growth (inflation, caseload, etc.). Federal aid for transportation increased by $323 million, reflecting accelerated spending in transportation programs supported by Federal grants. Higher education spending decreased by $217 million, largely the result of Temporary Assistance for Needy Families (“TANF”) funding, used to finance the Tuition Assistance Program in 2003-04, no longer available in 2004-05. Federal spending for children and family services decreased by $195 million, largely attributable to an unusually high claiming pattern in 2003-04 for several of its programs. All other Federal spending decreases totaled $257 million.

While the current fiscal year is balanced, the magnitude of future budget gaps requires timely and aggressive measures to restore structural balance. The Governor is continuing implementation of a fiscal management plan that includes measures intended to reduce costs and generate recurring savings in the outyears. The State faces potential General Fund budget gaps of $2.5 billion in 2006-07, and $4.4 billion in 2007-08.

Since the Executive Budget, $1.4 billion in new resources have been identified to finance $1.4 billion in net additions for the General Fund budget in 2005-2006. The DOB revised its forecast for the budget gaps totals in the update to the May 4, 2005 AIS, with $2.9 billion in 2006-07, a decrease from the AIS of $263 million, and $3.9 billion in 2007-08, a decrease of $202 million from the AIS. In summary, the Enacted Budget authorized approximately $1.8 billion of the $2.8 billion in spending restraint proposed with the Executive Budget, including (a) roughly one-half of the $1.1 billion in proposed Medicaid provider and recipient cost containment and all $800 million in savings from financing certain Medicaid spending outside of the General Fund, (b) debt management initiatives to help reduce the growth in debt service costs ($150 million), and (c) mental hygiene savings ($250 million). Revenue actions net of tax cuts total $605 million, or $72 million above the $533 million proposed with the Executive Budget. Finally, $889 million in one-time actions are authorized in the budget, an increase of $33 million above the Executive proposal.

The Executive Budget for 2005-2006 presented a balanced General Fund Financial Plan that eliminated a projected budget gap of $4.2 billion. The Enacted Budget Financial Plan for 2005-06 is also balanced, the result of both new resources and the approval of roughly $3.3 billion of the $4.1 billion in Executive Budget gap-closing recommendations. Reserves have been increased to $1.5 billion. The Enacted Budget included nearly eighty percent of the $4.2 billion in gap-closing actions proposed in the 2005-06 Executive Budget. The Legislature also increased spending for several programs, including school aid. The additional costs were financed with additional resources identified since the time of the Executive Budget.

Personal Income Tax (“PIT”) net receipts for 2004-05 reached $27.997 billion, an increase of $352 million (1.5 percent) from 2003-04 due largely to a modestly improved economic environment and the second-year impact of the temporary three-year PIT increase enacted in 2003. The increase is partially offset by a $1.63 billion lower contribution from the refund reserve account. Net of refund reserve transactions, All Funds income tax receipts grew 8.8 percent over 2002-03 results.

General Fund PIT receipts are projected to increase from 2004-05. The increase is due to continued economic improvement in 2005 (stronger withholding and estimated tax payments), strong payments on 2004 tax liability (higher final returns and extensions offset slightly by an increase in refunds) and a smaller deposit into the PIT refund reserve account. This amount is offset by a larger deposit to the Revenue Bond Tax Fund (“RBTF”).

Presented below are the historical financial results for each of the three fiscal years ended prior to the recently completed fiscal year of 2004-05. Final historical financial results for 2004-05 will become available upon publication of the Annual Information Statement for fiscal year 2005-06.

2004-05 Fiscal Year. The closing fund balance excludes $1.3 billion on deposit in the refund reserve account at the end of the 2004-05 fiscal year, including $601 million in the new fiscal stability reserve fund. General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State’s securitization of tobacco settlement payments in 2003-04. General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-05, an increase of $1.6 billion from 2003-04. Medicaid, school aid, fringe benefits, and debt service were the main sources on annual growth.

DOB reported a 2004-2005 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the 2004-05 fiscal year with a balance of $1.2 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-05), the CRF ($21 million), and the CPF ($325 million). The closing fund balance excludes $1.3 billion on deposit in the refund reserve account at the end of the 2004-05 fiscal year, including $601 million in the new fiscal stability reserve fund. General Fund receipts, including transfers from other funds, totaled $43.8 billion in 2004-05, an increase of $1.4 billion from 2003-04 results. Tax receipts, excluding the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State’s securitization of tobacco settlement payments in 2003-04. General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-05, an increase of $1.6 billion from 2003-04. Medicaid, school aid, fringe benefits, and debt service were the main sources on annual growth.

2003-04 Fiscal Year. DOB reported a 2003-04 General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the 2003-04 fiscal year with a balance of $1.1 billion, which included dedicated balances of $794 million in the TSRF (after an $84 million deposit at the close of 2003-04), $21 million in the CRF, and $262 million in the CPF. The closing fund balance excludes $1.2 billion on deposit in the refund reserve account at the end of the 2003-04 fiscal year.

Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although 2003-04 year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State’s social services programs to a greater extent than anticipated in the Enacted Budget Financial Plan. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional Financial Plan costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

The State ended the 2003-04 fiscal year with an All Funds cash balance of $2.9 billion. In addition to the $2.6 billion State Funds balance described above, the Federal Funds had a closing balance of $321 million, including $480 million in Federal special revenue funds, partially offset by a negative balance in the Federal capital projects funds of $159 million. The fund balance in the special revenue funds partly reflects the timing of receipts and disbursements (e.g., dedicated monies received for a specified purpose prior to disbursement). The negative balance in the Capital Projects Fund results from outstanding loans from STIP used to finance capital projects costs prior to the receipt of bond proceeds.

All Funds receipts for 2003-04 totaled $99 billion, a decrease of $75 million from the February Financial Plan (see below) projections. The variance was primarily the result of lower-than-expected collections from miscellaneous receipts partially offset by higher-than-expected receipts from taxes and Federal grants. All Funds disbursements for 2003-04 totaled $97.3 billion, a decrease of $977 million (1 percent) from the February Financial Plan projections. The decline in State Funds spending of $791 million, combined with a decline in Federal Funds spending of $186 million, account for the variance. In addition to the State Funds variance described above, Federal funds for welfare and Medicaid experienced transaction delays.

2002-03 Fiscal Year. In the revised Financial Plan dated February 28, 2003 (the “February Financial Plan”), the State projected a 2002-03 budgetary imbalance of $2.4 billion in the General Fund attributable primarily to a projected revenue shortfall of $2.2 billion. The State achieved $700 million in administrative savings during the year to reduce the imbalance to $1.7 billion. To help close the remaining projected 2002-03 imbalance, improve the State’s cash flow position, and reduce the projected budget gaps in 2003-04 and 2004-05, the Governor proposed selling a portion of the State’s future share of tobacco settlement payments to a statutorily created, bankruptcy-remote corporation. However, the State Legislature did not enact legislation authorizing the tobacco settlement sale during 2002-03. Therefore, to eliminate the remaining $1.7 billion imbalance in 2002-03 and maintain reserves at a level consistent with the February Financial Plan, the State implemented a contingency plan in which it deferred $1.9 billion in planned spending to 2003-04.

After these actions, the State ended the 2002-03 fiscal year with available General Fund cash resources of $1.01 billion. The General Fund cash balance at year-end totaled $815 million and the refund reserve account had $200 million in resources not budgeted for other purposes. The General Fund balance was comprised of $710 million in the TSRF, $20 million in the CRF to pay costs related to litigation against the State, and $85 million in the CPF, which pays primarily for legislative “member items.”

The closing balance excluded amounts on deposit in the refund reserve account. The State ended the 2002-03 fiscal year with $627 million on deposit in the refund reserve account, an increase of $200 million above budgeted levels. The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other Financial Plan objectives, including the movement of resources from one year to the next. Changes to the refund reserve affect the level of reported PIT receipts.

General Fund receipts and transfers from other funds totaled $37.4 billion in 2002-03, a decrease of $2.3 billion from the February Financial Plan forecast. The February Financial Plan had counted on $1.9 billion in revenues from the tobacco settlement sale. General Fund disbursements and transfers to other funds totaled $37.6 billion, a decrease of $2.2 billion from the February Financial Plan. The substantial decline resulted from the deferral of $1.9 billion in payments originally scheduled for 2002-03 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-03 (a decrease of $1.7 billion or 4 percent from 2001-02 results).

2001-02 Fiscal Year. The State ended its 2001-02 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-01 fiscal year. Of this balance, $710 million was held in the TSRF (after a deposit of $83 million in fiscal year 2001-02), $157 million in the CRF, $159 million in the CPF, and $5 million in the Universal Pre-kindergarten Fund. The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year.

General Fund receipts, including transfers from other funds, totaled $41.4 billion for the 2001-02 fiscal year, an increase of $1.26 billion (3.3 percent) over fiscal year 2000-01 results. Receipts results for fiscal year 2001-02 reflect refund reserve transactions that had the effect of reducing PIT receipts in the 2001-02 fiscal year and increasing them in the 2002-03 fiscal year. In comparison to the 2001-02 Financial Plan projected in January 2002 (the “January Financial Plan”), receipts were $1.3 billion lower than projected. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion, a decrease of $225 million from the January Financial Plan (the January Financial Plan also adjusted the refund reserve for a projected deposit of $1.13 billion for economic uncertainties). The decrease of $225 million in receipts reflected lower-than-expected personal income and business tax collections due from 2001 tax year liability.

General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.52 billion (3.8 percent) for the 2000-01 fiscal year. In comparison to the January Financial Plan, disbursements were $233 million lower than projected. A portion of the lower amount of spending was attributable to the timing of payments and these payments are expected to occur in the 2002-03 fiscal year.

Limitations on State Supported Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (“Debt Reform Act”) imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. Except as noted in the next sentence, the State Constitution also provides that general obligation bonds must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. However, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to 30 years.

The Debt Reform Act imposes phased-in caps on new debt outstanding and new debt service costs, limits the use of debt to capital works and purposes only, and establishes a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and will gradually increase until it is fully phased in at 5 percent in 2013-14.

The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Pursuant to the provisions of the Debt Reform Act, the most recent annual calculation of the limitations imposed by the Debt Reform Act was reported in the Financial Plan Update most proximate to October 31, 2004. On October 30, 2004, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding at March 31, 2004 at 1.55 percent of personal income and debt service on such debt at 0.84 percent of total governmental receipts, compared to the caps of 1.98 percent for each. DOB projects that debt outstanding and debt service costs for 2004-05 and the entire five-year forecast period through 2009-10 will also be within the statutory caps.

The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 15 percent of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15 percent of total outstanding State-supported debt.

As of March 31, 2005, State-supported debt in the amount of $40.7 billion was outstanding, resulting in a variable rate exposure cap and an interest rate exchange agreement cap of about $6.1 billion each. As discussed below, as of March 31, 2005, both the amount of outstanding variable rate instruments resulting in a variable rate exposure and interest rate exchange agreements are less than the authorized totals of 15 percent of total outstanding State-supported debt, and are projected to be below the caps for the entire forecast period through 2009-10.

All interest rate exchange agreements are subject to various statutory restrictions such as minimum counterparty ratings, monthly reporting requirements, and the adoption of interest rate exchange agreement guidelines. All the authorized issuers have adopted uniform guidelines as required by statute. As of March 31, 2005, the State expects to have approximately $2.09 billion in net variable rate exposure, including amounts reserved for LIBOR swaps (or about 9 percent of total State-supported debt outstanding), and has entered into a total notional amount of $5.97 billion in interest rate exchange agreements (or about 14.7 percent of total State-supported debt outstanding). These ratios are expected to increase over the five-year projections but remain below the 15 percent limitations.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State’s authorities and public benefit corporations (“Authorities”). The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State.

State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the “Capital Plan”) with the Executive Budget, and update the Capital Plan by the later of July 30 or 90 days after the enactment of the State Budget. The Governor submitted the Capital Plan as part of the Executive Budget on January 18, 2005. The State expects to continue to use lease-purchase and contractual-obligation financing arrangements to finance its capital programs, and expects to finance many of these capital programs with State PIT Revenue Bonds. The Enacted Capital Plan projects that $2.8 billion of State PIT Revenue Bonds, $163 million of SUNY Dormitory Facilities Revenue Bonds, $203 million of Mental Health Facilities Improvement Revenue Bonds and $21 million of Department of Health Revenue Bonds will be issued in 2005-06. The Enacted Capital Plan also reflects the issuance of $3.7 billion of Dedicated Highway and Bridge Trust Fund Bonds, including the anticipated issuance of about $3 billion of bonds to restructure outstanding bonds to more closely align the principal amortization schedule with the underlying useful lives of the projects financed.

In 2001, legislation was enacted to provide for the issuance by certain State authorities of State PIT Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State PIT Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

The legislation provides that 25 percent of PIT receipts (excluding refunds owed to taxpayers and deposits to School Tax Relief program (“STAR”) be deposited to the RBTF for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25 percent of annual PIT receipts or $6 billion.

The State issued its first State PIT Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002. As of March 31, 2005, approximately $4.5 billion of State PIT Revenue Bonds have been issued and outstanding.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation (“LGAC”) to restructure the way the State makes certain local aid payments.

On January 13, 1992, S&P reduced its ratings on the State’s general obligation bonds from A to A- and, in addition, reduced its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State’s general obligation bonds from A- to A and revised its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State’s outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State’s long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State’s long-term general obligations.

On January 6, 1992, Moody’s reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody’s reconfirmed its A rating on the State’s general obligation long-term indebtedness. On March 20, 1998, Moody’s assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody’s affirmed its A2 rating with a stable outlook to the State’s general obligations. In June 2000, Moody’s revised its outlook on the State’s general obligations from stable to positive. On December 6, 2002, Moody’s changed its outlook on the State’s general obligation bonds from stable to negative but retained its A2 rating. As of July 5, 2005, the State was upgraded to A1.

On June 5, 2003, Fitch Ratings assigned its AA- rating on New York’s long-term general obligations.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2005-06 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its AIS.

Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State’s Medicaid policies, including its rates, regulations and procedures; (3) a challenge to the Governor’s application of his constitutional line item veto authority; (4) a challenge to the funding for New York City public schools; (5) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor; and (6) the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2005-06 Financial Plan. The State believes that the 2005-06 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2005-06 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2005-06 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2005-06 Financial Plan.

On November 23, 1998, the attorneys general for 46 states (including New York) entered into a master settlement agreement (“MSA”) with the nation’s largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

In Freedom Holdings Inc. et al. v. Spitzer et al., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 MSA that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an “output cartel” in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants’ motion to dismiss the complaint for failure to state a cause of action. In an opinion decided January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges MSA itself (as well as other related State statutes) primarily on preemption grounds, and plaintiffs currently are seeking preliminary injunctive relief. On September 14, 2004, the District Court denied all aspects of plaintiffs’ motion for a preliminary injunction, except that portion of the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction.

In Campaign for Fiscal Equity, Inc. et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the State’s method of providing funding for New York City public schools. Plaintiffs sought a declaratory judgment that the State’s public school financing system violates article 11, section 1 of the State Constitution and Title VI of the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the Federal and State constitutions and Title VI of the Federal Civil Rights Act of 1964. It reversed dismissal of the claims under article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.

By decision dated January 9, 2001, following trial, the trial court held that the State’s education funding mechanism does not provide New York City students with SBE as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court’s decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

On June 26, 2003, the State Court of Appeals ruled that the State’s financing system for New York City schools was unconstitutional. On July 6, 2005, the Court of Appeals denied the plaintiffs’ motions for reargument in both cases. The Court of Appeals found that the system denied students in New York City schools a sound basic education, which it generally described as the “opportunity for a meaningful high school education, one which prepares them to function productively as civic participants.” The Court of Appeals directed the State to implement a remedy by July 30, 2004. Most recently, the Commission on Educational Reform issued a report that identified a “resource gap” of between $2.5 billion and $5.6 billion to provide all students with SBE. The 2004-05 Executive Budget proposes an additional $100 million in General Fund support to New York City on a school year basis for this purpose and reserves all VLT revenues to provide SBE funding while the Governor’s Commission on Educational Reform outlines a series of options for the State to consider. On a fiscal year basis, the VLT revenues are projected to increase from $240 million in 2004-05 to $950 million in 2005-06 to $1.3 billion in 2006-07, and ultimately to over $2 billion annually.

In Local Government Assistance Corporation et al. v. Sales Tax Asset Receivable Corporation and The City of New York (Supreme Court, Albany County), the petitioners challenge, inter alia, the constitutionality of Public Authorities Law section 3238-a, which requires LGAC to annually transfer $170 million to The City of New York. Section 3238-a was enacted in 2003 as part of legislation (Part A4 of Chapter 62 and Part V of Chapter 63 of the Laws of 2003) authorizing the refinancing of debt incurred by the Municipal Assistance Corporation (the “MAC Refinancing Act”). By decision and order dated September 17, 2003, the court held that the MAC Refinancing Act was constitutional. Petitioners have appealed from the decision and order to the Appellate Division, Third Department. By decision and order entered August 27, 2003, the Appellate Division, Third Department granted a preliminary injunction restraining defendants, inter alia, from issuing any bonds pursuant to the MAC Refinancing Act pending appeal.

By memorandum and order entered March 4, 2004, the Appellate Division, Third Department, held that, to the extent that Public Authorities Law section 3240 exempted payments made pursuant to Public Authorities Law 3238-a from the necessity of annual legislative appropriations, it violated the provisions of article VII, section 11 of the New York State Constitution. The Appellate Division then severed the offending portion of section 3240 and upheld the constitutionality of the remainder of the MAC Refinancing Act. Both parties have appealed from the March 4, 2004 memorandum and order to the Court of Appeals.

There are numerous cases in which nursing homes have challenged the statutory provisions setting the reimbursement methodology pursuant to which they receive Medicaid payments, including New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke’s Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

In a decision dated June 3, 2003, involving seven consolidated cases (Matter of St. James Nursing Home v. DeBuono), the Supreme Court, Albany County, partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with State Plan Amendment 95-23. The court dismissed petitioners’ claims as to the Medicaid rates associated with State Plan Amendments 95-24 and 96-24. The State has appealed from this decision.

In New York Association of Homes and Services for the Aging v. DeBuono, et al., the United States District Court for the Northern District of New York dismissed plaintiffs’ complaint by order dated May 19, 2004. Plaintiffs have appealed to the Second Circuit Court of Appeals. Several related State Court cases involving the same parties and issues have been held in abeyance pending the result of the litigation in Federal Court.

In Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello, the Supreme Court, Erie County, dismissed the petition by decision, order and judgment dated December 22, 2004. Petitioners have appealed to the Supreme Court, Appellate Division, Fourth Department.

In related cases, New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., Valley Health Services v. State and Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek judgments declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, amendments to Public Health Law § 2907-d, enacted as part of Chapter 1 of the Laws of 2002, also known as the Health Care Workforce Recruitment & Retention Act of 2002, or “HCRA 2002,” which impose a 6 percent assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Court granted summary judgment to defendants dismissing the Sitrin case. Plaintiffs have appealed from this decision, but subsequently withdrew their appeal. Therefore, this case is concluded.

In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the “public asset fund” to be used for the purpose set forth in § 7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002.

By decision dated February 28, 2003, the Supreme Court, New York County, granted the defendants’ motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs’ motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint. By decision dated October 1, 2003, the court denied defendants’ motions to dismiss, except for the motions to dismiss brought by the individually named members of the board of directors of Empire Healthchoice, Inc. The court also declined to vacate the temporary restraining order directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account. Plaintiffs have appealed from the February 28, 2003 decision. The defendants have appealed from the October 1, 2003 decision.

By decision and order dated May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff’s original complaint but also affirmed the denial of defendants’ motion to dismiss the amended claim. The State, the other defendants and the plaintiffs moved in the Appellate Division, First Department, for leave to appeal to the Court of Appeals. On October 12, 2004, the First Department granted leave to appeal. By decision dated June 20, 2005, the Court of

Appeals dismissed all of plaintiff’s claims. On July 7, 2005, a judgment was entered in favor of defendants in Supreme Court, New York County. Prior to November 2, 2005, the time in which plaintiffs may seek any further appeals expired.

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants’ answers. By decision dated October 20, 2003, the District Court denied the State’s motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution. A bill that would implement the terms of the Haudenosaunee-Mohawk settlement agreement has been passed by the New York State Assembly and awaits action by the New York State Senate. On August 12, 2005, the District Court stayed all further proceedings in this case until February 15, 2006 subject to possible extension.

On November 29, 2004, the plaintiff tribal entities, with one exception, approved a settlement proposed by the State, which would require enactment of State and Federal legislation to become effective. The plaintiff tribal entity that did not approve the proposed settlement on November 29, 2004, subsequently expressed its approval.

In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the Federal government’s motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest.

The State has appealed from the judgment to the United States Court of Appeals for the Second Circuit. Following argument of the appeal, the Second Circuit requested that the parties brief the Court on the impact of the decision of the United States Supreme Court in City of Sherrill v. Oneida Indian Nation of New York, et al., a case to which the State is not a named party, in which the United States Supreme Court has held that parcels of land recently acquired by the Oneida Indian Nation of New York within the 1788 reservation boundaries are subject to local property taxation. On October 1, 2004, the State filed an action in the District Court for the Northern District Court under the Federal Tort Claims Act, seeking contribution from the United States toward the $248 million judgment and post-judgment interest. On June 28, 2005, the Second Circuit held that plaintiffs’ possessory land claim is subject to the defense of laches and is barred on that basis. The Second Circuit Court reversed the judgment of the District Court and entered judgment for defendants. On September 8, 2005 the Second Circuit denied plaintiff’s motion for reconsideration and en banc review.

Settlements were signed on by the Governor of the State with the Chief of the Seneca-Cayuga Tribe of Oklahoma on November 12, 2004 and with the Cayuga Indian Nation of New York on November 17, 2004 which would, in part, require enactment of State and Federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. These agreements provide for differential payments to be made to the plaintiff tribes, based upon the outcome of the appeal now pending in the Second Circuit. No legislation was enacted by September 1, 2005 and no extension of time was agreed upon.

In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands allegedly constituting the aboriginal territory of the Onondaga Nation within the State are the property of the Onondaga Nation and the Haudenosaunee, or “Six Nations Iroquois Confederacy,” and that conveyances of portions of that land pursuant to treaties during the period 1788 to 1822 are null and void. The “aboriginal territory” described in the complaint consists of an area or strip of land running generally north and south from the St. Lawrence River in the north, along the east side of Lake Ontario, and south as far as the Pennsylvania border, varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse. On October 28, 2005, the District Court stayed all further proceedings in this case until it is known whether the plaintiffs in the Cayuga Indian Nation of New York case will ask the United States Supreme Court to review the Second Circuit’s June 28, 2005 decision. Proceedings in this case will be stayed until the Supreme Court either declines to review the Second Circuit’s decision or issues an opinion in that case.

In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their claim of ownership of certain islands in the Niagara River and the New York State Thruway right of way where the Thruway crosses the Cattaraugus reservation in Erie and Chautauqua Counties. By order dated November 17, 1999, the District Court confirmed the July 12, 1999 magistrate’s report, which recommended granting the State’s motion to dismiss that portion of the action relating to the Thruway right of way and denying the State’s motion to dismiss the Federal government’s damage claims. By decision and order dated June 21, 2002, the District Court granted summary judgment to defendants dismissing that portion of the action relating to the islands in the Niagara River. A judgment entered June 21, 2002 dismissed all aspects of this action. Plaintiffs appealed from the judgment to the U.S. Court of Appeals for the Second Circuit. By decision dated September 9, 2004, the Second Circuit affirmed the judgment of the District Court. Plaintiffs have petitioned the Second Circuit for rehearing en banc. On July 8, 2005, the Second Circuit denied the United States’ motion for rehearing en banc.

On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within the affected 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.

In a decision dated March 29, 2002, the District Court granted, in part, plaintiffs’ motion to strike the State’s defenses and counterclaims. The defenses that were dismissed may not be asserted as to liability, but may still be asserted with respect to damages. The District Court also denied the State’s motion to dismiss for failure to join indispensable parties. On December 7, 2004, settlement agreements were signed between the State, the Oneidas of Wisconsin and the Stockbridge-Munsee Tribe, which contemplated the extinguishment of all Oneida and other Indian claims in the tract at issue in this litigation. Although the agreements provided for monetary payment, transfers of lands and other consideration to non-signatory tribal plaintiffs, these agreements were not signed by the United States, the Oneidas of New York, the Oneidas of the Thames Band or the New York Brothertown. The settlement agreements required the passage of State and Federal legislation by September 1, 2005 in order to become effective, unless the parties agreed to an extension of time. No such legislation was enacted and no extension of time was agreed upon. On August 18, 2005, the District Court stayed all further proceedings in this case until it is known whether the plaintiffs in the Cayuga Indian Nation of New York case will ask the United States Supreme Court to review the Second Circuit’s June 28, 2005 decision.

Proceedings in this case will be stayed until the Supreme Court either declines to review the Second Circuit’s decision or issues an opinion in that case.

In Dalton, et al. v. Pataki, et al. and Karr v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, which respectively authorize (1) the governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of VLTs at certain race tracks in the State and (3) the Division of the Lottery to enter into a joint, multi-jurisdiction and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of Chapter 383.

By opinion and order entered July 7, 2004, the Appellate Division, Third Department, upheld the constitutionality of tribal-state compacts and the joint, multi-jurisdiction and out-of-State lottery. The Appellate Division held that the statute authorizing the Division of the Lottery to license the operation of VLTs at certain racetracks in the State violated the provisions of the State Constitution that require the net proceeds of State-operated lotteries be applied exclusively to or in aid or support of education in this State as the Legislature may prescribe. The State, certain other defendants, and the plaintiffs in both Dalton, et al. v. Pataki, et al. and Karr v. Pataki, et al. have appealed to the Court of Appeals from this order. In an opinion dated May 3, 2005, the Court of Appeals modified the July 7, 2004 opinion and order and declared parts B, C and D of Chapter 383 of the Laws of 2001 constitutional. On July 6, 2005, the Court of Appeals denied the plaintiffs’ motions for reargument in both cases.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. As of December 31, 2004, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $120.4 billion, only a portion of which constitutes State-supported or State-related debt.

New York City and Other Localities. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city’s ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

The City regularly produces Official Statements in connection with the issuance of its bonds and notes. Copies of these are required to be filed with and are available from the nationally recognized municipal securities information repositories. Reference is made to such Official Statements for information about the City. The information about the City which is included herein is not a summary and is necessarily incomplete.

New York City Fiscal Budget: The 2006 Executive Budget is $49.7 billion. This is the twenty-sixth consecutive budget which is balanced under generally accepted accounting principles (“GAAP”). For fiscal year 2005 an operating surplus of $3,271 million is projected, which will be used to help balance the 2006 Executive Budget. The Executive Budget and Financial Plan include $3,271 million of discretionary transfers and prepayments in 2005, reflecting discretionary transfers of $1,704 million to the budget stabilization account and $88 million in lease debt service due in fiscal year 2006, subsidy prepayments of $208 million to the Transit Authority, $172 million to the HHC and

$152 million to the Library Systems, and a Miscellaneous Budget grant of $947 million to the Transitional Finance Authority in fiscal year 2005, which increases PIT revenue by $947 million in fiscal year 2006. The 2005 forecast provides for a general reserve of $40 million to offset any adverse changes, which may surface during the remainder of the fiscal year or during the audit of the operating results. Savings from State actions of $317 million and requests for Federal assistance of $50 million are assumed in the budget. The 2006 budget provides for a general reserve of $300 million.

The City of New York’s Financial Plan for 2006 through 2009 (the “Financial Plan”) fiscal years projects that the 2006 fiscal year will end balanced in accordance with GAAP and projects budget gaps of $4.5 billion, $4.5 billion and $3.9 billion in fiscal years 2007 through 2009, respectively, after implementation of a gap-reduction program. The City’s Financial Plans have normally projected significant budget gaps in the later years of such plans.

Since June 2004, expenses have increased by $1.9 billion, $2.1 billion and $2.6 billion in 2006 through 2008, respectively. Major projected increases include pension and fringe benefit costs of $742 million, $550 million and $457 million in 2006 through 2008, forecasted Medicaid cost increases of $184 million, $334 million, $508 million and $699 million in 2005 through 2008, and a shortfall in anticipated savings from State actions in 2005 of $201 million, $196 million, $94 million and $77 million in 2005 through 2008 respectively. Funding of $100 million, $350 million and $625 million in 2006, 2007 and 2008 has been budgeted for the next round of collective bargaining. All other spending increases by $232 million, $528 million, $373 million and $386 million in 2005 through 2008. In addition, prior year’s expenses have been reduced in fiscal year 2005 by $200 million and the General Reserve has been reduced by $260 million. Gap closing actions totaling $508 million, $692 million, $517 million and $744 million in 2005 through 2008 respectively are assumed in the budget and four year financial plan from agency actions, State and Federal actions, offset by the tax reduction program.

In response to the City’s fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (“NYC MAC”) to provide financing assistance to the City; the New York State Financial Control Board (the “Control Board”) to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York (“OSDC”) to assist the Control Board in exercising its powers and responsibilities. A “control period” existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

For each of its 1981 through 2004 fiscal years, the City has achieved balanced operating results in accordance with the applicable GAAP after discretionary and other transfers. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year. Although the audit of 2005 fiscal year is not yet completed, it is expected that the 2005 fiscal year will be the same.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year, the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

The City’s general obligations bonds currently are rated “A1” by Moody’s, “A+” by S&P and “A+” by Fitch, Inc. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.

Currently, the City and certain of its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City’s Financial Plan. The City’s Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the September 11, 2001 World Trade Center attack) and changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

For the 2000-01 and 2001-02 fiscal years (ending June 30), the City had operating surpluses of $2.9 billion and $686 million, respectively, before discretionary and other transfers, and achieved balanced operating results after discretionary and other transfers, in accordance with GAAP. Prior to its gap-closing program, the City projected a $4.8 billion budget gap for fiscal year 2003, and even larger gaps in subsequent years.

On April 15, 2003 the City released the Executive Budget for the fiscal year 2003-04 and, primarily as a result of the continued decline in the tax revenue forecast and added costs arising from the State’s Executive Budget (published after the January preliminary budget) the budget gap was projected to be $3.8 billion in fiscal year 2003-04. The plan anticipated closing this budget gap through a $600 million gap-closing program, State actions totaling $2.7 billion (including a request for restoration of executive budget cuts, PIT reform and other State legislative proposals), $1 billion contingency plan if the State failed to act on these proposals, a streamlining of the delivery of social services saving $75 million, a Federal program worth $200 million and $200 million in revenue as part of the phased-in payment for the airport leases.

On June 30, 2003, the City submitted the June 2003 Financial Plan, which projected revenues and expenditures for the 2002-03 and 2003-04 fiscal years balanced in accordance with GAAP, after discretionary and other transfers. The June 2003 Financial Plan reflected changes since the June 2002 Financial Plan, as subsequently modified by the Financial Plans submitted on November 18, 2002, January 31, 2003 and April 23, 2003.

Compared to the June 2002 Financial Plan, the June 2003 Financial Plan prior to implementation of the tax increase program, projected significantly lowered tax revenues due to a continued weak economy, which has resulted in lower wage earnings and lower corporate earnings, and reflects other revised forecasts, such as higher pension costs.

The City’s June Financial Plan, which incorporated the enacted budget for 2002-03, included gap-closing actions of $4.8 billion to balance the 2002-03 budget. The gap-closing program included resources from agency actions and anticipates actions to be taken by the Federal and State governments and the municipal unions. The 2002-03 budget also included $1.5 billion in bond proceeds from the Transitional Finance Authority (“TFA”) to mitigate a portion of the lost tax revenues related to the September 11th attack on the World Trade Center. The financial plan did not include wage increases for any City employees beyond the current round of collective bargaining.

The June 2003 Financial Plan included a program to close a budget gap of $8.1 billion in fiscal year 2003-04. The gap-closing program included in the June 2003 Financial Plan reflected the implementation of an 18.49 percent property tax increase, an increase in PIT rates, both effective January 1, 2003, an enacted increase in the City portion of the sales tax by one-eighth percent for two years, commencing in June 2003 and a program to reduce agency expenditures and increase agency revenues by $950 million in fiscal year 2002-03 and $2.1 billion in fiscal year 2003-04. The June 2003 Financial Plan also assumed retroactive and ongoing payments for the Port Authority of New York and New Jersey for airport leases. As a result of the 2003-04 fiscal year State Budget that was enacted in May 2003, the June 2003 Financial Plan included State Assistance in the amount of $2.7 billion. Included in the $2.7 billion of State Assistance, the June 2003 Financial Plan assumed the saving of $500 million from refinancing debt of NYC MAC by a local development corporation with funds provided by the State pursuant to State legislation. The Governor has stated that he believes such legislation is unconstitutional.

On August 13, 2003, LGAC, its Chairperson, the DOB and its Director sued the City and the Sales Tax Asset Receivable Corporation (“STAR Corp.”) seeking to prevent the issuance of bonds by STAR Corp., the local development corporation expected to finance the cost of debt service on NYC MAC debt otherwise payable from City sales tax revenue. STAR Corp. debt is expected to be paid from the annual payment of $170 million from LGAC, which the City would assign to STAR Corp. The State Supreme Court granted the City’s and STAR Corp.’s motion for summary judgment. Plaintiffs appealed that decision to the State Appellate Division which had previously issued a preliminary injunction preventing STAR Corp. from issuing its bonds pending appeal. A subsequent decision by the State Appellate Division has been appealed by both parties to the Court of Appeals. The outcome of this litigation cannot be predicted with certainty. If the $500 million in annual savings in NYC MAC debt service for fiscal years 2004 through 2008 from the STAR Corp. financing is not available to the City, the City would be forced to reduce expenditures or increase revenues to maintain balanced operating results for fiscal year 2004 and would be faced with larger than forecasted budget gaps in the subsequent years of the Financial Plan.

The Financial Plan does not make any provision for wage increases, other than the pay increases for the 2000-02 round of bargaining and pay increases to be funded by productivity initiatives. It is estimated that each one percent wage increase for all City employees for subsequent contract periods would cost approximately $212 million annually (including benefits). The City Comptroller and others have issued reports identifying various risks. In addition, the economic and financial condition of the City may be affected by various financial, social, economic, geo-political and other factors which could have a material effect on the City.

On October 3, 2003, the City’s Office of Management and Budget directed City agencies to detail how they would sustain a three percent reduction in City-funded expenditures, with the goal of achieving budgetary savings of $300 million in fiscal year 2004.

On October 15, 2003, the Mayor and the Governor announced that the City and the Port Authority of New York and New Jersey (the “Port Authority”) had reached an agreement to extend the current lease on John F. Kennedy International and LaGuardia airports through 2050. The agreement secures a minimum upfront payment to the City of approximately $700 million and a minimum annual rent payment of $93.5 million. The upfront payment, which consists of an approximately $500 million lump sum payment and the annual rent payments for 2002 and 2003, is expected to be received late in fiscal year 2004 or in fiscal year 2005. This agreement is subject to the approval of the Port Authority Board and other closing conditions.

The City has recognized $2.7 billion in State assistance as a result of the fiscal year 2003-04 State Budget that was enacted in May 2003.

On February 12, 2004, the OSDC issued a report that concluded that New York City had overcome its most serious fiscal challenge since the 1970s, and that despite the budget risks cited in the report, New York City will end FY 2004 with a substantial budget surplus and should have little difficulty balancing the FY 2005 budget because it can draw upon reserves and other resources if needed. The report cautioned that continued progress toward recurring budget balance will depend upon sustained economic improvement, an affordable labor agreement, and a reduction in the projected growth in nondiscretionary spending.

For June 2005, the OSDC issued a report that expenditures during fiscal years 2006 through 2008 are projected to exceed the June 2004 estimates by $1.7 billion, $2 billion, and $2.5 billion, respectively. Although the impact in FY 2006 should be mostly offset by higher-than-anticipated revenues, the unexpected spending caused the budget gaps to widen by $468 million in FY 2007 and by $1.3 billion in FY 2008.

New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City’s economic base.

The projections set forth in the City’s Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City’s infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, actions were taken to increase the City’s capital financing capacity by enabling financings to benefit the City, which do not count against the City’s Constitutional debt limit. These include the creation of the TFA in 1997 and the Tobacco Settlement Asset Securitization Corporation in 1999. Such actions, combined with the City’s remaining capacity, have enabled the City to project that it has sufficient financing capacity to complete its current Ten-Year Capital Strategy, which extends through fiscal year 2015.

The City Comptroller, OSDC, the Control Board and other agencies and public officials from time to time issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. These reports are generally available at websites maintained by the City Comptroller, OSDC, the Control Board and others. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State’s projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held in the Trust’s portfolios under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holding descriptions); (ii) the Trust or BMIC, as investment adviser and administrator, or PFPC, as sub-administrator, may disclose the

Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to BMIC or PFPC or the auditors, custodian and legal counsel, or to a rating or ranking organization, or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive quarterly reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous quarter, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks.

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond or in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Fund may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest of which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

*        *        *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, the issuers of tax-exempt securities issued by governments or political subdivisions of governments, or their agencies or instrumentalities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

Information on how to purchase and redeem each Fund’s shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Ralph L. Schlosstein* Age: 54	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; The Public Theater; The James Beard Foundation; Board of Advisors, Marujupu LLC.	67	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman Anthracite Capital, Inc.

Paul L. Audet Age 52	Trustee	Since 2005	Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10

Disinterested Trustees

G. Nicholas Beckwith, III Age: 60	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC; Chairman, President and Chief Executive Officer, Beckwith Machinery Company (until October 2005); Chairman of the Board of Directors, University of Pittsburgh Medical Center Health System; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; UPMC Rehabilitation Hospital; Member: Brown University President’s Leadership Council; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Shadyside Academy; and Beckwith Family Foundation.	10

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Jerrold B. Harris Age: 64	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College; Director, BlackRock-Kelso Capital Corp.	10	.

Rodney D. Johnson Age: 64	Trustee and Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

Joseph P. Platt, Jr. Age: 58	Trustee	Since 1999	Partner, Amarna Partners (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); Director and Executive Vice President, Johnson & Higgins; Director, Greenlight Re (reinsurance company).	10

Robert C. Robb, Jr. Age: 60	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank; former Director, Brinks, Inc.	10

Kenneth L. Urish Age: 55	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; AlphaSource Procurement Systems, LP.	10

Frederick W. Winter Age: 60	Trustee	Since 1999	Professor and Dean Emeritus, Joseph M. Katz School of Business – University of Pittsburgh (since 1997).	10	Director, Alkon Corporation (1992-present); Director, Indotronix International (2004-present); Director, Tippman Sports (2005-present).

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers

William McGinley BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Age 38	Treasurer	Since May 2005	Managing Director, BlackRock Advisors, Inc. (since 2004); Partner, PricewaterhouseCoopers LLP (1998 to 2004); Treasurer, BlackRock Liquidity Funds (since May 2005).

Ellen L. Corson PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809 Age: 41	Assistant Treasurer	Since 2001	Senior Director and Vice President of Fund Accounting and Administration, PFPC Inc. (since 2003); Vice President and Director of Mutual Fund Accounting and Administration, PFPC Inc. (1997 to 2003).

Brian P. Kindelan BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Age: 46	Secretary	Since March 2005	Managing Director, BlackRock Advisors, Inc. (since 2005); Director, BlackRock Advisors, Inc. (2001-2004); Vice President, BlackRock Advisors, Inc. (1998-2000); Senior Counsel, BlackRock Advisors, Inc. (since 1998).

Edward B. Baer BlackRock Inc. 40 E. 52nd Street New York, NY 10022 Age: 37	Assistant Secretary	Since March 2005	Director and Senior Counsel, BlackRock, Inc. (since 2004); Associate, Willkie Farr & Gallagher LLP (law firm) (2000 to 2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995 to 2000).

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 46	Assistant Secretary	Since March 2005	Partner, Drinker Biddle & Reath LLP (law firm).

Bartholomew A. Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 46	Chief Compliance and Anti-Money Laundering Officer	Since September 2004	Managing Director, BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer, BlackRock, Inc. (since 2004); Director, BlackRock, Inc. ( 1998 - 2003).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one-year term.
[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment adviser.
*	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock. Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.

The Trust’s Board has an Audit Committee, a Governance Committee and a Nominating Committee. The Audit Committee, which consists of Messrs. Urish, Harris and Platt, provides assistance to the Board in fulfilling its legal and fiduciary obligations with respect to matters involving the accounting, auditing, financial reporting and internal control functions of the Trust. This includes supervising the Trust’s independent auditors, Deloitte & Touche LLP. The Audit Committee met four times during the Trust’s fiscal year ended October 31, 2005. The Trust’s Governance Committee is comprised of Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act). Its purpose is, among other things: (i) to act as liaison between the Trust and its service providers; (ii) to establish and review fund governance polices and practices; and (iii) to consider and vote on matters requiring the approval of the Trust’s disinterested Trustees. The Governance Committee met four times during the Trust’s fiscal year ended October 31, 2005. The Nominating Committee, which consists of Messrs. Beckwith, Robb and Winter, all of whom are disinterested Trustees, is responsible for considering candidates for election to the Trust’s Board in the event a position is vacated or created. In connection with the identification, selection and nomination of candidates to the Board of Trustees, the Nominating Committee evaluates the qualifications of candidates for Board membership and their independence from the Adviser and other principal service providers. The Nominating Committee considers the effect of any relationships beyond those delineated in the 1940 Act that might impair independence (e.g., business, financial or family relationships with the Adviser or other service providers). Persons selected to serve as independent trustees must not be “interested persons” of the Trust as defined by the 1940 Act. Specific qualifications shall be based on the needs of the Board at the time of the nomination. The Nominating Committee will consider nominees recommended by the Trust’s shareholders. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary. The Committee assesses shareholder nominees in the same manner it reviews its own nominations. The Nominating Committee did not meet during the Trust’s fiscal year ended October 31, 2005.

The following table provides certain information about the fees received by the Trustees of the Trust and the Chief Compliance Officer for the fiscal year ended October 31, 2005.

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Trust and Trust Complex
Interested Trustees

Ralph L. Schlosstein, Trustee, Chairman and President[1]	N/A	N/A	N/A	N/A

Paul Audet[1,2]	N/A	N/A	N/A	N/A

Disinterested Trustees

G. Nicholas Beckwith, III, Trustee and Chairman of the Nominating Committee	$66,000	N/A	N/A	$66,000

Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	$71,000	N/A	N/A	$71,000

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as part Of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Trust and Trust Complex
Rodney D. Johnson, Trustee and Chairman of the Governance Committee	$76,000	N/A	N/A	$76,000

Joseph P. Platt, Jr., Trustee	$66,000	N/A	N/A	$66,000

Robert C. Robb, Jr., Trustee	$66,000	N/A	N/A	$66,000

Kenneth L. Urish, Trustee and Chairman of the Audit Committee	$66,000	N/A	N/A	$66,000

Frederick W. Winter, Trustee	$66,000	N/A	N/A	$66,000

Executive Officers

Bartholomew A. Battista, Chief Compliance and Anti-Money Laundering Officer	$156,108	N/A	N/A	$368,547

[1]	This Trustee is considered by the Trust to be an “interested person” of the Trust as defined by the 1940 Act.
[2]	Mr. Audet did not serve as a Trustee during the fiscal year ended October 31, 2005.

Beckwith Machinery Company, of which Mr. Beckwith was, until October 7, 2005, President and Chief Executive Officer, engaged in machinery and service sales transactions with PNC Leasing that totaled approximately $130,000 and $ 245,000 during the calendar year ended December 31, 2004 and for the period January 1, 2005 though October 7, 2005, respectively. For both years, these transactions represented less than 0.1% of Beckwith Machinery Company’s overall sales. PNC Leasing is a subsidiary of PNC, which is the indirect majority-owner of BlackRock. BlackRock is the parent of the Trust’s Adviser.

Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Trust. Except for Mr. Battista, no employee of BDI, BIMC, PFPC or PNC receives any compensation from the Trust for acting as an officer or Trustee of the Trust. The Trust compensates Mr. Battista for his services as its Chief Compliance Officer. The Trust also pays a portion of the compensation of certain members of the staff of the Chief Compliance Officer.

The Trustees beneficially owned shares of the Funds as of December 31, 2005, with values within the ranges indicated in the following chart:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustees

Ralph L. Schlosstein, Trustee, Chairman and President	none	$1 - $10,000
Paul Audet	none	none

Disinterested Trustees

G. Nicholas Beckwith, III, Trustee and Chairman of the Nominating Committee	none	none
Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	none	none
Rodney D. Johnson, Trustee and Chairman of the Governance Committee	none	none

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Joseph P. Platt, Jr., Trustee	none	none
Robert C. Robb, Jr., Trustee	none	none
Kenneth L. Urish, Trustee and Chairman of the Audit Committee	none	none
Frederick W. Winter, Trustee	none	none

As of                     , 2006, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate.

Management Services

BIMC provides both investment advisory and administration services to the Trust under a management agreement dated                     , 2006 (the “Management Agreement”). The advisory services provided by BIMC under the Management Agreement are described under the “Portfolio Transactions” section above and in the Funds’ Prospectuses.

The administrative services provided by BIMC under the Management Agreement will be as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BIMC to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator,” BIMC has engaged PFPC, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money

Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B

.175% of the first $1 billion*

.150% of the next $1 billion*

.125% of the next $1 billion*

.100% of the next $1 billion*

.095% of the next $1 billion*

.090% of the next $1 billion*

.085% of the next $1 billion*

.080% of amounts in excess of $7 billion.*

.175% of the first $1 billion** .150% of the next $1 billion** .125% of the next $1 billion** .100% of amounts in excess of $3 billion. **

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each portfolio.

Until February 28, 2007, BIMC, as investment adviser and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2007. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived for the fiscal years ended October 31, 2005, 2004 and 2003 under the previous advisory agreement between the Trust and BIMC.

	2005		2004		2003
FUND	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED
TempFund	$22,923,908	$3,754,119	$17,858,711	$3,241,970	$20,153,965	$3,133,904
TempCash	10,739,793	3,088,393	8,285,322	2,952,403	8,456,815	2,856,086
FedFund	3,051,874	1,253,285	1,754,373	1,184,871	2,115,590	1,235,770
T-Fund	4,066,086	1,393,985	2,373,993	1,344,922	2,640,931	1,356,207
Federal Trust Fund	117,934	92,896	54,713	107,520	71,854	141,152
Treasury Trust Fund	1,485,810	715,368	895,168	761,615	872,825	773,657
MuniFund	4,233,003	1,825,099	1,764,670	1,432,694	1,344,595	1,281,834
MuniCash	3,644,602	1,611,135	2,138,856	1,574,277	1,632,633	1,378,991
California Money Fund	1,241,161	646,170	459,282	502,387	488,627	539,451
New York Money Fund	780,519	419,516	330,114	361,820	409,193	455,887

The following chart provides information with respect to the administration fees paid (net of waivers) and administration fees waived for the fiscal years ended October 31, 2005, 2004, and 2003 under the previous administration services agreement among the Trust, BIMC, and PFPC.

FUND	2005		2004		2003
	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED
TempFund	$29,923,908	$3,754,119	$23,687,574	$3,241,970	$26,920,195	$3,133,904
TempCash	10,739,793	3,088,393	9,344,752	2,952,403	9,535,040	2,856,086
FedFund	3,051,874	1,253,285	2,750,317	1,184,871	3,244,265	1,235,770
T-Fund	4,066,086	1,393,985	3,375,385	1,344,922	3,729,075	1,356,207
Federal Trust Fund	117,934	92,896	138,990	107,520	193,158	141,152
Treasury Trust Fund	1,485,810	715,368	1,643,460	761,615	1,690,652	773,657
MuniFund	4,233,003	1,825,099	1,764,670	1,432,694	1,344,595	1,281,834
MuniCash	3,644,602	1,611,135	2,138,856	1,574,277	1,632,633	1,378,991
California Money Fund	1,241,161	646,170	339,073	502,387	360,117	539,451
New York Money Fund	780,519	419,516	243,622	361,820	301,058	455,887

The Management Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party (as such term is defined in the 1940 Act), at an in-person meeting of the Board held on November 2, 2005. In determining to approve the Management Agreement, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials in advance of the meeting relating to its consideration of the Management Agreement for each Fund, including, among other things: (i) fees and expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Fund in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock and PNC Bank-affiliated companies with respect to each Fund for the years ended December 31, 2003 and 2004, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of BIMC; and (v) information regarding compliance records and regulatory matters relating to BIMC. In addition, the Board reviewed a memorandum from its independent counsel on the Board’s obligations in considering approval of the Management Agreement. The information reviewed was responsive to requests by the Board’s independent counsel for information to assist the Board in its considerations. The topics discussed below were considered separately by the Independent Trustees in an executive session, during which independent counsel provided guidance to the Independent Trustees.

Fees and Expenses. In approving the Management Agreement, the Independent Trustees considered that the fees payable by the Funds under the Management Agreement are higher than the advisory fee rates payable under the Existing Advisory Agreement but equal to the total of advisory fees payable under the Existing Advisory Agreement plus the fees payable for administrative services under the Administration Agreement. Consequently, the fees paid under the Management Agreement will be identical to the fees paid currently under the Existing Advisory Agreement and Administration Agreement combined. The Trustees considered a memorandum in the written materials relating to management fee break-points, which had been provided at the Trustee’s request. The Trustees, including the Independent Trustees, also reviewed the fees, both before (referred to as “Contractual”) and after (referred to as “Actual”) any fee waivers and expense reimbursements, and expense ratios of the Dollar Shares and Institutional Shares of each Fund against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BIMC.

In considering data based on information provided by Lipper, the Trustees noted that of the ten Funds, 6 classes of the Funds reviewed have Contractual management fees lower than the median. The Contractual management fees of each of the remaining 14 classes of shares did not exceed the median for its peer group by more than 0.041%. The Trustees also noted that 18 classes of shares have combined Actual fees under the Existing Advisory Agreement and the Administration Agreement (which would equal the fees under the Management Agreement) that were lower than the median. Those Actual fees for each of the two remaining classes of shares exceeded the median for their peer groups by .005%. Further, none of the share classes had Actual total expenses higher than the median for its peer group.

The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds.

The Independent Trustees discussed economies-of-scale in light of existing breakpoints and the growth of assets in the Funds over the past several years.

Following consideration of this information, the Trustees concluded that the fees to be paid pursuant to the Management Agreement were fair and reasonable in light of the services provided.

Nature, Extent and Quality of Services. The Independent Trustees considered that the services to be provided under the Management Agreement are those currently provided under the Existing Advisory Agreement and Administration Agreement. The Trustees received information concerning the investment philosophy and investment process used by BIMC in managing the Funds. In connection with this, the Trustees considered BIMC’s in-house research capabilities as well as other resources. The Trustees concluded that the scope of BIMC’s services to be provided to the Funds was consistent with the Funds’ operational requirements.

The Trustees also considered the quality of the services provided by BIMC to the Funds. The Trustees evaluated the procedures of BIMC designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest.

The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Management Agreement. In addition, the Trustees took into account the time and attention devoted by senior management of BIMC to the Funds. Finally, the Trustees considered the business reputation of BlackRock and its financial resources and concluded that BIMC would be able to meet any reasonably foreseeable obligation under the Management Agreement.

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each Fund, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Fund’s performance universe were selected by Lipper.

The Board was provided with performance data for the Institutional and Dollar Shares of each Fund over the one, two, three, four, five and ten year periods ended August 31, 2005, as compared to performance of the performance universe.

The Trustees noted that of the 20 classes of the Funds that were included in the Lipper performance universe, 16 classes (80%) had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended August 31, 2005. The remaining 4 classes performed below their respective performance universe median during at least two of those periods by no more than 0.13%. These 4 share classes are the Dollar Shares of FedFund, Federal Trust Fund, Treasury Trust Fund and MuniFund.

The Trustees discussed other factors relevant to the performance of the Funds and concluded that each Fund’s performance is generally competitive with that of its Lipper performance universe.

Profitability. The Board of Trustees, including the Independent Trustees, considered the level of BIMC’s and affiliates’ profits in respect of their relationship with the Funds, including the cost of services provided by BIMC. This consideration included a broad review of BIMC’s methodology in allocating their costs to the management of a Fund. The Board of Trustees considered the profits realized by BIMC and affiliates in connection with the operation of each Fund. The Board of Trustees, including the Independent Trustees, also considered BIMC’s profit margins and related industry data. The Board concluded that BIMC’s profit is a reasonable profit for the services provided to the Funds.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the proposed management fees to be payable by the Funds, but also potential benefits to BIMC, such as the engagement of affiliates of BIMC as service providers to the Funds, including for administrative, transfer agency and custodial services.

In determining to approve the Management Agreement, the Trustees considered that replacing the Funds’ Existing Advisory Agreement and Administration Agreement with a Management Agreement that covers both advisory and administrative services will generally improve investors’ ability to compare the Funds’ expenses with those of other mutual funds that do not pay separate advisory and administrative fees.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund to approve the recommendation to shareholders of the proposed Management Agreement, including the fees to be charged for services thereunder.

Sub-Administrator

PFPC serves as the Trust’s sub-administrator. PFPC has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC and is an affiliate of BIMC. As the Trust’s sub-administrator, PFPC has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, PFPC is entitled to receive from BIMC compensation as set forth below:

Asset Based Fee:

An annual fee calculated based upon each Fund’s average daily net assets and paid monthly:

.0155% of each Fund’s first $1 billion of average daily net assets;

.0130% of each Fund’s next $1 billion of average daily net assets;

.0120% of each Fund’s next $1 billion of average daily net assets; and,

.0100% of each Fund’s average daily net assets in excess of $3 billion.

Annual Base Fee:

An annual base fee of $15,000 per Fund; the aggregate annual base fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Multiple Class Fee:

An annual multiple class fee of $1,500 per class per Fund for each class in existence at any point during a year beyond the first six classes in a Fund.

Distributor

BDI serves as the distributor of the Trust’s shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 760 Moore Road, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to .006% for each Fund’s first $10 billion of average gross assets; .0055% of each Fund’s next $10 billion of average gross assets; and .005% of each Fund’s average gross assets over $20 billion. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2005, custody credits earned were as follows: $5,718 with respect to FedFund; $74,551 with respect to T-Fund, $24 with respect to Federal Trust Fund; $145,508 with respect to MuniFund; $125,624 with respect to MuniCash; $21,723 with respect to California Money Fund; and $7,857 with respect to New York Money Fund.

PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PFPC: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond the first 40; (ii) account fees of $18.00 to open an account and $3.60 to close an account; (iii) transaction charges of $2.00/transaction for purchases/redemption/transfer/maintenance, $0.40 for an electronic ($5.00 for paper) new account opening, and $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PFPC for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by a Shareholder Services Plan and Distribution Plan for each of the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares which have been adopted by the Trust’s Board of Trustees pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

The Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35%, 0.10% and 0.10%, respectively, of such shares held by Bear Stearns for the benefit of its customers. Sales and distribution services provided by Bear Stearns under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by the Distributor, which assistance may include forwarding sales literature and advertising provided by the Distributor for Customers.

Bear Stearns Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Service Plan and related Agreement which will not exceed 0.50% (on an annual basis) of the average daily net asset value of a particular Series’ Bear Stearns Shares, Private Client Shares or Premier Shares held by the service organization for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing administrative services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments; and (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing services (which are not “service” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc.), which may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments from the particular series on behalf of customers; (iv) providing information periodically to customers showing their positions in a Series’ Shares; (v) arranging for bank wires; (vi) responding to customer inquires relating to the particular Series or the services performed by service organizations; (vii) providing sub-accounting with respect to a Series’ Shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the service organization’s DDA system to an account management system; (ii) providing software that aggregates the customers orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (iii) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a customer by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include: (i) marketing activities, including direct mail promotions that promote the sweep service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting sweep services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the sweep services. Support Services are not “service” for purposes of the limitation in the applicable rule of the National Association of Securities Dealers, Inc.

Bear Stearns Premier Choice Shares will also be subject to a fee payable pursuant to a Shareholder Service Plan and related Agreement which will not exceed 0.40% (on an annual basis) of the average daily net asset value of a particular Series’ Bear Stearns Premier Choice Shares held by the service organization for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing administrative services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments, (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services (which are not “service” within the applicable rule of the National Association of Securities Dealers, Inc.), which may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments from the particular Series on behalf of customers; (iv) providing information periodically to customers showing their positions in a Series’ Bear Stearns Premier Choice Shares; (v) arranging for bank wires; (vi) responding to customer inquires relating to the particular Series or the services performed by Service Organizations; (vii) providing sub-accounting with respect to a Series’ shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services to the extent permitted under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s DDA system to an account management system; (ii) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (iii) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a customer by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

The Board of Trustees has approved the Trust’s arrangements with Bear Stearns based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Bear Stearns must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plans (12b-1 Plans) of Bear Stearns

Private Client Shares, Premier Shares or Premier Choice Shares must be approved by the holders of a majority of the applicable outstanding shareholders. So long as the Trust’s arrangements with Bear Stearns are in effect, the selection and nomination of the members of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

The Adviser, BDI, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous – Other Information” below.

The following chart provides information with respect to the fees paid to Bear Stearns pursuant to the foregoing Distribution and Shareholder Service Plans during the fiscal year ended October 31, 2005.

FUND/SHARE CLASS	Total Fees*
TempFund/Bear Stearns	$2,096,785
TempFund/Bear Stearns Private Client	$3,470,981
TempFund/Bear Stearns Premier	$675,869
TempFund/Bear Stearns Premier Choice	$8,160/0
TempCash/Bear Stearns	$0
TempCash/Bear Stearns Private Client	$0
TempCash/Bear Stearns Premier	$15
TempCash/Bear Stearns Premier Choice	$7
FedFund/Bear Stearns	$155,460
FedFund/Bear Stearns Private Client	$714,886
FedFund/Bear Stearns Premier	$134,129
FedFund/Bear Stearns Premier Choice	$7
MuniFund/Bear Stearns	$155,748
MuniFund/Bear Stearns Private Client	$576,491
MuniFund/Bear Stearns Premier	$286,895
MuniFund/Bear Stearns Premier Choice	$6
MuniCash/Bear Stearns Premier	$7
MuniCash/Bear Stearns Premier Choice	$7
California Money Fund/Bear Stearns	$65,038
California Money Fund/Bear Stearns Private Client	$456,302
California Money Fund/Bear Stearns Premier	$28,958
California Money Fund/Bear Stearns Premier Choice	$7
New York Money Fund/Bear Stearns	$17,937
New York Money Fund/Bear Stearns Private Client	$462,858
New York Money Fund/Bear Stearns Premier	$17,445
New York Money Fund/Bear Stearns Premier Choice	$7

*	Share classes that had no shares outstanding as of October 31, 2005 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subtitle A, Chapter 1 of Subchapter M of the Internal Revenue Code, and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify as a regulated investment company, a Fund must meet certain statutory requirements regarding its assets, income and distributions. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends although corporate shareholders could be eligible for the dividends-received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund could be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Tax-Exempt Fund”) only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of exempt-interest obligations.

Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds’ dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on tax-exempt obligations of New York State or its political subdivisions, as well as certain other obligations the interest on which is considered tax-exempt for New York State and New York City personal income tax purposes. Exempt-interest dividends are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes.

New York Money Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be ordinary income for federal, New York State and New York City purposes when it is paid to you. The Fund’s investments in these and certain other debt obligations may cause it to recognize taxable income in excess of the cash received from such obligations. If this happens, New York Money Fund may be required to sell other investments in order to satisfy its distribution requirements.

The foregoing is only a summary of some of the tax considerations generally affecting New York Money Fund and its shareholders who are New York residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Bear Stearns Shares, Private Client Shares, Premier Shares, and/or Premier Choice Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund’s portfolio manager.

From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the investment adviser utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Bear Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier Shares and Bear Stearns Premier Choice Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Trust’s portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

COUNSEL

Drinker Biddle & Reath LLP (of which Mr. Malloy, Assistant Secretary of the Trust, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                         , with offices at                                          have been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2006.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2005 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2004 have been audited by the Trust’s independent auditors,                         , whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The financial highlights included in the Annual Report and the Prospectuses for the Funds’ prior fiscal years ended October 31, 2001 through October 31, 2003 were audited by the Trust’s former independent auditors. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of                          as experts in auditing.

MISCELLANEOUS

Proxy Voting

The Trust has delegated proxy voting responsibilities to the Adviser and its affiliates, subject to the general oversight of the Trust’s Board of Trustees. The Trust expects the Adviser and its affiliates to vote proxies related to the Trust’s portfolio securities for which the Trust has voting authority consistent with the Trust’s best interests. The Adviser has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Trust’s proxies, which are summarized below.

The Adviser recognizes that implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, the Adviser assesses management on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that Adviser’s continued confidence remains warranted. If the Adviser determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder.

The Adviser’s Proxy Voting Policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on the Adviser’s ability to vote such proxies in the best interests of the Trust. Accordingly, the Adviser may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, the Adviser may manage assets of a pension plan of a company whose management is soliciting proxies, or an Adviser employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. The Adviser’s policy in all cases is to vote proxies based on its clients’ best interests and will not be the product of any conflict.

The Adviser has engaged Institutional Shareholder Services (“ISS”) to assist it in the voting of proxies. ISS analyzes all proxy solicitations the Adviser receives for its clients and advises the Adviser how, based upon the Adviser’s guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. The Adviser will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues. If the Adviser has determined that management is generally socially responsible, it will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues. The Adviser will generally vote in favor of proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights. Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. The Adviser will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities held by them during the 12-month period ended June 30, 2005, which information was filed with the SEC on Form N-PX, is available, without charge, upon request, by calling 1-800-821-7432 or by visiting the SEC’s Internet site: www.sec.gov.

Other Information

The Adviser, BDI and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, BDI and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, BDI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Adviser, BDI and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, BDI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2005, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $2,794,068,834; Greenwich Capital Holdings, Inc., $79,900,000; Lehman Brothers Holdings, Inc., $183,500,000; Merrill Lynch Mortgage Capital, Inc. $296,000,000; Merrill Lynch & Co., Inc. $609,131,381; Goldman, Sachs & Co. $1,353,929,111; UBS Securities LLC $1,709,000,000; PNC Bank N.A., $19,000,000; Morgan Stanley Mortgage Capital, Inc. $438,000,000; and Morgan Stanley & Co., Inc. $2,495,791,704.

As of October 31, 2005, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Merrill Lynch & Co., Inc. $320,102,813; Morgan Stanley Mortgage Capital, Inc. $219,000,000; Morgan Stanley & Co., Inc., $1,174,058,168; UBS Securities LLC, $815,000,000; Deutsche Bank Securities, Inc.,$300,000,000; Goldman, Sachs & Co., $375,110,333; Lehman Brothers Holdings, Inc., $67,500,000; and Greenwich Capital Holdings, Inc., $34,000,000.

As of October 31, 2005, the value of FedFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $648,000,000; Goldman, Sachs & Co. $250,000,000; Merrill Lynch & Co., Inc. $478,580,000; Morgan Stanley & Co., Inc. $655,000,000; PNC Bank N.A., $52,900,000; and UBS Securities LLC $400,000,000.

As of October 31, 2005, the value of T-Fund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $900,000,000; Lehman Brothers Holdings, Inc.,$700,000,000; Greenwich Capital Markets, Inc. $100,000,000 ; J.P. Morgan Securities, Inc. $700,000,000; Merrill Lynch & Co., Inc. $990,000,000; Morgan Stanley & Co., Inc. $607,151,000; and UBS Securities LLC $835,000,000.

Certain Record Holders

As of November 30, 2005, the following persons owned of record or beneficially 5% or more of the shares of each Fund:

Fund/Class	Name and Address of Owner	Percentage of Share Class
TempFund / Institutional Shares	Bank Of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	10%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	9%

	PNC Bank 620 Liberty Avenue Pittsburgh, PA 15265	6%

TempFund / Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	92%

	Deutsche Bank 60 Wall Street New York, NY 10005	7%

TempFund / Bear Stearns Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

TempFund / Cash Management Shares	Marshall & Ilsley Trust Co. 11270 W. Park Place, Suite 400 Milwaukee, WI 53224	37%

	GE Financial Trust Company 3200 N. Central Avenue, 6th Floor Phoenix, AZ 85012	34%

	Capital Trust Company 2711 Centerville Road Ste. 210 Wilmington, DE 19808	27%

TempFund / Cash Reserve Shares	Deutsche Bank 60 Wall Street New York, NY 10005	100%

TempFund / Dollar Shares	PNC Bank 620 Liberty Avenue Pittsburgh, PA 15265	73%

	Bank Of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	12%

TempFund / Premier Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

TempFund / Premier Choice Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

TempFund / Private Client Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

TempCash / Institutional Shares	Salomon Smith Barney 333 West 34th Street, 7th Floor New York, NY 10001	18%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	12%

	Chicago Mercantile Exchange 30 S. Wacker Drive Chicago, IL 60606	9%

	Chicago Title & Trust Company 601 Riverside Avenue, 10th Floor Jacksonville, FL 32204	6%

	State Of Washington One Enterprise Drive Quincy, MA 21710	5%

TempCash / Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	58%

	SAFECO 4634 154th Place, NE Redmond, WA 98052	23%

	BPIF NSCC Omnibus Account 400 Bellevue Parkway Wilmington, DE 19809	5%

TempCash / Premier Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

TempCash / Premier Choice Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

FedFund / Institutional Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	24%

	PNC Bank 620 Liberty Avenue Pittsburgh, PA 15265	13%

	Allegheny Energy Supply 800 Cabin Hill Drive Greensburg, PA 15601	10%

	Schering Corporation One Giralda Farms Madison, NJ 79400	6%

	ATI Funding Corporation 801 West Street, 2nd Floor Wilmington, DE 19801	6%

	Pittsburgh Corning Corporation 800 Presque Isle Drive Pittsburgh, PA 15239	5%

FedFund / Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

FedFund / Bear Stearns Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

FedFund / Cash Reserve Shares	Forward Funds Inc. 433 California Street, Ste.1 San Francisco, CA 94104	100%

FedFund / Dollar	PNC Bank 620 Liberty Avenue Pittsburgh, PA 15265	89%

	Capital Trust Company of Delaware 2711 Centerville Road Ste. 210 Wilmington, DE 19808	8%

FedFund / Premier Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

FedFund / Premier Choice Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

FedFund / Private Client Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

MuniFund / Institutional Shares	Koch Industries Inc. 4111 E. 37th Street North Wichita, KS 67220	13%

	Alltel Corporation Inc. One Allied Drive Little Rock, AR 72202	11%

	Mellon Bank 500 Grant Street Pittsburgh, PA 15258	8%

	Paccar Inc. P. O. Box 1518 Bellevue, WA 98009	7%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	6%

	City Of Dallas 1500 Marilla Room 4FN Dallas, TX 75201	5%

MuniFund / Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	90%

	Reliance Trust Company 1100 Abernathy Road Ste. 4 Atlanta, GA 30328	10%

MuniFund / Bear Stearns Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

MuniFund / Cash Management Shares	Marshall & Ilsley Trust Co. 11270 W. Park Place, Suite 400 Milwaukee, WI 53224	88%

	GE Financial Trust Company 3200 N. Central Avenue, 6th Floor Phoenix, AZ 85012	12%

MuniFund / Dollar Shares	PNC Bank 620 Liberty Avenue Pittsburgh, PA 15265	60%

	Broadway National Bank P. O. Box 17001 San Antonio, TX 78217	28%

	Deutsche Bank 60 Wall Street New York, NY 10005	8%

MuniFund / Premier Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

MuniFund / Premier Choice Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

MuniFund / Private Client Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

MuniCash / Institutional Shares	Blackrock Financial Management 40 East 52nd Street New York, NY 10022	17%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	11%

	Google 1600 Amphitheatre Parkway Mountain View, CA 94043	10%

	Comcast Cable Funding I Inc. 1201 Market Street, Ste. 1 Wilmington, DE 19801	7%

	AmerisourceBergen Corporation 1300 Morris Drive, Suite 100 Chesterbrook, PA 19087	7%

	The Home Depot Inc. 2455 Paces Ferry Road, NW Atlanta, GA 30339	6%

	Chicago Title & Trust Company 601 Riverside Avenue, 10th Floor Jacksonville, FL 32204	5%

MuniCash / Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	68%

	First Westroads Bank 15750 West Dodge Road Omaha, NE 68118	23%

	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	5%

MuniCash / Premier Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

MuniCash / Premier Choice Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

California Money Fund / Institutional Shares	United California Bank P. O. Box 60078 Los Angeles, CA 90060	17%

	U.S. Trust Company Of New York 499 Washington Blvd. Jersey City, NJ 07310	15%

	First American Trust Company 5 First American Way Santa Ana, CA 92707	10%

	The Whittier Trust Company 1600 Huntington Drive South Pasadena, CA 91030	10%

	Union Bank P. O. Box 85602 San Diego, CA 92186	8%

	Santa Barbara Bank & Trust P. O. Box 2340 Santa Barbara, CA 93120	7%

	Exchange Bank P. O. Box 208 Santa Rosa, CA 95402	6%

	City National Bank P. O. Box 60520 Los Angeles, CA 90066	5%

	Citizens Business Bank P. O. Box 671 Pasadena, CA 91102	5%

California Money Fund / Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

California Money Fund / Bear Stearns Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

California Money Fund / Cash Management Shares	GE Financial Trust Company 3200 N. Central Avenue, 6th Floor Phoenix, AZ 85012	100%

California Money Fund / Dollar Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	59%

	Santa Barbara Bank & Trust P. O. Box 2340 Santa Barbara, CA 93120	41%

California Money Fund / Premier Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

California Money Fund / Premier Choice Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

California Money Fund / Private Client Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

New York Money Fund / Institutional Shares	GFI Group Inc. 100 Wall Street New York, NY 10005	23%

	Banc One P. O. Box 711234 Columbus, OH 43271	18%

	Bank Of America 411 North Akard Street Dallas, TX 75201	16%

	SEI Trust Company One Freedom Valley Drive Oaks, PA 19456	11%

	Fribourg Enterprises, LLC 277 Park Avenue, 49th Floor New York, NY 10172	5%

New York Money Fund / Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

New York Money Fund / Bear Stearns Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

New York Money Fund / Cash Management Shares	City National Bank 400 North Roxbury Dr. Beverly Hills, CA 90210	100%

New York Money Fund / Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	53%

	Goldman Sachs Global Cash 71 South Wacker Drive, Ste. 500 Chicago, IL 60606	43%

New York Money Fund / Premier Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

New York Money Fund / Premier Choice Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

New York Money Fund / Private Client Shares	Bear Stearns Securities Corporation One Metro Tech Center North Brooklyn, NY 11201	100%

T-Fund / Institutional Shares	Union Bank P. O. Box 85602 San Diego, CA 92186	52%

	Wachovia National Bank 1221 Lamar Street Ste. 16 Houston, TX 77010	6%

	ATI Funding Corporation 801 West Street, 2nd Floor Wilmington, DE 19801	5%

	Alenco Inc. 1800 855-2nd Street SW Calgary, AB T2P-2S5 61	5%

T-Fund / Administration Shares	Deutsche Bank 60 Wall Street New York, NY 10005	70%

	PNC Bank 249 Fifth Avenue Pittsburgh, PA 15222	24%

	Citizens National Bank P. O. Box 911 Meridian, MS 39302	6%

T-Fund / Cash Management Shares	Union Bank P. O. Box 85602 San Diego, CA 92186	93%

T-Fund / Dollar Shares	Deutsche Bank 60 Wall Street New York, NY 10005	40%

	UBS Securities, LLC 677 Washington Blvd. Stamford, CT 06901	20%

	Bank Of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	17%

	PNC Bank 620 Liberty Avenue Pittsburgh, PA 15265	11%

Federal Trust Fund / Institutional Shares	Allegheny County Airport P. O. Box 12370 Pittsburgh, PA 15231	67%

	Elk Partners 655 Madison Ave, 8th Floor New York, NY 10021	14%

	National Life Insurance Co. Treasurer’s Department M47 Montpelier, VT 05604	6%

	County Of Montgomery Treasurer’s Office Courthouse Norristown, PA 19404	5%

Federal Trust Fund / Dollar Shares	Santa Barbara Bank & Trust P. O. Box 2340 Santa Barbara, CA 93120	97%

Treasury Trust Fund / Institutional Shares	KPMG Peat Marwick One Wall Street New York, NY 10086	13%

	Hudson Insurance Company 300 First Stamford Place Stamford, CT 06902	10%

	Union Bank P. O. Box 85602 San Diego, CA 92186	9%

	Pioneer Trust Bank NA P. O. Box 2305 Salem, OR 97308	6%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	5%

	Odyssey America Reinsurance 300 First Stamford Place Stamford, CT 06902	5%

Treasury Trust Fund / Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

Treasury Trust Fund / Cash Management Shares	Marshall & Ilsley Trust Co. 11270 W. Park Place, Suite 400 Milwaukee, WI 53224	100%

Treasury Trust Fund / Dollar Shares	Deutsche Bank One South Street, 18th Floor Baltimore, MD 21202	60%

	PNC Bank 620 Liberty Avenue Pittsburgh, PA 15265	25%

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings, Inc. (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

“NR” – This designation indicates that Fitch does not publicly rate the issuer or issue in question.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the “R-2 (low)” category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-3 (high),” “R-3 (middle),” “R-3 (low)” – Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“D” – Short-term debt rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” rating will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“N.R.” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular obligation as a matter of policy

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. “BBB” ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the issuer or issue in question.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases, it differs from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – Long-term debt rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.

Moody’s

Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”) or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” — contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be “positive”, “stable” or “negative”. A positive” or “negative” Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to “positive” or “negative” if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.

DBRS

Rating Trends: Each DBRS rating category is appended with one of three rating trends – “Positive”, “Stable”, or “Negative”. The rating trend helps to give the investor an understanding of DBRS’s opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

Rating Actions: In addition to confirming or changing ratings, other DBRS rating actions include:

(1) Suspended Ratings. Rating opinions are forward looking. While a rating will consider the historical performance of an issuer, a rating is an assessment of the issuer’s future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.

Since the availability of such information is critical to the rating assessment, any reluctance in management’s willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS’s assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.

(2) Discontinued Ratings. When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future (e.g. commercial paper, long-term debt or preferred shares), DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

(3) Ratings “Under Review.” In practice, DBRS maintains continuous surveillance of the entities it rates and therefore all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely fashion, then the rating(s) of the issuer(s) will be placed “Under Review” since they may no longer be appropriate and can no longer be relied upon.

Ratings which are “Under Review” are qualified with one of the following three provisional statements: “negative implications”, “positive implications”, or “developing implications”. These qualifications indicate DBRS’s preliminary evaluation of the impact on the credit quality of the security/issuer. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS’s final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, information or based on other circumstances.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security. The ratings are based on information from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

BLACKROCK LIQUIDITY FUNDS

PART C

OTHER INFORMATION

Item 23.

(a)	(1)	Certificate of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement, file Nos. 2-47015/811-2354, filed February 2, 1999 (“PEA No. 61”).

	(2)	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (2) of PEA No. 61.

	(3)	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated by reference to Exhibit (a)(3) of Post Effective Amendment No. 67.

	(4)	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 (“PEA No. 79”).

(b)		Registrant’s By-Laws dated October 22, 1998 is incorporated by reference to Exhibit (b) of PEA No. 61.

(c)		See Article II, Section 2.6, Section 2.7, Section 2.8, Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (2) of PEA No. 61 and Article IV, Article V and Article VI of the Registrant’s By-Laws dated October 22, 1998 is incorporated by reference to Exhibit (b) of PEA No. 61.

(d)	(1)	Investment Advisory Agreement between Registrant and BlackRock Institutional Management Corporation (“BIMC”) dated February 10, 1999 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement, file Nos. 2-47015/811-2354, filed November 30, 1999 (“PEA No. 63”).

	(2)	Form of Management Agreement between Registrant and BIMC dated is filed herein.

(e)	Distribution Agreement between Registrant and BlackRock Distributors, Inc. (“BDI”) dated January 2, 2001 is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 68 filed December 21, 2001.

(f)		None.

(g)		Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 2004 is incorporated by reference to Exhibit (g) of PEA No. 79.

(h)	(1)	Amended and Restated Administration Agreement between Registrant, BIMC and PFPC Inc. dated February 11, 2004 is incorporated by reference to Exhibit (h)(1) of PEA No. 79.

(2)	Form of Sub-Administration Agreement by and between BIMC and PFPC, Inc. dated ________ is filed herein.

(3)	Amended and Restated Transfer Agency Services Agreement between Registrant and PFPC Inc. dated February 11, 2004 is incorporated by reference to PEA No. 79.

(4)

(a)      Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement file Nos. 2-47015/811-2354, filed April 6, 2000 (“PEA No. 65”).

		(b) Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 65.

		(c) Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(c) of PEA No. 65.

		(d) Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(d) of PEA No. 65.

		(e) Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(e) of PEA No. 65.

(i)		Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to PEA No. 79.

(j)	(1)	Consent of Drinker Biddle & Reath LLP is filed herein.

	(2)	Consent of Deloitte & Touche LLP (to be filed by amendment).

(k)		None.

(l)		None.

(m)	(1)	Registrant’s Amended Distribution Plan with respect to Plus Shares and Form of Distribution Agreement is incorporated by reference to Exhibit (m) (1) of PEA No. 61.

	(2)	Registrant’s Distribution Plan with respect to Bear Stearns Shares and Form of Distribution Agreement is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 73, filed October 31, 2002.

	(3)	Registrant’s Distribution Plan with respect to Cash Plus Shares and Form of Distribution Agreement is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 74, filed January 24, 2003.

	(4)	Registrant’s Amended Distribution Plan with respect to Bear Stearns Private Client Shares is incorporated by reference to Exhibit (m)(4) of Post Effective Amendment No. 80, filed March 1, 2005.

	(5)	Registrant’s Amended Distribution Plan with respect to Bear Stearns Premier Shares is incorporated by reference to Exhibit (m)(5) of Post Effective Amendment No. 80, filed on March 1, 2005.

	(6)	Registrant’s Amended Distribution Plan with respect to Bear Stearns Premier Choice Shares (formerly, Bear Stearns Premier Select Shares) is incorporated by reference to Exhibit (m)(6) of Post Effective Amendment No. 80, filed on March 1, 2005.

(n)		Amended and Restated Rule 18f-3 Plan for a Multi-Class System is incorporated by reference to Exhibit (n) of Post Effective No. 80, filed on March 1, 2005.

(p)	None (Registrant’s Funds are all money market funds).

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant is controlled by its Board of Trustees.

Item 25. Indemnification

Indemnification of Registrant’s Administrators, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 9 of the Administration Agreement, Section 5 of the Distribution Agreement, Section 12 of the Custodian Services Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a) (2) of PEA No. 61, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

BIMC performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 26 with respect to each director, officer and partner of BIMC is incorporated by reference to Schedules A and D of Form ADV filed on November 23, 2005 by BIMC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 27. Principal Underwriter

(a)	PFPC Distributors, Inc. (the “Distributor”) acts as principal underwriter for the following investment companies as of November 30, 2005:

GuideStone Funds

AFBA 5 Star Funds, Inc.

Atlantic Whitehall Funds Trust

CRM Mutual Fund Trust

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Harris Insight Funds Trust

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

The RBB Fund, Inc.

RS Investment Trust

Stratton Growth Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Van Wagoner Funds

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

BlackRock Provident Institutional Funds

BlackRock Funds

International Dollar Reserve Fund I, Ltd.

BlackRock Bond Allocation Target Shares

Distributed by MGI Funds Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

Northern Funds

Northern Institutional Funds

Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

ABN AMRO Funds

PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

(b)	The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

Brian Burns	-	Chairman, Chief Executive Officer, Director and President
Michael Denofrio	-	Director
Nicholas Marsini	-	Director
Rita G. Adler	-	Chief Compliance Officer &
Anti-Money Laundering Officer
Christine A. Ritch	-	Chief Legal Officer, Assistant Secretary and
Assistant Clerk
Steven B. Sunnerberg	-	Secretary and Clerk
Julie Bartos	-	Assistant Secretary and Assistant Clerk
Bradley A. Stearns	-	Assistant Secretary and Assistant Clerk
Amy Brennan	-	Assistant Secretary and Assistant Clerk
Craig Stokarski	-	Treasurer and Financial & Operations Principal,
Chief Financial Officer
Maria Schaffer	-	Controller and Assistant Treasurer
Bruno Di Stefano	-	Vice President
Susan K. Moscaritolo	-	Vice President

(c)	Not applicable.

Item 28. Location of Accounts and Records

(1) PNC Bank, National Association, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its function as sub-custodian for PFPC Trust Company, the registrant’s custodian).

(2) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its function as distributor).

(3) BlackRock Institutional Management Corporation, Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser and co-administrator).

(4) PFPC Inc., Bellevue Park Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent, registrar and dividend disbursing agent).

(5) Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, PA 19103-6996 (Registrant’s Charter, By-Laws, and Minute Books).

Item 29. Management Services

None.

Item 30. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the BlackRock Liquidity Funds (the “Registrant”) has duly caused this Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A (“PEA No. 81”) to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, and State of New York, on December 20, 2005.

BLACKROCK LIQUIDITY FUNDS

/s/ Ralph Schlosstein
Ralph Schlosstein
President

Pursuant to the requirements of the 1933 Act, this PEA No. 81 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*G. Nicholas Beckwith, III	Trustee	December 20, 2005
G. Nicholas Beckwith, III

*Jerrold B. Harris	Trustee	December 20, 2005
Jerrold B. Harris

*Rodney D. Johnson	Trustee	December 20, 2005
Rodney D. Johnson

*Joseph P. Platt	Trustee	December 20, 2005
Joseph P. Platt

*Robert C. Robb, Jr.	Trustee	December 20, 2005
Robert C. Robb, Jr.

*Kenneth L. Urish	Trustee	December 20, 2005
Kenneth L. Urish

*Frederick W. Winter	Trustee	December 20, 2005
Frederick W. Winter

/s/Paul Audet	Trustee	December 20, 2005
Paul Audet

/s/William C. McGinley	Treasurer	December 20, 2005
William C. McGinley

/s/Ralph Schlosstein	Chairman of the Board of Trustees and President	December 20, 2005
Ralph Schlosstein

*By:	/s/Ralph Schlosstein
Ralph Schlosstein
Attorney-in-Fact

CERTIFICATE

The undersigned Assistant Secretary for BlackRock Liquidity Funds (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on November 2, 2005 and such resolution has not been modified or rescinded and is in full force and effect as of the date hereof.

FURTHER RESOLVED, that the Trustees and officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Ralph Schlosstein, Paul Audet, William C. McGinley and Michael P. Malloy, and any of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as Trustee or officer, or both, of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and any of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said Trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said Trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

Dated: December 20, 2005

/s/ Michael P. Malloy
Michael P. Malloy, Assistant Secretary

BLACKROCK LIQUIDITY FUNDS

Power of Attorney

I hereby appoint Michael P. Malloy, Ralph Schlosstein and William C. McGinley attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of BLACKROCK LIQUIDITY FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on November 2, 2005.

/s/ Paul Audet
Paul Audet

BLACKROCK LIQUIDITY FUNDS

Power of Attorney

I hereby appoint Michael P. Malloy, Ralph Schlosstein, Paul Audet and William C. McGinley attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of BLACKROCK LIQUIDITY FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on November 2, 2005.

/s/ G. Nicholas Beckwith III
G. Nicholas Beckwith, III

BLACKROCK LIQUIDITY FUNDS

Power of Attorney

I hereby appoint Michael P. Malloy, Ralph Schlosstein, Paul Audet and William C. McGinley attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of BLACKROCK LIQUIDITY FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on November 2, 2005.

/s/ Joseph P. Platt, Jr.
Joseph P. Platt, Jr.

BLACKROCK LIQUIDITY FUNDS

Power of Attorney

I hereby appoint Michael P. Malloy, Ralph Schlosstein, Paul Audet and William C. McGinley attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of BLACKROCK LIQUIDITY FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on November 2, 2005.

/s/ Jerrold B. Harris
Jerrold B. Harris

BLACKROCK LIQUIDITY FUNDS

Power of Attorney

I hereby appoint Michael P. Malloy, Ralph Schlosstein, Paul Audet and William C. McGinley attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of BLACKROCK LIQUIDITY FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on November 2, 2005.

/s/ Rodney D. Johnson
Rodney D. Johnson

BLACKROCK LIQUIDITY FUNDS

Power of Attorney

I hereby appoint Michael P. Malloy, Ralph Schlosstein, Paul Audet and William C. McGinley attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of BLACKROCK LIQUIDITY FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on November 2, 2005.

/s/ Robert C. Robb, Jr.
Robert C. Robb, Jr.

BLACKROCK LIQUIDITY FUNDS

Power of Attorney

I hereby appoint Michael P. Malloy, Ralph Schlosstein, Paul Audet and William C. McGinley attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of BLACKROCK LIQUIDITY FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on November 2, 2005.

/s/ Kenneth L. Urish
Kenneth L. Urish

BLACKROCK LIQUIDITY FUNDS

Power of Attorney

I hereby appoint Michael P. Malloy, Ralph Schlosstein, Paul Audet and William C. McGinley attorney for me, with full power of substitution, and in my name and on my behalf as a trustee to sign any Registration Statement or Amendment thereto of BLACKROCK LIQUIDITY FUNDS (Registration No. 2-47015) to be filed with the Securities and Exchange Commission under the Securities Act of 1933, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on November 2, 2005.

/s/ Frederick W. Winter
Frederick W. Winter

EXHIBIT INDEX

(d)(2)	Form of Management Agreement

(h)(2)	Form of Sub-Administration Agreement

(j)(1)	Consent of Drinker Biddle & Reath LLP